UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Kenneth L. Greenberg, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Trust
Financial Square Funds SM

▶ Prime Obligations Fund

▶ Money Market Fund

▶ Treasury Obligations Fund

▶ Treasury Instruments Fund

▶ Government Fund

▶ Federal Fund

▶ Tax-Free Money Market Fund

SEMIANNUAL REPORT
June 30, 2006

Goldman Sachs Trust
Financial Square FundsSM

Taxable Funds*
Financial Square Prime Obligations Fund. The Fund invests in securities of the U.S. Government, its agencies, authorities, and instrumentalities, obligations of U.S. banks, commercial paper and other high quality, short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.
Financial Square Money Market Fund. The Fund invests in securities of the U.S. Government, its agencies, authorities, and instrumentalities, U.S. dollar denominated obligations of U.S. banks and foreign banks, U.S. dollar denominated commercial paper and other high-quality, short-term obligations of states, municipalities and other entities, U.S. and foreign companies, and of foreign governments, and repurchase agreements.
Financial Square Treasury Obligations Fund. Rated “AAA” by Standard & Poor’s Rating Group and “Aaa” by Moody’s Investors Service, Inc., the Fund invests only in securities issued by the U.S. Treasury which are backed by the full faith and credit of the U.S. Government, and repurchase agreements relating to such securities.
Financial Square Treasury Instruments Fund. The Fund invests only in certain U.S. Treasury obligations, the interest income from which is generally exempt from state income taxation.
Financial Square Government Fund. The Fund invests, directly or indirectly, only in securities of the U.S. Government, its agencies, authorities and instrumentalities, and repurchase agreements relating to such securities.
Financial Square Federal Fund. The Fund invests only in certain securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.
Tax-Exempt Fund*
Financial Square Tax-Free Money Market Fund. The Fund invests in securities issued by or on behalf of states, territories and possessions of the United States, its political subdivisions, agencies, authorities, and instrumentalities, and the District of Columbia, the interest from which is exempt from federal income tax, and not an item of tax preference under the federal alternative minimum tax.

*	Past performance is no guarantee of future results. Yields will vary. An investment in any of the Financial Square Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. More complete information, including management fees and expenses, is included in the Financial Square Funds’ Prospectuses and/or Statement of Additional Information, or may be obtained by calling Goldman Sachs Funds at 1-800-621-2550. Goldman Sachs Financial Square FundsSM is a service mark of Goldman, Sachs & Co.

Sector Allocations†
as of June 30, 2006

Taxable Funds

	Prime	Money	Treasury	Treasury
Security Type	Obligations	Market	Obligations	Instruments	Government	Federal

Bank Notes	2.4%	—	—	—	—	—

Certificates of Deposit	7.3	1.3%	—	—	—	—

Certificates of Deposit—Eurodollar	—	3.8	—	—	—	—

Certificates of Deposit—Yankeedollar	—	8.6	—	—	—	—

Commercial Paper & Corporate Obligations	29.1	20.9	—	—	—	—

Master Demand Notes	1.3	0.7	—	—	—	—

Repurchase Agreements	28.8	15.7	100.2%	—	72.4%	—

Time Deposits	0.9	20.5	—	—	—	—

U.S. Government Agency Obligations	1.2	3.6	—	—	27.7	99.0%

U.S. Treasury Obligations	—	—	—	99.7%	—	—

Variable Rate Obligations	28.9	24.8	—	—	—	—

Tax Exempt Fund

Tax-Free
Security Type	Money Market

Commercial Paper	10.5%

General Obligation Bond	0.1

Put Bonds	2.5

Revenue Anticipation Notes	0.1

Revenue Bonds	0.1

Tax and Revenue Anticipation Notes	0.4

Tax Anticipation Notes	0.1

Variable Rate Obligations	93.3

†	The funds are actively managed and, as such, their composition may differ over time. The percentage shown for each sector reflects the value of investments in that sector as a percentage of total net assets. Percentage for other assets and liabilities are not shown therefore figures may not sum to 100%.

Sector Allocations†
as of December 31, 2005

Taxable Funds

	Prime	Money	Treasury	Treasury
Security Type	Obligations	Market	Obligations	Instruments	Government	Federal

Bank Notes	0.9%	—	—	—	—	—

Certificates of Deposit	9.2	2.1%	—	—	—	—

Certificates of Deposit — Eurodollar	—	2.1	—	—	—	—

Certificates of Deposit — Yankeedollar	—	4.5	—	—	—	—

Commercial Paper & Corporate Obligations	34.7	34.0	—	—	—	—

Master Demand Notes	1.4	0.9	—	—	—	—

Repurchase Agreements	23.1	28.4	91.8%	—	61.9%	—

Time Deposits	0.8	—	—	—	—	—

U.S. Government Agency Obligations	5.9	7.6	—	—	38.1	110.1%

U.S. Treasury Obligations	—	—	8.4	100.2%	—	—

Variable Rate Obligations	24.0	20.4	—	—	—	—

Tax-Exempt Fund

Tax-Free
Security Type	Money Market

Commercial Paper	8.8%

Put Bonds	4.6

Revenue Anticipation Notes	0.5

Tax and Revenue Anticipation Notes	4.5

Tax Anticipation Notes	2.0

Variable Rate Obligations	81.1

†	The funds are actively managed and, as such, their composition may differ over time. The percentage shown for each sector reflects the value of investments in that sector as a percentage of total net assets. Percentage for other assets and liabilities are not shown therefore figures may not sum to 100%.

Schedule of Investments

Financial Square Prime Obligations Fund
June 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—29.1%
Asset-Backed
Adirondack Corp.
$200,000,000	5.30%	08/14/2006	$198,704,444
Amstel Funding Corp.
121,803,000	4.93	07/07/2006	121,702,919
153,176,000	5.14	08/30/2006	151,865,069
Austra Corp.
100,000,000	5.27	07/18/2006	99,751,139
Cafco LLC
70,000,000	5.05	07/28/2006	69,734,875
100,000,000	5.20	08/10/2006	99,422,222
82,822,000	5.25	08/14/2006	82,290,559
Cancara Asset Securitization Ltd.
265,405,000	5.24	07/07/2006	265,173,213
CC USA, Inc.
30,000,000	5.29	08/21/2006	29,775,388
Chariot Funding LLC
100,491,000	5.07	07/05/2006	100,434,390
Charta LLC
150,000,000	5.19	08/08/2006	149,178,250
Ciesco LLC
140,649,000	5.20	08/08/2006	139,876,993
Citibank Credit Card Issuance Trust (Dakota Corp.)
122,000,000	5.29	08/03/2006	121,408,402
232,500,000	5.29	08/17/2006	230,894,265
Compass Securitization LLC
85,560,000	5.05	07/18/2006	85,355,963
Concord Minutemen Capital Co. LLC
150,241,000	5.05	07/13/2006	149,988,094
50,927,000	5.29	08/21/2006	50,545,705
CRC Funding LLC
150,000,000	5.17	08/07/2006	149,202,958
100,000,000	5.19	08/08/2006	99,452,167
176,000,000	5.20	08/08/2006	175,033,956
80,000,000	5.29	08/17/2006	79,448,011
Curzon Funding LLC
75,000,000	5.19	08/14/2006	74,524,708
Davis Square Funding III (Delaware) Corp.
200,000,000	5.04	07/26/2006	199,300,000
Davis Square Funding IV (Delaware) Corp.
200,000,000	5.32	08/04/2006	198,995,111
Davis Square Funding V (Delaware) Corp.
200,000,000	5.32	08/03/2006	199,024,667
Davis Square Funding VI (Delaware) Corp.
115,000,000	5.33	07/26/2006	114,574,340
Edison Asset Securitization Corp.
150,000,000	5.19	09/06/2006	148,551,125
FCAR Owner Trust Series II
150,000,000	5.15	07/11/2006	149,785,417
80,000,000	5.17	07/12/2006	79,873,622
Fountain Square Commercial Funding Corp.
37,537,000	5.29	08/21/2006	37,255,691
50,260,000	5.14	08/28/2006	49,843,791
G Street Finance (Delaware) Corp.
140,000,000	5.28	08/14/2006	139,096,533
Galleon Capital LLC
162,000,000	5.30	07/05/2006	161,904,600
Gemini Securitization Corp.
40,000,000	5.20	08/10/2006	39,768,889
15,000,000	5.13	08/31/2006	14,869,613
25,000,000	5.14	09/01/2006	24,778,694
K2 USA LLC
104,500,000	5.34	09/20/2006	103,244,432
Kitty Hawk Funding Corp.
185,000,000	5.20	07/17/2006	184,572,444
79,000,000	5.24	08/01/2006	78,643,534
KLIO Funding Corp.
40,442,000	5.27	07/20/2006	40,329,622
133,738,000	5.29	07/21/2006	133,345,330
120,054,000	5.29	07/24/2006	119,648,251
60,000,000	5.15	09/01/2006	59,467,833
KLIO II Funding Corp.
60,000,000	5.15	09/01/2006	59,467,833
KLIO III Funding Corp.
63,411,000	5.27	07/19/2006	63,244,071
100,428,000	5.29	07/21/2006	100,132,853
100,460,000	5.29	07/24/2006	100,120,473
Lake Constance Funding Ltd.
56,000,000	5.26	07/14/2006	55,893,631
92,000,000	5.15	09/05/2006	91,131,367
Landale Funding Ltd.
125,000,000	5.27	08/15/2006	124,176,563
Mane Funding Corp.
100,000,000	5.29	08/22/2006	99,235,889
Newport Funding Corp.
75,000,000	5.13	08/31/2006	74,348,063
North Sea Funding LLC
44,530,000	4.99	07/17/2006	44,431,242
Old Line Funding Corp.
58,895,000	5.20	08/03/2006	58,614,267
Park Granada LLC
214,225,000	5.06	07/13/2006	213,863,674
9,956,000	5.08	08/02/2006	9,911,043
60,000,000	5.19	08/08/2006	59,671,300
Ranger Funding Co. LLC
101,889,000	5.23	08/02/2006	101,415,329
Scaldis Capital LLC
25,000,000	5.01	07/25/2006	24,916,500
Sierra Madre Funding Ltd.
100,000,000	5.41	09/28/2006	98,662,528

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations (continued)
Asset-Backed (continued)
Solitaire Funding LLC
$60,000,000	5.05%	08/10/2006	$59,663,333
Thames Asset Global Securitization
76,081,000	5.20	09/07/2006	75,333,716
Three Pillars Funding LLC
110,980,000	5.07	07/03/2006	110,948,741
Three Rivers Funding
104,212,000	5.07	07/03/2006	104,182,647
39,756,000	5.25	07/21/2006	39,640,045
Ticonderoga Funding LLC
196,815,000	5.15	07/12/2006	196,505,290
105,486,000	5.31	07/28/2006	105,065,902
Tulip Funding Corp.
100,000,000	5.08	07/03/2006	99,971,778
Variable Funding Capital Corp.
50,000,000	5.14	07/14/2006	49,907,194
60,000,000	5.24	07/20/2006	59,834,067
Business Credit Institution
General Electric Capital Corp.
295,000,000	5.19	09/06/2006	292,150,546
Security and Commodity Brokers, Dealers and Services
Bear Stearns & Cos., Inc.
310,000,000	5.32	07/03/2006	309,908,378

Total Commercial Paper and Corporate Obligations			$7,882,985,492

Bank Notes—2.4%
Bank of America Corp.
$226,100,000	4.22%	08/30/2006	$226,100,000
200,000,000	5.65	06/25/2007	200,000,000
National City Bank
134,000,000	4.79	01/16/2007	134,000,000
100,000,000	5.06	02/26/2007	100,000,000

Total Bank Notes			$660,100,000

Certificates of Deposit—7.3%
Bank of New York
$175,000,000	4.76%	12/05/2006	$175,000,000
170,000,000	5.32	04/30/2007	170,000,000
Citibank, N.A.
200,000,000	5.20	08/31/2006	200,000,000
National City Bank
250,000,000	5.17	03/30/2007	250,000,000
SunTrust Bank
245,000,000	4.73	11/27/2006	245,000,000
Wells Fargo Bank
123,000,000	4.08	07/31/2006	123,000,000
250,000,000	4.80	12/27/2006	250,000,000
272,000,000	4.74	01/10/2007	272,000,000
98,000,000	4.78	01/24/2007	97,983,536
198,000,000	5.06	02/26/2007	198,000,000

Total Certificates of Deposit			$1,980,983,536

Master Demand Note—1.3%
Bank of America Securities LLC
$365,000,000	5.38%	07/31/2006	$365,000,000

U.S. Government Agency Obligations(a)—1.2%
Asset-Backed
FNMA
$120,000,000	5.01%	07/07/2006	$119,983,764
200,000,000	5.11	09/07/2006	199,972,399

Total U.S. Government Agency Obligations			$319,956,163

Variable Rate Obligations(a)—28.8%
Allstate Life Global Funding II
$50,000,000	5.22%	07/17/2006	$50,000,000
70,000,000	5.27	07/17/2006	70,000,000
50,000,000	5.33	07/27/2006	50,000,000
American Express Bank FSB
100,000,000	5.11	07/10/2006	100,000,000
American Express Centurion Bank
100,000,000	5.10	07/05/2006	100,000,000
125,000,000	5.11	07/10/2006	125,000,000
60,000,000	5.26	07/24/2006	60,000,000
100,000,000	5.28	07/26/2006	100,000,000
American Express Credit Corp.
70,000,000	5.23	07/05/2006	70,000,000
100,000,000	5.11	07/10/2006	100,000,000
25,000,000	5.15	07/12/2006	25,002,481
Bank of America Corp.
250,000,000	5.25	07/24/2006	250,000,000
Bank of America NA
200,000,000	5.20	07/17/2006	200,000,000
Cancara Asset Securitization Ltd.
300,000,000	5.15	07/17/2006	299,996,271
Crown Point Capital Co. LLC
200,000,000	5.22	09/08/2006	199,991,750
Eli Lilly Services, Inc.
75,000,000	5.08	07/03/2006	75,000,000
Fairway Finance Corp.
120,000,000	5.12	07/12/2006	119,998,578
100,000,000	5.15	07/17/2006	99,997,279

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Prime Obligations Fund (continued)
June 30, 2006 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Variable Rate Obligations(a) (continued)
Fifth Third Bank
$411,280,000	5.08%		07/06/2006	$411,260,562
General Electric Capital Corp.
225,000,000	5.08		07/05/2006	225,132,229
156,000,000	5.25		07/10/2006	156,000,000
150,000,000	5.46		09/29/2006	150,000,000
Hartford Life Insurance Co.(b)
100,000,000	5.24		08/01/2006	100,000,000
J.P.Morgan Chase & Co
100,000,000	5.12		07/03/2006	100,000,000
Lehman Brothers Holdings, Inc.
120,000,000	5.20		08/28/2006	120,000,000
Merrill Lynch & Co., Inc.
145,000,000	5.19		07/05/2006	145,008,755
145,000,000	5.42		07/11/2006	145,126,991
100,000,000	5.18		07/17/2006	100,000,000
91,300,000	5.14		07/19/2006	91,322,568
110,000,000	5.29		07/21/2006	110,013,938
8,405,000	5.28		07/27/2006	8,410,218
60,000,000	5.18		08/29/2006	60,000,000
113,000,000	5.60		09/18/2006	113,057,027
Metropolitan Life Global Funding I
85,000,000	5.44		07/28/2006	85,000,000
Monumental Life Insurance Co.(b)
120,000,000	5.26		07/03/2006	120,000,000
55,000,000	5.28		08/01/2006	55,000,000
Morgan Stanley
225,000,000	5.36		07/03/2006	225,000,000
100,000,000	5.37		07/03/2006	100,000,000
25,000,000	5.19		07/05/2006	25,000,000
151,042,000	5.19		07/12/2006	151,165,945
150,000,000	5.41		07/27/2006	150,000,000
National City Bank of Indiana
55,000,000	4.98		07/05/2006	54,999,734
New York Life Insurance Co.
25,000,000	4.98	(b)	10/01/2006	25,000,000
50,000,000	5.05	(b)	10/01/2006	50,000,000
250,000,000	5.51	(b)	10/01/2006	250,000,000
Newport Funding Corp.
200,000,000	5.09		07/03/2006	200,000,000
Pacific Life Global Funding
100,000,000	5.18		07/05/2006	100,000,000
Pacific Life Insurance Co.
50,000,000	5.20		07/13/2006	50,000,000
State Street Bank & Trust Co.
44,500,000	5.19		08/22/2006	44,504,960
100,000,000	5.22		09/01/2006	100,013,505
Suntrust Bank
195,000,000	5.10		07/10/2006	194,988,360
245,000,000	5.29		07/27/2006	245,000,000
Travelers Insurance Co.(b)
150,000,000	5.22		07/28/2006	150,000,000
Union Hamilton Special Funding LLC
155,000,000	5.49		09/28/2006	155,000,000
US Bank, NA
133,000,000	5.06		07/25/2006	132,993,595
50,000,000	5.13		07/28/2006	50,000,316
190,000,000	5.28		07/31/2006	189,990,360
Wachovia Asset Securitization, Inc.(b)
171,140,929	5.31		07/25/2006	171,140,929
Wachovia Bank NA
125,000,000	5.08		07/05/2006	125,000,000
197,500,000	5.25		09/05/2006	197,504,563
World Savings Bank FSB
300,000,000	5.09		07/10/2006	299,997,172

Total Variable Rate Obligations				$7,827,618,086

Time Deposits—0.9%
J.P. Morgan Chase & Co.
$200,000,000	5.25%		07/03/2006	$200,000,000
M&I Marshall & Ilsley Bank
40,000,000	5.19		07/03/2006	40,000,000

Total Time Deposits				$240,000,000

Total Investments before Repurchase Agreement				$19,276,643,277

Repurchase Agreements-Unaffiliated Issuers(c)—26.3%
Citigroup Global Markets, Inc.
$225,000,000	5.36%		07/03/2006	$225,000,000
Maturity Value: $225,100,500
Citigroup Global Markets, Inc.
225,000,000	5.40		07/03/2006	225,000,000
Maturity Value: $225,101,250
Repurchase agreements issued by Citigroup Global Markets, Inc., with a total amortized cost of $450,000,000, are collateralized by various corporate issues, 5.33% to 5.35%, due 07/02/2007 to 12/31/2007. The aggregate market value of the collateral was $459,000,000.
Joint Repurchase Agreement Account I
81,500,000	4.51		07/03/2006	81,500,000
Maturity Value: $81,530,617
Joint Repurchase Agreement Account II
5,816,600,000	5.28		07/03/2006	5,816,600,000
Maturity Value: $5,819,157,365

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements-Unaffiliated Issuers(c) (continued)
UBS Securities LLC
$25,700,000	4.55%	07/03/2006	$25,700,000
Maturity Value: $25,709,745
Collateralized by U.S. Treasury Notes, 4.13%, due 05/15/2015. The aggregate market value of the collateral, including accrued interest, was $26,344,803.
UBS Securities LLC
250,000,000	5.25	07/03/2006	250,000,000
Maturity Value: $250,109,375
Collateralized by Federal Home Loan Mortgage Corp., 5.00% to 7.50%, due 05/01/2007 to 06/01/2036, Federal Home Loan Bank, 8.50%, due 02/01/2008 and Federal National Mortgage Association, 5.00% to 8.25%, due 01/01/2010 to 04/01/2036. The aggregate market value of the collateral, including accrued interest, was $255,002,120.
Wachovia Capital Markets
515,000,000	5.38	07/03/2006	515,000,000
Maturity Value: $515,230,892
Collateralized by various corporate issues, 0.00% to 7.63%, due 07/27/2006 to 05/15/2043. The aggregate market value of the collateral, including accrued interest, was $537,855,936.

Total Repurchase Agreements-Unaffiliated Issuers			$7,138,800,000

Repurchase Agreements-Affiliated Issuers(c)—2.6%
Goldman, Sachs & Co.
$100,000,000	5.23%	07/03/2006	$100,000,000
Maturity Value: $100,043,583
Collateralized by Federal National Mortgage Association 4.00% to 6.50%, due 08/01/2018 to 06/01/2036. The aggregate market value of the collateral, including accrued interest, was $103,081,320.
Goldman, Sachs & Co.
600,000,000	5.28	07/03/2006	600,000,000
Maturity Value: $600,264,000
Collateralized by Federal National Mortgage Association 4.50% to 8.50%, due 01/01/2014 to 06/01/2036. The aggregate market value of the collateral, including accrued interest, was $618,808,415.

Total Repurchase Agreements- Affiliated Issuers			$700,000,000

Total Investments—99.9%			$27,115,443,277

Other Assets in Excess of Liabilities—0.1%			$13,104,558

Net Assets—100.0%			$27,128,547,835

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on either U.S. Treasury Bill, LIBOR, or Prime lending rate.
(b)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At June 30, 2006, these securities amounted to $921,140,929 or approximately 3.4% of net assets.
(c)	Unless noted, all repurchase agreements were entered into on June 30, 2006. Additional information on Joint Repurchase Agreement Accounts I & II appear on page 40-41.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is baed upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

Investment Abbreviations:

FNMA	—	Federal National Mortgage Association
LIBO	R	— London Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Money Market Fund
June 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—20.9%
Asset-Backed
Adirondack Corp.
$195,000,000	4.94%	07/03/2006	$194,946,483
Amstel Funding Corp.
75,000,000	5.14	08/30/2006	74,358,125
Aspen Funding Corp.
50,000,000	5.13	08/31/2006	49,565,375
Austra Corp.
50,000,000	5.27	07/18/2006	49,875,569
Cafco LLC
30,000,000	5.05	07/28/2006	29,886,375
Cancara Asset Securitization Ltd.
100,000,000	5.24	07/07/2006	99,912,667
Chariot Funding LLC
36,247,000	5.07	07/05/2006	36,226,581
Ciesco LLC
50,000,000	5.05	07/25/2006	49,831,667
Citibank Credit Card Issuance Trust
110,000,000	5.02	07/24/2006	109,647,206
CRC Funding LLC
49,600,000	5.20	08/03/2006	49,363,573
50,000,000	5.19	08/08/2006	49,726,083
Curzon Funding LLC
50,000,000	5.19	08/14/2006	49,683,139
Davis Square Funding VI (Delaware) Corp.
85,000,000	5.33	07/26/2006	84,685,382
FCAR Owner Trust Series II
110,000,000	5.15	07/12/2006	109,826,903
40,000,000	5.17	07/12/2006	39,936,811
Fountain Square Commercial Funding Corp.
56,920,000	5.31	07/31/2006	56,668,129
81,400,000	5.20	08/02/2006	81,023,751
G Street Finance (Delaware) Corp.
60,000,000	5.28	08/14/2006	59,612,800
George Street Finance LLC
48,261,000	5.27	07/21/2006	48,119,703
Kittyhawk Funding Corp.
87,454,000	5.20	07/17/2006	87,251,884
KLIO Funding Corp.
50,000,000	5.27	07/20/2006	49,861,062
30,000,000	5.29	07/24/2006	29,898,608
KLIO II Funding Corp.
50,413,000	5.29	07/20/2006	50,272,383
KLIO III Funding Corp.
40,000,000	5.29	07/24/2006	39,864,811
Nieuw Amsterdam Receivables Corp.
80,336,000	5.15	07/11/2006	80,221,075
31,033,000	5.32	08/01/2006	30,890,834
Sierra Madre Funding Ltd.
100,000,000	5.41	09/28/2006	98,662,528
Solitaire Funding LLC
35,000,000	5.05	08/10/2006	34,803,611
Thames Asset Global Securitization
32,276,000	5.20	08/04/2006	32,117,493
Thunder Bay Funding, Inc.
60,990,000	5.07	07/03/2006	60,972,821
Ticonderoga Funding LLC
75,000,000	5.15	07/12/2006	74,881,979
Tulip Funding Corp.
33,000,000	5.08	07/03/2006	32,990,687
73,588,000	4.93	07/10/2006	73,497,303
Variable Funding Capital Corp.
50,000,000	5.14	07/14/2006	49,907,194
40,000,000	5.24	07/20/2006	39,889,378
100,000,000	5.29	07/28/2006	99,603,250
Commercial Banks
Bank of Ireland
200,000,000	5.28	08/21/2006	198,505,417
Barclays Bank PLC
150,000,000	5.13	08/24/2006	148,845,750
Security and Commodity Brokers, Dealers and Services
Bear Stearns & Cos., Inc.
150,000,000	5.32	07/03/2006	149,955,667

Total Commercial Paper and Corporate Obligations			$2,785,790,057

Certificates of Deposit—1.3%
Alliance & Leicester PLC
$20,000,000	5.21%	03/30/2007	$20,000,718
Citibank, N.A.
60,000,000	5.20	08/31/2006	60,000,000
100,000,000	5.40	09/20/2006	100,000,000

Total Certificates of Deposit			$180,000,718

Certificates of Deposit-Eurodollar—3.8%
Alliance & Leicester PLC
$83,000,000	4.74%	01/09/2007	$82,995,777
22,000,000	4.75	01/10/2007	22,000,000
Societe Generale
83,000,000	4.75	12/04/2006	83,000,000
144,000,000	5.01	07/13/2006	143,998,377
80,000,000	5.20	03/30/2007	80,000,000
90,000,000	5.33	04/27/2007	90,000,000

Total Certificates of Deposit-Eurodollar			$501,994,154

Certificates of Deposit-Yankeedollar—8.6%
Bank of Nova Scotia
$175,000,000	5.33%	08/22/2006	$175,000,000
Barclays Bank PLC
75,000,000	4.77	12/05/2006	75,000,000
Caylon
$125,000,000	5.40%	06/04/2007	$125,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Certificates of Deposit-Yankeedollar (continued)
Credit Suisse First Boston, Inc.
$60,000,000	4.80%	01/12/2007	$60,000,000
30,000,000	5.21	03/29/2007	30,000,000
DePfa Bank Europe PLC
100,000,000	5.34	08/08/2006	100,000,000
Deutsche Bank AG
65,000,000	4.10	07/31/2006	65,000,000
100,000,000	4.80	01/29/2007	100,000,000
70,000,000	5.09	02/27/2007	70,000,000
HBOS Treasury Services PLC
85,000,000	4.82	12/27/2006	85,000,000
Natexis Banques Populaires
33,000,000	5.04	02/14/2007	32,987,924
Royal Bank of Canada
55,000,000	4.25	08/31/2006	55,000,000
Unicredito Italiano SPA
175,000,000	5.33	08/22/2006	175,000,000

Total Certificates of Deposit-Yankeedollar			$1,147,987,924

Master Demand Note—0.7%
Bank of America Securities LLC
$100,000,000	5.38%	07/31/2006	$100,000,000

U.S. Government Agency Obligation(a)—3.6%
Sovereign
FNMA
$485,000,000	5.11%	09/07/2006	$484,932,521

Variable Rate Obligations(a)—24.8%
Allstate Life Global Funding II
$30,000,000	5.27%	07/17/2006	$30,000,000
American Express Bank FSB
39,000,000	5.28	07/26/2006	38,997,194
American Express Centurion Bank
50,000,000	5.10	07/05/2006	50,000,000
American Express Credit Corp.
74,000,000	5.23	07/05/2006	74,000,000
Australia and New Zealand Banking Group Ltd.
32,000,000	5.30	07/24/2006	32,000,000
Bank of Ireland
100,000,000	5.24	07/20/2006	100,000,000
Bank of Nova Scotia
175,000,000	5.21	07/21/2006	174,950,745
50,000,000	5.24	07/24/2006	49,990,973
Barclays Bank PLC
70,000,000	5.07	07/05/2006	69,989,513
145,000,000	5.28	07/27/2006	144,984,349
Canadian Imperial Bank of Commerce
101,000,000	5.05%	07/03/2006	101,067,593
Commonwealth Bank of Australia
16,000,000	5.29	07/24/2006	16,000,000
Credit Agricole SA
75,000,000	5.31	07/23/2006	75,000,000
Credit Suisse First Boston, Inc.
85,000,000	5.02	07/12/2006	84,984,519
145,000,000	5.14	08/18/2006	145,000,000
200,000,000	5.43	09/26/2006	200,000,000
DePfa Bank Europe PLC
50,000,000	5.37	09/15/2006	50,000,000
Gemini Securitization Corp.
68,000,000	5.09	07/03/2006	68,000,000
General Electric Capital Corp.
75,000,000	5.25	07/10/2006	75,000,000
Greenwich Capital Funding Corp.
100,000,000	5.13	07/11/2006	100,000,000
HBOS Treasury Services PLC
125,000,000	5.12	07/10/2006	125,000,000
75,000,000	5.26	08/21/2006	75,000,000
HSH Nordbank AG
82,000,000	5.12	07/11/2006	81,994,962
Lehman Brothers Holdings, Inc.
50,000,000	5.20	08/28/2006	50,000,000
Metropolitan Life Global Funding I
40,000,000	5.26	07/16/2006	40,000,000
Monumental Life Insurance Co.(b)
80,000,000	5.26	07/03/2006	80,000,000
Morgan Stanley
25,000,000	5.19	07/05/2006	25,000,000
Natexis Banques Populaires
90,000,000	5.31	07/03/2006	90,000,000
25,000,000	5.18	07/17/2006	25,000,000
National Australia Bank Ltd.
160,000,000	5.10	07/07/2006	160,000,000
Nationwide Building Society
100,000,000	5.42	09/11/2006	100,057,687
50,000,000	5.55	09/28/2006	50,000,000
New York Life Insurance Co.(b)
100,000,000	5.51	07/01/2006	100,000,000
25,000,000	4.98	07/03/2006	25,000,000
40,000,000	5.05	07/03/2006	40,000,000
Royal Bank of Scotland Group PLC
119,000,000	5.20	07/19/2006	118,991,976
50,000,000	5.24	07/24/2006	49,992,328
Skandinaviska Enskilda Banken AB
70,000,000	5.09	07/05/2006	69,993,577
140,000,000	5.14	07/10/2006	140,000,000
Societe Generale
85,000,000	5.08	07/03/2006	85,000,000
Union Hamilton Special Funding LLC
90,000,000	5.42	09/21/2006	90,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Money Market Fund (continued)
June 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Variable Rate Obligations(a) (continued)
Westpac Banking Corp.
$2,250,000	5.34%	09/11/2006	$2,250,000

Total Variable Rate Obligations			$3,303,245,416

Time Deposits—20.5%
Danske Bank
$300,000,000	5.28%	07/03/2006	$300,000,000
Deutsche Bank AG
150,000,000	5.31	07/03/2006	150,000,000
Dexia Bank SA
400,000,000	5.32	07/03/2006	400,000,000
HSH Nordbank AG
400,000,000	5.28	07/03/2006	400,000,000
ING Bank
400,000,000	5.31	07/03/2006	400,000,000
KBC Bank
100,000,000	5.28	07/03/2006	100,000,000
M&I Marshall & Ilsley Bank
80,000,000	5.19	07/03/2006	80,000,000
Rabobank International
500,000,000	5.25	07/03/2006	500,000,000
UBS AG
400,000,000	5.34	07/03/2006	400,000,000

Total Time Deposits			$2,730,000,000

Total Investments before Repurchase Agreement			$11,233,950,790

Repurchase Agreements-Unaffiliated Issuers(c)—13.6%
Citigroup Global Markets, Inc.
$175,000,000	5.36%	07/03/2006	$175,000,000
Maturity Value: $175,078,167
Citigroup Global Markets, Inc.
175,000,000	5.40	07/03/2006	175,000,000
Maturity Value: $175,078,750
Repurchase agreements issued by Citigroup Global Markets, Inc., with a total amortized cost of $350,000,000, are collateralized by various corporate issues, 0.00% to 1.00%, due 11/15/2006 to 12/25/2035. The aggregate market value of the collateral, including accrued interest, was $362,441,140.
Joint Repurchase Agreement Account I
58,100,000	4.51	07/03/2006	58,100,000
Maturity Value: $58,121,826
Joint Repurchase Agreement Account II
905,100,000	5.28%	07/03/2006	905,100,000
Maturity Value: $905,497,942
UBS Securities LLC
49,200,000	4.55	07/03/2006	49,200,000
Maturity Value: $49,218,655
Collateralized by a U.S. Treasury Note, 4.13%, due 05/15/2015. The aggregate market value of the collateral, including accrued interest, was $50,187,295.
UBS Securities LLC
250,000,000	5.25	07/03/2006	250,000,000
Maturity Value: $250,109,375
Collateralized by Federal Home Loan Mortgage Corp., 4.00% to 8.00%, due 05/01/2010 to 06/01/2036 and Federal National Mortgage Association, 4.50% to 6.50%, due 06/01/2019 to 06/01/2036. The aggregate market value of the collateral, including accrued interest, was $255,327,375.
Wachovia Capital Markets
200,000,000	5.38	07/03/2006	200,000,000
Maturity Value: $200,089,667
Collateralized by various corporate issues, 0.00% to 7.63%, due 07/27/2006 to 05/15/2043. The aggregate market value of the collateral, including accrued interest, was $208,987,709.

Total Repurchase Agreements-Unaffiliated Issuers			$1,812,400,000

Repurchase Agreements-Affiliated Issuers(c)—2.1%
Goldman, Sachs & Co.
$75,000,000	5.23%	07/03/2006	$75,000,000
Maturity Value: $75,032,688
Collateralized by FNMA, 5.00% to 7.00%, due 01/01/2033 to 09/01/2035. The aggregate market value of the collateral, including accrued interest, was $77,249,994.

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements-Affiliated Issuers(c) (continued)
Goldman, Sachs & Co.
$200,000,000	5.28%	07/03/2006	$200,000,000
Maturity Value: $200,088,000
Collateralized by Federal National Mortgage Association 4.50% to 8.50%, due 01/01/2014 to 06/01/2036. The aggregate market value of the collateral, including accrued interest, was $205,999,907.

Total Repurchase Agreements- Affiliated Issuers			$275,000,000

Total Investments—99.9%			$13,321,350,790

Other Assets in Excess of Liabilities—0.1%			$17,713,945

Net Assets—100.0%			$13,339,064,735

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security is based on the LIBOR rate.
(b)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At June 30, 2006, these securities amounted to $245,000,000 or approximately 1.8% of net assets.
(c)	Unless noted, all repurchase agreements were entered into on June 30, 2006. Additional information on Joint Repurchase Agreement Accounts I & II appear on page 40-41.
Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

Investment Abbreviations:

FNMA	—	Federal National Mortgage Association
LIBO	R	— London Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Treasury Obligations Fund
June 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements-Unaffiliated Issuers(a)—100.2%
Bank of America Securities LLC
$174,000,000	5.19%	04/24/2007	$174,000,000
Maturity Value: $183,156,025
Dated: 04/24/2006
Collateralized by U.S. Treasury Notes, 0.88% to 3.88%, due 01/15/2008 to 01/15/2016 and U.S. Treasury STRIPS, 0.00% to 4.50%, due 08/15/2006 to 05/15/2016. The aggregate market value of the collateral, including accrued interest, was $177,480,036.
Joint Repurchase Agreement Account I
5,693,400,000	4.51	07/03/2006	5,693,400,000
Maturity Value: $5,695,538,821
UBS Securities LLC
92,600,000	4.55	07/03/2006	92,600,000
Maturity Value: $92,635,111
Collateralized by U.S. Treasury Notes, 3.38% to 4.25%, due 09/15/2009 to 02/15/2015. The market value, including accrued interest, was $94,902,935.
UBS Securities LLC
82,000,000	4.82	02/05/2007	82,000,000
Maturity Value: $85,952,400
Dated: 02/09/2006
Collateralized by U.S. Treasury Notes, 3.38% to 3.50%, due 09/15/2009 to 02/15/2010. The aggregate market value of the collateral, including accrued interest, was $83,805,298.
UBS Securities LLC
85,000,000	5.08	03/26/2007	85,000,000
Maturity Value: $89,341,989
Dated: 03/29/2006
Collateralized by U.S. Treasury STRIPS, 0.00% to 11.75%, due 01/15/2006 to 01/15/2014. The aggregate market value of the collateral, including accrued interest, was $85,935,010.

Total Repurchase Agreements-Unaffiliated Issuers			$6,127,000,000

Total Investments—100.2%			$6,127,000,000

Liabilities In Excess of Other Assets—(0.2)%			$(12,163,408)

Net Assets—100.0%			$6,114,836,592

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Unless noted, all repurchase agreements were entered into on June 30, 2006. Additional information on Joint Repurchase Agreement Account I appears on page 40.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Treasury Instruments Fund
June 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—99.7%
United States Treasury Bills
$4,700,000	4.58%	07/13/2006	$4,692,832
200,000,000	4.50	07/20/2006	199,525,000
56,300,000	4.62	07/20/2006	56,162,722
118,430,000	4.25	07/27/2006	118,066,486
450,000,000	4.69	07/27/2006	448,475,750
630,000,000	4.71	07/27/2006	627,859,225
450,000,000	4.77	07/27/2006	448,449,750
85,000,000	4.60	08/03/2006	84,641,583
50,000,000	4.64	08/03/2006	49,787,333
24,000,000	4.60	08/10/2006	23,877,467
150,000,000	4.67	08/17/2006	149,085,458
45,000,000	4.68	08/17/2006	44,725,050
73,100,000	4.72	08/17/2006	72,649,542
350,000,000	4.90	09/28/2006	345,764,465
110,000,000	4.96	12/14/2006	107,486,714

Total U.S. Treasury Obligations			$2,781,249,377

Total Investments—99.7%			$2,781,249,377

Other Assets In Excess of Liabilities—0.3%			$8,182,758

Net Assets—100.0%			$2,789,432,135

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
Interest rates represent either the stated coupon rate or the annualized yield on date of purchase for discounted securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Government Fund
June 30, 2006 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—27.7%
FFCB(a)
$5,000,000	5.26%		07/03/2006	$4,998,887
FHLB(a)
115,000,000	5.04		08/02/2006	114,995,666
10,000,000	5.17		07/21/2006	9,999,140
40,000,000	5.38		09/29/2006	39,989,830
39,000,000	4.86		07/04/2006	38,989,150
FHLMC
15,000,000	4.50		04/18/2007	14,913,764
164,000,000	5.35	(a)	09/27/2006	163,963,034
122,000,000	5.30	(a)	09/22/2006	121,959,403
40,000,000	4.48		11/01/2006	39,387,733
19,555,000	4.49		11/14/2006	19,223,304
40,000,000	3.75		03/15/2007	39,625,626
26,300,000	4.48		01/09/2007	25,672,307
26,773,000	4.54		01/09/2007	26,124,736
40,000,000	4.75		02/16/2007	38,786,111
FNMA
100,000,000	5.11	(a)	09/07/2006	99,985,654
123,000,000	5.01	(a)	07/07/2006	122,985,492
58,000,000	5.31	(a)	09/22/2006	57,983,654
16,416,000	2.63		11/15/2006	16,290,357
122,000,000	5.28	(a)	09/21/2006	121,953,760
24,000,000	3.63		11/17/2006	23,901,986
9,590,000	5.25		04/15/2007	9,588,474
42,000,000	3.55		01/12/2007	41,705,088
33,600,000	4.00		02/28/2007	33,384,709

Total U.S. Government Agency Obligations				$1,226,407,865

Total Investments before Repurchase Agreement				$1,226,407,865

Repurchase Agreements-Unaffiliated Issuers(b)—66.8%
Joint Repurchase Agreement Account I
$40,900,000	4.51%		07/03/2006	$40,900,000
Maturity Value: $40,915,364
Joint Repurchase Agreement Account II
2,825,000,000	5.28		07/03/2006	2,825,000,000
Maturity Value: $2,826,242,058
UBS Securities LLC
49,900,000	4.55		07/03/2006	49,900,000
Maturity Value: $49,918,920
Dated: 06/30/2006
Collateralized by U.S. Treasury Note, 4.13%, due 05/15/2015. The aggregate market value of the collateral, including accrued interest, was $51,148,976.
UBS Securities LLC
$48,000,000	5.21%		07/21/2006	$48,000,000
Maturity Value: $48,020,840
Dated: 06/21/2006
Collateralized by Federal Home Loan Mortgage Corp., 5.50% due 01/01/2035 to 03/01/2035 and Federal National Mortgage Association, 5.00% to 6.50%, due 01/01/2035 to 06/01/2036. The aggregate market value of the collateral, including accrued interest, was $48,942,084.

Total Repurchase Agreements- Unaffiliated Issuers				$2,963,800,000

Repurchase Agreements-Affiliated Issuers(b)—5.6%
Goldman, Sachs & Co.
$50,000,000	5.23%		07/03/2006	$50,000,000
Maturity Value: $50,021,792
Collateralized by Federal Home Loan Mortgage Corp., 5.00% to 5.50%, due 07/01/2020 to 10/01/2035. The aggregate market value of the collateral, including accrued interest, was $51,499,996.
Goldman, Sachs & Co.
200,000,000	5.28		07/03/2006	200,000,000
Maturity Value: $200,088,000
Collateralized by Federal National Mortgage Association 4.50% to 8.50%, due 01/01/2014 to 06/01/2036. The aggregate market value of the collateral, including accrued interest, was $205,999,907.

Total Repurchase Agreements- Affiliated Issuers				$250,000,000

Total Investments—100.1%				$4,440,207,865

Liabilities In Excess of Other Assets—(0.1)%				$(5,593,557)

Net Assets—100.0%				$4,434,614,308

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on LIBOR rate.
(b)	Unless noted, all repurchase agreements were entered into on June 30, 2006. Additional information on Joint Repurchase Agreement Accounts I & II appear on page 40-41.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Investment Abbreviations:

FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
LIBOR	—	London Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Federal Fund
June 30, 2006 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—99.0%
FFCB
$39,000,000	4.87%		07/03/2006	$38,989,448
85,000,000	4.97	(a)	07/03/2006	84,976,084
120,000,000	5.23	(a)	07/03/2006	119,974,062
85,000,000	5.27	(a)	07/03/2006	84,993,180
70,000,000	5.04	(a)	07/04/2006	69,994,751
35,000,000	5.05	(a)	07/04/2006	35,004,284
148,000,000	5.00	(a)	07/05/2006	147,977,423
100,000,000	4.87		07/06/2006	99,932,361
40,000,000	5.07	(a)	07/06/2006	40,000,270
75,000,000	5.00	(a)	07/09/2006	74,991,992
100,000,000	5.08	(a)	07/11/2006	100,000,000
85,000,000	5.04	(a)	07/13/2006	84,957,124
37,500,000	5.15	(a)	07/17/2006	37,497,064
18,000,000	5.19	(a)	07/17/2006	18,002,768
56,000,000	4.99		07/18/2006	55,868,042
26,000,000	5.03		07/19/2006	25,934,610
37,500,000	5.17	(a)	07/20/2006	37,497,345
20,000,000	5.19	(a)	07/23/2006	19,997,828
110,000,000	5.21	(a)	07/24/2006	109,992,090
13,000,000	5.28	(a)	07/29/2006	12,999,394
35,000,000	5.24	(a)	07/30/2006	34,997,129
80,000,000	4.98	(a)	07/01/2006	79,992,773
85,000,000	4.98	(a)	07/02/2006	84,968,592
75,000,000	5.00	(a)	07/01/2006	74,989,700
175,000,000	5.01	(a)	07/01/2006	174,995,198
75,000,000	5.04	(a)	07/01/2006	74,999,781
123,900,000	5.21	(a)	08/02/2006	123,844,952
FHLB
450,000,000	4.99	(a)	07/03/2006	449,821,178
80,000,000	4.86	(a)	07/04/2006	79,977,743
56,200,000	4.98		07/05/2006	56,168,903
119,813,000	4.99		07/05/2006	119,746,637
525,825,000	4.99		07/05/2006	525,533,459
8,200,000	5.04		07/05/2006	8,195,413
110,200,000	5.06		07/05/2006	110,138,043
390,000,000	4.87	(a)	07/06/2006	389,845,604
155,471,000	5.01		07/07/2006	155,341,311
277,200,000	5.01		07/07/2006	276,968,538
342,899,000	5.07		07/12/2006	342,367,792
291,900,000	5.08		07/12/2006	291,447,352
35,000,000	5.14		07/14/2006	34,935,036
27,800,000	5.15		07/14/2006	27,748,350
278,000,000	4.93		07/19/2006	277,314,730
37,000,000	5.08		07/19/2006	36,906,020
125,350,000	4.86		07/21/2006	125,011,555
112,500,000	5.17	(a)	07/21/2006	112,493,760
187,000,000	5.17		07/21/2006	186,462,894
185,290,000	5.17		07/21/2006	184,757,600
175,000,000	5.19		07/28/2006	174,319,469
285,000,000	5.04	(a)	08/02/2006	284,990,163
165,000,000	5.07		08/09/2006	164,093,738
141,164,000	5.11		08/09/2006	140,382,540
75,000,000	5.02	(a)%	08/10/2006	74,967,904
31,250,000	5.13		08/11/2006	31,067,422
127,000,000	5.14		08/11/2006	126,255,978
34,500,000	5.19	(a)	09/13/2006	34,493,922
60,695,000	2.95		09/14/2006	60,494,298
45,000,000	5.21	(a)	09/15/2006	44,991,681
37,492,000	5.25		09/22/2006	37,038,191
75,000,000	5.31	(a)	09/22/2006	74,987,696
25,500,000	5.28		09/27/2006	25,170,880
150,000,000	5.38	(a)	09/29/2006	149,972,656
3,015,000	4.50		11/02/2006	3,012,619
2,040,000	4.51		11/07/2006	2,038,433
22,385,000	4.88		11/15/2006	22,397,654
10,000,000	3.38		12/15/2006	9,943,068
12,400,000	2.34		12/18/2006	12,264,720
74,200,000	3.80		12/22/2006	73,897,980
11,000,000	3.03		12/29/2006	10,912,909
40,000,000	3.50		01/18/2007	39,750,297
33,000,000	4.00		01/23/2007	32,847,604
15,000,000	4.63		01/23/2007	14,991,406
28,300,000	4.63		01/30/2007	28,283,440
57,335,000	4.88		02/15/2007	57,292,824
140,000,000	4.89		03/05/2007	139,738,983
41,500,000	5.00		03/20/2007	41,438,011
27,040,000	4.25		04/16/2007	26,827,572
19,765,000	4.00		04/25/2007	19,566,412
42,000,000	5.13		06/01/2007	41,930,228
35,700,000	4.63		07/16/2007	35,366,221

Total U.S. Government Agency Obligations				$7,775,277,082

Total Investments—99.0%				$7,775,277,082

Other Assets In Excess of Liabilities—1.0%				$74,879,184

Net Assets—100.0%				$7,850,156,266

The accompanying notes are an integral part of these financial statements.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on either LIBOR or Prime lending rate.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for the floating rate securities.

Investment Abbreviations:

FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund
June 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama—1.7%
Alabama Housing Finance Authority MF Hsg. VRDN RB Refunding for Rime Village Huntsville Series 1996 B (FNMA) (A-1+)
$11,275,000	4.02%	07/06/2006	$11,275,000
Birmingham GO VRDN Capital Improvement Series 1998 A (Regions Bank LOC) (A-1/VMIG1)
3,265,000	3.98	07/06/2006	3,265,000
Birmingham GO VRDN Capital Improvement Series 2004 A (AMBAC) (Southtrust Bank N.A. SPA) (A-1+/ P-1)(a)
17,910,000	4.02	07/06/2006	17,910,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/ VMIG1)
25,000,000	4.03	07/03/2006	25,000,000
Gadsden IDA VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1)
6,150,000	4.03	07/03/2006	6,150,000
Huntsville GO VRDN Warrants Series 2002 G (Regions Bank LOC) (A-1/VMIG1)(a)
9,360,000	3.99	07/06/2006	9,360,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/VMIG1)
5,100,000	4.03	07/06/2006	5,100,000
Mobile City IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1)
6,700,000	4.03	07/03/2006	6,700,000
Montgomery Waterworks & Sanitary Sewer Board P-Floats-PT-2706 Series 2005 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(b)
5,225,000	4.01	07/06/2006	5,225,000
Parrish IDRB VRDN PCRB for Alabama Power Co. Project Series 1994 (A-1)
19,550,000	4.03	07/03/2006	19,550,000
University of Alabama VRDN RB Eagle Series 2004-0032 Class A (MBIA) (Citibank N.A. SPA) (A-1+) (b)
11,000,000	4.02	07/06/2006	11,000,000
University of Alabama VRDN RB ROCS II-R-2131 Series 2004 (MBIA) (Citigroup Global Markets SPA) (A-1+)(b)
5,215,000	4.01	07/06/2006	5,215,000
University of Alabama VRDN RB Series 1993 B (A-1+/VMIG1)
8,000,000	3.99	07/06/2006	8,000,000

			$133,750,000

Alaska—0.9%
ABN AMRO Munitops Certificates Trust VRDN RB for Alaska Non-AMT Series 2006-9 (MBIA) (ABN AMRO Bank N.V. SPA) (F1+)(b)
$8,100,000	4.02%	07/06/2006	$8,100,000
Alaska Housing Finance Corp. VRDN RB P-Floats-PA 332 Series 1998 (MBIA) (Merrill Lynch Capital Services LOC) (A-1)(b)
6,340,000	4.01	07/05/2006	6,340,000
Alaska Housing Finance Corp. VRDN RB Spears Series 2005 DB-163 (FGIC) (Deutsche Bank AG LOC) (F1+)(b)
12,000,000	4.00	07/06/2006	12,000,000
Alaska State Housing Finance Corp. VRDN RB for Housing Development Series 2000 B (A-1+/VMIG1)
33,300,000	3.97	07/05/2006	33,300,000
Eclipse Funding Trust VRDN RB for Alaska State Housing Finance Corp. Series 2006-22 (MBIA) (US Bank N.A. SPA) (VMIG1)(b)
10,030,000	4.00	07/06/2006	10,030,000

			$69,770,000

Arizona—1.3%
ABN AMRO Munitops Certificate Trust VRDN RB for Arizona Non-AMT Trust Series 2005-54 (FGIC) (ABN AMRO Bank N.V.) (VMIG1)(b)
$13,785,000	4.01%	07/06/2006	$13,785,000
Arizona School Facilities Board COPS VRDN Series 2006-1298 (FGIC) (JP Morgan Chase Bank LOC) (A-1+)(b)
7,750,000	4.01	07/06/2006	7,750,000
Arizona School Facilities Board VRDN COPS Series 2005 (FGIC) (IXIS Municipal Products SPA) (A-1+)(b)
8,975,000	4.00	07/06/2006	8,975,000
Arizona State Transportation Board Highway VRDN RB ROCS II-R-4003 (Citigroup Global Markets SPA) (Aa1)(b)
5,155,000	4.01	07/06/2006	5,155,000
Arizona State University COPS VRDN P-Floats-PT 2404 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(b)
5,470,000	4.01	07/06/2006	5,470,000
Arizona State University VRDN RB Putters Series 2002-270Z (FGIC) (JP Morgan Chase & Co. SPA) (A-1+)(b)
4,330,000	4.01	07/06/2006	4,330,000
Eclipse Funding Trust VRDN RB for Phoenix Civic Improvement Corp. Series 2006-23 (FGIC) (US Bank N.A. SPA) (VMIG1)(b)
7,425,000	4.00	07/06/2006	7,425,000
Phoenix Civic Improvement Corp. VRDN RB Excise Tax P-Floats-PA-1373 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(b)
9,000,000	4.01	07/06/2006	9,000,000
Phoenix Civic Improvement Corp. VRDN RB Excise Tax Putters Series 1374 (MBIA) (JP Morgan Chase & Co.) (A-1+)(b)
5,500,000	4.01	07/06/2006	5,500,000
Salt River Agricultural Project CP Series S-B (Bank of America, Citibank N.A., JP Morgan Chase & Co., M&I Bank and Wells Fargo Bank SPA) (A-1+/P-1)
9,000,000	3.60	07/11/2006	9,000,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2006-0022 Class A (Citibank N.A. SPA) (A-1+)(b)
6,100,000	4.02	07/06/2006	6,100,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Arizona (continued)
Salt River Project Agricultural Improvement & Power District Electrical Systems VRDN RB Eagle Series 2006-0014 Class A (Citibank N.A. SPA) (A-1+)(b)
$10,875,000	4.02%	07/06/2006	$10,875,000
Salt River Project VRDN RB for Agricultural Improvement & Power District Electrical Systems Series 2005-1076 (Morgan Stanley SPA) (A-1)(b)
4,845,000	4.01	07/06/2006	4,845,000
Salt River Project VRDN RB for Agricultural Improvement & Power District Electrical Systems Series 2005-1233 (Morgan Stanley SPA) (A-1)(b)
5,330,000	4.01	07/06/2006	5,330,000

			$103,540,000

Arkansas(b)—0.1%
Eclipse Funding Trust VRDN RB for University of Arkansas Solar Eclipse Series 2006-26 (MBIA) (US Bank N.A. SPA) (VMIG1)
$11,360,000	4.00%	07/06/2006	$11,360,000

California(b)—0.3%
California State Public Works Board Lease VRDN RB P-Floats-PT 3288 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)
$8,315,000	4.01%	07/06/2006	$8,315,000
California State Public Works Board Lease VRDN RB P-Floats-PT 3289 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (A-1)
17,945,000	4.01	07/06/2006	17,945,000

			$26,260,000

Colorado—4.5%
Adams & Arapahoe Counties Joint School District 28J GO VRDN P-Floats-PT 3367 Series 2006 (MBIA) (Depfa Bank PLC SPA) (F1+)(b)
$4,330,000	4.01%	07/06/2006	$4,330,000
Arapahoe County Multifamily VRDN RB Refunding for Rent Housing-Hunters Run Series 2001 (FHLMC) (A-1+)
7,030,000	3.97	07/06/2006	7,030,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2002 B (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
14,955,000	3.98	07/05/2006	14,955,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-3 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
38,410,000	3.98	07/05/2006	38,410,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-5 (UBS AG SPA) (A-1+/VMIG1)
16,600,000	3.98	07/05/2006	16,600,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-6 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
39,300,000	4.00	07/05/2006	39,300,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity Health System Series 2002 (A-1+/VMIG1)
48,200,000	3.98	07/05/2006	48,200,000
Colorado Health Facilities Authority VRDN RB Refunding for Catholic Health Series 2004 B-1 (Bayerische Landesbank SPA) (A-1+/VMIG1)
32,605,000	4.00	07/05/2006	32,605,000
Colorado Health Facilities Authority VRDN RB Refunding for Catholic Health Series 2004 B-2 (Bayerische Landesbank SPA) (A-1+/VMIG1)
25,905,000	3.98	07/05/2006	25,905,000
Colorado Health Facilities Authority VRDN RB Refunding for Catholic Health Series 2004 B-4 (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
25,945,000	4.00	07/05/2006	25,945,000
Colorado Housing & Finance Authority CP Series 2006 (SP-1+/MIG1)
1,000,000	2.75	07/05/2006	1,000,000
Colorado Springs VRDN RB for Colorado College Project Series 2005 (A-1+/VMIG1)
8,645,000	3.97	07/06/2006	8,645,000
Colorado State TRANS General Funding (SP-1+)(a)
13,000,000	4.50	07/06/2006	13,088,010
Eclipse Funding Trust VRDN RB for University of Colorado Series 2006-66 (US Bank NA) (FGIC) (VMIG1)(b)
11,160,000	4.00	07/06/2006	11,160,000
Northern Colorado Water Conservancy District COPS VRDN P-Floats-PT 1395 (MBIA) (Merrill Lynch Capital Services SPA) (A-1)(b)
5,095,000	4.01	07/06/2006	5,095,000
Platte River Power Authority Electric VRDN RB Sub Lien Series 1993 S-1 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)(a)
14,050,000	3.96	07/05/2006	14,050,000
Regional Transportation District COPS VRDN RB P-Floats-PT 2827 Series 2005 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(b)
5,530,000	4.01	07/06/2006	5,530,000
Regional Transportation District Sales Tax VRDN RB P-Floats-PT 1413 Series 2002 (Merrill Lynch Capital Services SPA) (A-1)(b)
7,210,000	4.01	07/06/2006	7,210,000
Regional Transportation District Sales Tax VRDN RB P-Floats-PT 2184 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(b)
17,080,000	4.01	07/06/2006	17,080,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Colorado (continued)
University of Colorado Enterprise Systems VRDN RB P-Floats-PT 2690 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(b)
$7,080,000	4.01%	07/06/2006	$7,080,000

			$343,218,010

Delaware—0.1%
University of Delaware VRDN RB Series 1998 (Bank of America) (A-1+)
$7,550,000	3.98%	07/05/2006	$7,550,000

Florida—5.4%
ABN AMRO Munitops Certificate Trust VRDN RB for Florida Non-AMT Trust Certificates Series 2006-24 (XLCA) (ABN AMRO Bank N.V.) (VMIG1)
$14,265,000	4.01%	07/06/2006	$14,265,000
Broward County GO P-Floats-PT 2138 Series 2004 (Merrill Lynch Capital Services SPA) (A-1)(b)
13,995,000	4.01	07/06/2006	13,995,000
Broward County Housing Finance Authority VRDN MF Hsg. RB for Landings of Inverrary Apartments Series 1985 (FNMA) (VMIG1)
9,600,000	3.98	07/05/2006	9,600,000
Broward County Housing Finance Authority VRDN MF Hsg. RB for Sanctuary Apartments Project Series 1985 (FNMA LOC) (VMIG1)
6,000,000	3.98	07/05/2006	6,000,000
Broward County Housing Finance Authority VRDN MF Hsg. RB Refunding for Island Club Apartments Series 2001 A (FHLMC LOC) (A-1+)
6,335,000	3.97	07/06/2006	6,335,000
Dade County VRDN RB Water & Sewer System (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)(a)
16,710,000	3.95	07/05/2006	16,710,000
Eclipse Funding Trust VRDN COPS for Orange County School Board Series 2006-30 (FGIC) (US Bank N.A. SPA) (VMIG1)(b)
8,968,000	4.00	07/06/2006	8,968,000
Eclipse Funding Trust VRDN RB for Gainesville Utilities Systems Series 2006-27 (FSA) (US Bank N.A. SPA) (VMIG1)(b)
5,000,000	4.00	07/06/2006	5,000,000
Eclipse Funding Trust VRDN RB for Miami-Dade County Series 2006-0049 (FSA) (US Bank N.A. SPA) (A-1+)(b)
5,775,000	4.00	07/06/2006	5,775,000
Eclipse Funding Trust VRDN RB Solar Eclipse Miami Dade County Transit Sales (XLCA) (U.S. Bank N.A.) (A-1+)(b)
10,000,000	3.99	07/06/2006	10,000,000
Florida State Board of Education GO VRDN Eagle Tax-Exempt Trust Series 2001-0901 (Citibank N.A. SPA) (A-1)(b)
26,850,000	4.02	07/06/2006	26,850,000
Florida State Board of Education GO VRDN Eagle Tax-Exempt Trust Series 2005-0031 Class A (Citibank N.A. SPA) (A-1+)(a)(b)
15,000,000	4.02	07/06/2006	15,000,000
Florida State Board of Education GO VRDN Eagle Tax-Exempt Trust Series 2005-0057 Class A (Citibank N.A. SPA) (A-1+)(b)
6,565,000	4.02	07/06/2006	6,565,000
Florida State Board of Education GO VRDN for Municipal Securities Trust Receipts Series 2003-139 (MBIA) (Societe Generale) (A-1+)(b)
9,455,000	4.03	07/05/2006	9,455,000
Florida State Board of Education GO VRDN P-Floats-PT 3361 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)(b)
10,090,000	4.01	07/06/2006	10,090,000
Florida State Board of Education VRDN RB Floaters Series 2006-1316 (Morgan Stanley SPA) (A-1)(b)
15,872,000	4.01	07/06/2006	15,872,000
Florida State Board of Education VRDN RB Refunding P-Floats-PT 2584 Series 2005 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(b)
6,720,000	4.01	07/06/2006	6,720,000
Florida State Board of Public Education VRDN P-Floats-PT 1465 Series 2002 (Merrill Lynch Capital Services SPA) (A-1)(b)
8,415,000	4.01	07/06/2006	8,415,000
Florida Water & Sewer Systems VRDN RB P-Float-PT 2601 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA)(b)
4,550,000	4.01	07/06/2006	4,550,000
Jackson County VRDN PCRB Refunding for Gulf Power Co. Project Series 1997 (A-1/VMIG1)
1,930,000	4.07	07/03/2006	1,930,000
Jacksonville Electric Authority CP Series 2000 A (Westdeutsche Landesbank LOC)
17,500,000	3.48	08/07/2006	17,500,000
Jacksonville Electric Authority CP Series 2000 S-B (Landesbank Hessen-Thueringen SPA)
41,100,000	3.23	07/20/2006	41,100,000
Jacksonville Electric Authority CP Series 2000 S-B (Landesbank Hessen-Thueringen SPA)
20,000,000	3.20	07/14/2006	20,000,000
Jacksonville Electric Authority VRDN RB Subordinated Electric System Series 2001 B (Bank of America N.A. SPA) (A-1/VMIG1)
14,500,000	4.03	07/03/2006	14,500,000
Kissimmee Utility Authority CP Series 2006 (JP Morgan Chase & Co. SPA)
25,700,000	3.53	07/19/2006	25,700,000
Miami Dade County School Board VRDN COPS ROCS II-R-5004 Series 2003 (FGIC) (Citigroup Global Markets SPA) (VMIG1)(b)
6,245,000	4.01	07/06/2006	6,245,000
Miami Dade County VRDN RB Eagle Series 2006-0106 Class A (FGIC) (Citibank, N.A.) (A-1+)(b)
4,950,000	4.02	07/06/2006	4,950,000
Orlando Utilities Commission Water & Electric VRDN RB Series 2002 A (Bayerische Landesbank SPA) (A-1+/VMIG1)(a)
54,475,000	2.11	07/05/2006	54,475,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Florida (continued)
Orlando Utilities Commission Water & Electric VRDN RB Series 2002 B (SunTrust Bank SPA) (A-1+/VMIG1)
$17,110,000	3.97%	07/05/2006	$17,110,000
Palm Beach County School District CP Series 2005 (Bank of America N.A. LOC)
9,000,000	3.60	08/07/2006	9,000,000

			$412,675,000

Georgia—3.3%
Albany Dougherty Payroll Development Authority VRDN PCRB for Georgia Power Co. Series 1991 (VMIG1)
$2,120,000	4.07%	07/03/2006	$2,120,000
Albany Dougherty County Hospital Authority VRDN RANS for Phoebe Putney Memorial Hospital Series 2002 (AMBAC) (Regions Bank SPA) (VMIG1)
31,600,000	4.03	07/03/2006	31,600,000
Appling County Development Authority VRDN PCRB Refunding for Georgia Power Co. Pollution Hatch Project Series 1997 (A-1/VMIG1)
1,900,000	4.02	07/03/2006	1,900,000
City of Atlanta GO VRDN Floating Rate Receipts Series 1999 SG-123 (Societe Generale LOC) (FGIC) (A-1+)(b)
9,845,000	4.00	07/06/2006	9,845,000
Cobb County Hospital Authority VRDN RB for Equipment Pool Project Certificates Series 2006 (SunTrust Bank LOC) (A-1+/VMIG1)(b)
12,500,000	3.99	07/06/2006	12,500,000
Cobb County IDA VRDN PCRB for Georgia Power Co. Plant Project Series 1991 (VMIG1)
8,330,000	4.02	07/03/2006	8,330,000
Dekalb County Hospital Authority Anticipation Certificates VRDN RB for Dekalb Medical Center, Inc. Project Series 2005 (SunTrust Bank LOC) (VMIG1)
25,000,000	3.99	07/05/2006	25,000,000
Dekalb Private Hospital Authority VRDN RB Anticipation Certificates for Childrens’ Health Care System Project Series 1998 B (SunTrust Bank LOC) (A-1+/VMIG1)
10,215,000	3.97	07/05/2006	10,215,000
Downtown Smyrna Development Authority VRDN Spears Series 2005 DB-141 (Deutsche Bank AG SPA) (A-1+)(b)
22,685,000	4.00	07/05/2006	22,685,000
Fulton County Development Authority VRDN RB for Piedmont Healthcare, Inc. Series 2005 (SunTrust Bank SPA) (A-1+/VMIG1)
15,800,000	3.99	07/06/2006	15,800,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Eagle Series 2002-6022 (MBIA) (Citibank N.A. SPA) (A-1+)(b)
14,760,000	4.02	07/03/2006	14,760,000
Private Colleges & University Authority VRDN RB for Emory University Series 2005 B-1 (A-1+/VMIG1)(a)
70,800,000	3.43	07/06/2006	70,800,000
Private Colleges & University Facilities VRDN RB for Emory University Series 2000 B (A-1+/VMIG1)(a)
27,390,000	3.85	07/05/2006	27,390,000
Savannah Economic Development Authority VRDN PCRB Refunding for Savannah Electric & Power Project Series 1993 (A-1/VMIG1)
2,785,000	4.07	07/03/2006	2,785,000

			$255,730,000

Hawaii(b)—0.4%
ABN AMRO Munitops Certificate Trust VRDN RB for Hawaii Non-AMT Single Series 2005-37 (FGIC) (ABN AMRO Bank N.V. SPA) (F1+)
$21,040,000	4.02%	07/06/2006	$21,040,000
Hawaii State GO VRDN P-Floats-PT 3354 Series 2006 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)
10,705,000	3.94	07/06/2006	10,705,000

			$31,745,000

Idaho(a)—0.1%
Idaho State TANS Series 2006 (SP-1+/MIG1)
$8,000,000	4.50%	06/29/2007	$8,060,720

Illinois—13.4%
Chicago Board of Education GO VRDN Merlots Series 2001 A47 (FGIC) (Bank of New York SPA) (A-1) (b)
$9,315,000	4.01%	07/05/2006	$9,315,000
Chicago Board of Education GO VRDN Merlots Series 2005 A-15 (AMBAC) (Bank of New York SPA) (VMIG1)(b)
8,410,000	4.01	07/05/2006	8,410,000
Chicago Board of Education GO VRDN P-Floats-PT-3010 Series 2005 (AMBAC) (Dexia Credit Local SPA) (F1+)(b)
16,505,000	4.00	07/06/2006	16,505,000
Chicago Board of Education GO VRDN Series 2005 D-1 (CIFG) (Depfa Bank SPA) (A-1+/VMIG1)
1,600,000	4.05	07/03/2006	1,600,000
Chicago Board of Education GO VRDN Series 2005 D-2 (CIFG) (Depfa Bank PLC) (A-1+/VMIG1)
45,915,000	4.05	07/03/2006	45,915,000
Chicago GO Tender Notes Series 2005 (Bank of America N.A. LOC) (SP-1+/VMIG1)
22,575,000	3.37	07/06/2006	22,575,000
Chicago GO VRDN UBS Municipal CRVS Floaters 2006-1 (FSA) (Landesbank Hessen-Thueringen LOC) (A-1) (b)
20,000,000	4.01	07/06/2006	20,000,000
Chicago GO VRDN Eagle Tax-Exempt Trust Series 2001-1301 Class A (FGIC) (Citibank N.A. SPA) (A-1+)(b)
8,910,000	4.02	07/03/2006	8,910,000
Chicago GO VRDN Merlots Series 2000 WWW (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)(b)
4,000,000	4.01	07/05/2006	4,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Chicago GO VRDN Merlots Series 2004 B-24 (FSA) (Wachovia Bank N.A. SPA) (FSA) (JPMorgan Chase & Co.) (A-1+)(b)
$8,105,000	4.01%	07/06/2006	$8,105,000
Chicago GO VRDN Putters Series 2006-1276 (FSA) (JPMorgan Chase & Co.) (A-1+)(b)
24,450,000	4.01	07/06/2006	24,450,000
Chicago GO VRDN Putters Series 2006-1278 (A-1+)(b)
13,200,000	4.01	07/06/2006	13,200,000
Chicago GO VRDN Series 2002 B (FGIC) (Landesbank-Baden Wurttemberg SPA) (A-1+/VMIG1)
24,500,000	3.98	07/06/2006	24,500,000
Chicago GO VRDN Series 2005-1026 (MBIA) (Morgan Stanley SPA) (F1+)(b)
2,694,000	4.01	07/06/2006	2,694,000
Chicago GO VRDN Series 2005-1075 (FSA) (Morgan Stanley SPA) (F1+)(b)
5,495,000	4.01	07/06/2006	5,495,000
Chicago GO VRDN Spears Series 2005 DB-158 (FSA) (Deutsche Bank AG SPA) (F1+)(b)
4,800,000	4.00	07/06/2006	4,800,000
Chicago GO VRDN Spears Series 2005 DB-171 (FSA) (Deutsche Bank AG SPA) (F1+)(b)
5,295,000	4.00	07/06/2006	5,295,000
Chicago Metropolitan Water Reclamation District of Greater Chicago VRDN RB ROCS RR-II-R 1075 Series 2006 (Citigroup) (VMIG1)(b)
4,100,000	4.01	07/06/2006	4,100,000
Chicago Park District GO VRDN Series 2006-1223 (FGIC) (JP Morgan Chase & Co. SPA) (F1+)(b)
5,985,000	4.01	07/06/2006	5,985,000
Chicago Sales Tax Revenue VRDN P-Floats-PT-2866 Series 2005 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(b)
8,240,000	4.01	07/06/2006	8,240,000
Chicago VRDN Merlots Series 2003 A43 (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)(b)
8,245,000	4.01	07/03/2006	8,245,000
City of Chicago GO VRDN Putters Series 2006-1286 (FSA) (JP Morgan Chase Bank LOC) (A-1+)(b)
14,600,000	4.01	07/06/2006	14,600,000
City of Chicago GO VRDN Putters Series 2006-1287 (FSA) (JP Morgan Chase Bank LOC) (A-1+)(b)
6,500,000	4.01	07/06/2006	6,500,000
Cook County GO VRDN Capital Improvement Series 2002 B (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
109,400,000	3.98	07/05/2006	109,400,000
Cook County GO VRDN P-Floats PT 2637 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(b)
5,110,000	4.01	07/06/2006	5,110,000
Cook County GO VRDN P-Floats-PT 1522 Series 2002 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(b)
8,730,000	4.01	07/06/2006	8,730,000
Cook County Munitops Certificate Trust GO VRDN Non-AMT Series 2004-47 (MBIA) (ABN AMRO Bank N.V. SPA) (VMIG1)(b)
14,360,000	4.02	07/06/2006	14,360,000
Cook County VRDN RB for Catholic Theological Union Project Series 2005 (Harris Trust & Savings Bank LOC) (VMIG1)
4,500,000	3.99	07/05/2006	4,500,000
Du Page County GO VRDN Forest Preservation District P-Floats-PT 3337 Series 2005 (Merrill Lynch Capital Services SPA) (VMIG1)(b)
11,545,000	4.01	07/06/2006	11,545,000
Eclipse Funding Trust GO VRDN for Chicago Solar Eclipse Series 2006-3 (FSA) (US Bank N.A. SPA) (VMIG1)(b)
6,260,000	4.00	07/06/2006	6,260,000
Eclipse Funding Trust GO VRDN for Illinois State Solar Eclipse Series 2006-0005 (AMBAC) (US Bank N.A. SPA) (F1+)(b)
5,000,000	4.00	07/06/2006	5,000,000
Evanston GO VRDN Capital Improvement Project Series 2000 D (Bank of America N.A. SPA) (VMIG1)
4,300,000	3.98	07/06/2006	4,300,000
Evanston GO VRDN for Recreation Center Project Series 2000 C (Bank of America N.A. SPA) (VMIG1)
5,400,000	3.98	07/06/2006	5,400,000
Evanston GO VRDN Maple Street Project Series 2000 A (Bank of America N.A. SPA) (VMIG1)
11,200,000	3.98	07/06/2006	11,200,000
Illinois Development Finance Authority VRDN RB for Bradley University Project Series 2002 (FGIC) (National City Bank SPA) (A-1)(a)
15,460,000	3.97	07/06/2006	15,460,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2005 B1 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
3,450,000	4.03	07/03/2006	3,450,000
Illinois Finance Authority VRDN RB for Resurrection Health Series 2005 C (Lasalle Bank N.A. LOC) (A-1/VMIG1)
16,665,000	3.96	07/06/2006	16,665,000
Illinois Health Facilities Authority VRDN RB for Herman M Finch University (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
9,325,000	4.00	07/05/2006	9,325,000
Illinois Health Facilities Authority VRDN RB for Little Mary Hospital Series 2001 (U.S. Bank N.A. LOC) (A-1+)
24,000,000	4.00	07/06/2006	24,000,000
Illinois Health Facilities Authority VRDN RB for Riverside Health System Series 2002 B (LaSalle Bank N.A. SPA) (A-1/VMIG1)
9,360,000	4.00	07/06/2006	9,360,000
Illinois Health Facilities Authority VRDN RB for The Revolving Fund Pooled Finance Program Series 1985 C (JP Morgan Chase & Co. LOC) (A-1+/VMIG1)
59,025,000	4.00	07/05/2006	59,025,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Illinois Health Facilities Authority VRDN RB for The Revolving Fund Pooled Finance Program Series 1985 D (JP Morgan Chase & Co. LOC) (A-1+/VMIG1)
$40,425,000	4.00%	07/05/2006	$40,425,000
Illinois Health System Evanston Hospital CP Series 1992 S-A
8,000,000	3.75	10/12/2006	8,000,000
Illinois Health System Evanston Hospital CP Series 1995 S-A
31,000,000	3.65	10/05/2006	31,000,000
Illinois Health System Evanston Hospital CP Series 2005 S-A
15,000,000	3.41	09/07/2006	15,000,000
45,000,000	3.48	08/17/2006	45,000,000
Illinois State GO Eagle Tax-Exempt Trust Series 95C-1305 Class A COPS (FGIC) (Citibank N.A. SPA) (A-1+)(b)
14,850,000	4.02	07/03/2006	14,850,000
Illinois State GO VRDN Eagle Tax-Exempt Trust Series 1996-C-1301 Class A (Citibank N.A. SPA) (b)
5,000,000	4.02	07/03/2006	5,000,000
Illinois State GO VRDN Eagle Tax-Exempt Trust Series 2005-3002 Class A (Citibank N.A. SPA) (A-1+)(b)
4,000,000	4.02	07/06/2006	4,000,000
Illinois State GO VRDN Macon Trust Certificates Series 2006 L (Bank of America N.A. SPA) (VMIG1)(b)
3,500,000	4.01	07/06/2006	3,500,000
Illinois State GO VRDN Merlots Series 2002 B05 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(b)
13,320,000	4.01	07/05/2006	13,320,000
Illinois State GO VRDN P-Floats-PT 1882 Series 2003 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(b)
8,550,000	4.01	07/06/2006	8,550,000
Illinois State GO VRDN P-Floats-PT 2131 Series 2004 (Merrill Lynch Capital Services SPA) (F1+) (b)
7,685,000	4.01	07/06/2006	7,685,000
Illinois State GO VRDN P-Floats-PT Series 2009 (FSA) (Merrill Lynch Capital Services SPA) (A-1) (b)
5,325,000	4.01	07/06/2006	5,325,000
Illinois State GO VRDN Putters Series 2004-636 (MBIA) (JP Morgan Chase Bank) (VMIG1)(b)
5,885,000	4.01	07/06/2006	5,885,000
Illinois State GO VRDN ROCS II-R-1007 Series 2005 (MBIA) (Citigroup Global Markets SPA) (VMIG1) (b)
5,245,000	4.01	07/06/2006	5,245,000
Illinois State GO VRDN Series 2003 B (Depfa Bank PLC SPA) (A-1+/VMIG1)
15,000,000	4.01	07/05/2006	15,000,000
Illinois State GO VRDN Series 2005-1024 (Morgan Stanley SPA) (F1+)(b)
13,745,000	4.01	07/06/2006	13,745,000
Illinois State Sales Tax Revenue VRDN Merlots Series 2001 A-102 (Wachovia Bank N.A. SPA) (A-1+) (b)
20,470,000	4.01	07/05/2006	20,470,000
Illinois State Sales Tax Revenue VRDN P-Floats-PT 896 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)(b)
7,900,000	2.95	07/06/2006	7,900,000
Illinois State Toll Highway Authority VRDN RB Putters Series 2005-963 (FSA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)(b)
10,770,000	4.01	07/06/2006	10,770,000
Illinois State Toll Highway Authority VRDN RB Putters Series 2006-1355 (FSA) (JP Morgan Chase & Co. SPA) (A-1+)(b)
8,215,000	4.01	07/06/2006	8,215,000
Illinois State Toll Highway Authority VRDN RB RCOS RR-II-R-6073 Series 2006 (Citibank, NA) (FSA) (VMIG1)(b)
8,415,000	4.01	07/06/2006	8,415,000
Metropolitan Pier & Exposition Authority for Dedicated State Tax P-Floats-PT 1450 Series 2002 (MBIA) (Merrill Lynch Capital Services SPA) (A-1)(b)
7,770,000	4.01	07/15/2006	7,770,000
Metropolitan Pier & Exposition Authority for Dedicated State Tax Revenue VRDN RB Merlots Series 2000 VV (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)(b)
6,000,000	4.01	07/05/2006	6,000,000
Metropolitan Pier & Exposition Authority for Dedicated State Tax VRDN RB Eagle Tax-Exempt Trust Series 2004-0030 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(b)
6,500,000	4.02	07/06/2006	6,500,000
Metropolitan Pier & Exposition Authority Hospitality Facilities VRDN RB Floaters Series 2006-1393 (Morgan Stanley) (VMIG1)(b)
4,450,000	4.01	07/06/2006	4,450,000
Metropolitan Pier & Exposition Authority Hospitality Facilities VRDN RB Floaters Series 2006-1394 (Morgan Stanley) (VMIG1)(b)
4,450,000	4.01	07/06/2006	4,450,000
Metropolitan Pier & Exposition Authority VRDN RB for Dedicated State Tax Floating Rate Receipts Series 2003 (MBIA) (Societe Generale SPA) (A-1+)(b)
17,500,000	4.00	07/05/2006	17,500,000
Metropolitan Pier Exposition Authority VRDN RB Eagle Tax-Exempt Trust Series 2000-1307 Class A (FGIC) (Citibank N.A. SPA) (A-1)(b)
19,205,000	4.02	07/05/2006	19,205,000
Regional Transportation Authority GO VRDN Merlots Series 2001 A48 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(b)
4,920,000	4.01	07/05/2006	4,920,000
Regional Transportation Authority GO VRDN Merlots Series 2002-41 A (FGIC) (Bank of New York) (VMIG1)(b)
8,420,000	4.01	07/05/2006	8,420,000
Regional Transportation Authority GO VRDN P-Floats-PT 2394 Series 2004 (FGIC) (Dexia Credit Local SPA) (A-1)(b)
14,885,000	4.00	07/06/2006	14,885,000
Regional Transportation Authority RB Series 2004 A (FSA) (AA)
4,190,000	5.00	06/01/2007	4,237,765

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Regional Transportation Authority VRDN RB P-Floats-PT 2398 Series 2004 (FSA) (Dexia Credit Local SPA) (F1+)(b)
$21,820,000	4.00%	07/06/2006	$21,820,000
Regional Transportation Authority VRDN RB P-Floats-PT 2886 Series 2005 (MBIA) (Dexia Credit Local)(b)
5,960,000	4.00	07/06/2006	5,960,000
Regional Transportation Authority VRDN RB Stars Certificates Series 2003-21 (FGIC) (BNP Paribas SPA) (VMIG1)(b)
5,935,000	4.00	07/06/2006	5,935,000
University of Illinois VRDN RB P-Floats-PT 2621 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(b)
8,850,000	4.01	07/06/2006	8,850,000

			$1,034,731,765

Indiana—2.8%
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (Indiana Bond Bank for Special Program Columbus Learning) Series 2003-21 (MBIA) (ABN AMRO Bank N.V. SPA) (F1+)(b)
$7,020,000	4.02%	07/06/2006	$7,020,000
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (Indiana Transportation Finance Authority) Series 2004-28 (FGIC) (ABN AMRO Bank N.V. SPA) (FSA) (F1+)(b)
24,560,000	4.02	07/06/2006	24,560,000
Anderson Industrial School Building Corp. Spears DB-196 Series 2006 (FSA) (Deutsche Bank) (A-1+) (b)
11,010,000	4.00	07/15/2006	11,010,000
Carmel Industrial Redevelopment Authority Lease VRDN RB Floaters Series 2006-1275 (A-1)(b)
13,985,000	4.01	07/06/2006	13,985,000
Indiana Bond Bank VRDN RB ROCS II-R-1065 Series 2004 (Citigroup Global Markets SPA) (A-1+)(b)
5,300,000	4.01	07/06/2006	5,300,000
Indiana Health Facilities Financing Authority RB Refunding for Ascension Health Credit GP-A-3 Series 2001 (A-1+/VMIG1)
18,000,000	3.35	01/30/2007	18,000,000
Indiana Health Facilities Financing Authority VRDN RB for Acension Health Credit GP-A-4 Series 2001 (A-1+/VMIG1)
25,000,000	3.50	03/01/2007	25,000,000
Indiana Health Facility Financing Authority VRDN RB for Ascension Series 2001 A-2 (A-1+/VMIG1)
10,000,000	3.62	06/01/2007	10,000,000
Indiana Highway TFA VRDN RB P-Floats-PT 2262 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(b)
5,145,000	4.01	07/06/2006	5,145,000
Indiana State Finance Authority VRDN RB ROCS RR-II-R-6072 Series 2006 (Citibank, N.A.) (VMIG1) (b)
5,295,000	4.01	07/06/2006	5,295,000
Indiana TFA Eagle Tax-Exempt Trust VRDN RB Series 2000-1401 (Citibank N.A. SPA) (A-1+)(b)
19,800,000	4.02	07/03/2006	19,800,000
Indiana TFA Eagle Tax-Exempt Trust VRDN RB Series 2000-1401 Class A (Citibank N.A. SPA) (A-1+1) (b)
12,915,000	4.02	07/03/2006	12,915,000
Indiana TFA Highway VRDN RB Merlots Series 2004 B-18 (FGIC) (Wachovia Bank N.A. SPA) (A-1+)(b)
5,105,000	4.01	07/05/2006	5,105,000
Indiana TFA Highway VRDN RB Series 2004 942 D (FGIC) (Morgan Stanley SPA) (F1+)(b)
4,313,500	4.01	07/06/2006	4,313,500
Indianapolis Bank Bond Eagle Tax-Exempt Trust Series 2002-1401 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(b)
18,165,000	4.02	07/03/2006	18,165,000
Indianapolis Industrial Local Public Improvement Bond Bank VRDN RB Certificates for Macon Trust Series 2006 S (MBIA) (Bank of America N.A. SPA) (A-1+)(b)
4,240,000	3.92	07/06/2006	4,240,000
Indianapolis Local Public Improvement Bond Bank VRDN RB for Waterworks Project Series 2005 G3 (MBIA) (Depfa Bank PLC SPA) (A-1+)
18,000,000	3.97	07/06/2006	18,000,000
Indianapolis Local Public Improvement Bond Bank VRDN RB Series 2006-3390 (Dexia Credit PLC SPA) (A-1+)(b)
5,195,000	4.00	07/06/2006	5,195,000
Noblesville Multi School Building Corp. VRDN RB ROCS RR-II-R-7514 Series 2005 (FGIC) (Citibank N.A. SPA) (A-1+)(b)
5,840,000	4.01	07/06/2006	5,840,000

			$218,888,500

Iowa—0.4%
Chillicothe City VRDN PCRB Refunding for Midwest Power Systems, Inc. Series 1993 A (A-1/VMIG1)
$2,400,000	4.08%	07/05/2006	$2,400,000
Eclipse Funding Trust VRDN RB Des Moines Metropolitan Wastewater Series 2006-0084 (MBIA) (US Bank NA LOC) (A-1+)(b)
6,485,000	4.00	07/06/2006	6,485,000
Iowa Higher Education Loan Authority VRDN RB for Grinnell Private College Facility (VMIG1)
12,500,000	3.97	07/06/2006	12,500,000
Salix City VRDN PCRB for Midwest Power Systems, Inc. Project Series 1993 (A-1/VMIG1)
9,100,000	4.08	07/05/2006	9,100,000

			$30,485,000

Kansas—1.1%
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2004-42 (FSA) (ABN AMRO Bank N.V. SPA) (F1+)(b)
$20,235,000	4.01%	07/06/2006	$20,235,000
Kansas Development Finance Authority VRDN RB for Sisters of Charity Series 2006 C (JP Morgan Chase Bank SPA) (A-1+/VMIG1)
23,800,000	4.03	07/03/2006	23,800,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Kansas (continued)
Kansas Development Finance Authority VRDN RB ROCS RR-II-R 6518 Series 2005 (Citibank N.A. SPA) (VMIG1)(b)
$5,690,000	4.01%	07/06/2006	$5,690,000
Kansas State Department of Highway Transportation VRDN RB Series 2000 C-2 (Kansas State Pooled Money Investment Board) (A-1+/VMIG1)
10,500,000	3.97	07/05/2006	10,500,000
Kansas State Development Finance Authority VRDN RB for Sisters of Charity Series 2006 D (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
20,675,000	4.03	07/03/2006	20,675,000

			$80,900,000

Kentucky—2.7%
Kentucky Asset/Liability Commission General Funding TRANS Series 2006 (SP-1+/MIG1)(a)
$17,500,000	4.50%	06/28/2007	$17,633,175
Kentucky Economic Development Finance Authority VRDN RB for Catholic Health Services Series 2004 C (A-1+/VMIG1)
15,800,000	3.98	07/05/2006	15,800,000
Kentucky Public Energy Authority VRDN RB Gas Supply Series 2006 A (Societe Generale SPA) (A-1+/VMIG1)
169,900,000	4.06	07/03/2006	169,900,000
Kentucky Turnpike Authority Economic Development Road VRDN RB Floaters Series 2006-1374 (Morgan Stanley) (VMIG1)(b)
5,825,000	4.01	07/06/2006	5,825,000
Louisville & Jefferson County COPS Eagle Tax-Exempt Trust Series 2001-1701 Class A (MBIA) (Citibank N.A. SPA)(b)
2,500,000	4.02	07/03/2006	2,500,000

			$211,658,175

Louisiana—1.1%
Louisiana Offshore Terminal Authority Deepwater Port VRDN RB Refunding for First Stage A Loop LLC Series 1992 (SunTrust Bank LOC) (A-1+/VMIG1)
$38,050,000	3.99%	07/05/2006	$38,050,000
Louisiana Public Facilities Authority VRDN RB for Christus Health Series 2005 Subseries C-2 (AMBAC) (Bank of Nova Scotia SPA) (A-1+/VMIG1)(a)
10,000,000	3.96	07/05/2006	10,000,000
Saint James Parish VRDN PCRB Refunding for Occidental Petroleum Series 1996 (Bayerische Landesbank LOC) (P-1)
19,500,000	4.00	07/05/2006	19,500,000
South Louisiana Commission Port VRDN RB Refunding for Occidental Petroleum Corp. Series 1996 (Bank of New York LOC) (P-1)
16,600,000	4.00	07/05/2006	16,600,000

			$84,150,000

Maryland—0.5%
John Hopkins University Health System CP Series 2005 (SunTrust Bank SPA)
$15,200,000	3.70%	07/21/2006	$15,200,000
Maryland State Department of Transportation VRDN RB P-Floats-PT 1259 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(b)
11,100,000	4.01	07/06/2006	11,100,000
University of Maryland System Auxiliary Facility & Tuition VRDN P-Floats-PT 428 Series 2000 (Merrill Lynch Capital Services SPA) (A-1)(b)
9,875,000	4.01	04/01/2008	9,875,000

			$36,175,000

Massachusetts—3.7%
Eclipse Funding Trust VRDN RB for Massachusetts State School Building Solar Eclipse Series 2005-0003 (FSA) (U.S. Bank N.A. SPA) (A-1+)(b)
$23,375,000	3.99%	07/06/2006	$23,375,000
Massachusetts Bay Transportation Authority Special Assessment VRDN ROCS RR-II-R 507 Series 2006 (Citibank N.A. SPA) (VMIG1)(b)
3,955,000	4.01	07/06/2006	3,955,000
Massachusetts Bay Transportation Authority VRDN RB Putters Series 2005-1062 (JP Morgan Chase & Co. SPA) (A-1)(b)
12,380,000	3.60	08/24/2006	12,380,000
Massachusetts Bay Transportation Authority VRDN TRANS Merlots Series 2004 B (Wachovia Bank N.A. SPA) (A-1+)(b)
20,000	4.00	07/05/2006	20,000
Massachusetts Development Finance Agency VRDN RB Refunding for Phillips Academy (Bank of New York SPA) (A-1+/VMIG1)
35,910,000	3.97	07/06/2006	35,910,000
Massachusetts Development Finance Agency VRDN RB ROCS RR-II-R 563 Series 2006 (Citibank NA) (A-1+/VMIG1)(b)
4,910,000	4.01	07/06/2006	4,910,000
Massachusetts Port Authority VRDN RB Transportation Receipts-SGB Series 2005 59-A-1 (AMBAC) (Societe Generale SPA) (A-1+)(b)
15,000,000	4.01	07/06/2006	15,000,000
Massachusetts State GO VRDN Merlots Series 2004 B12 (AMBAC) (Wachovia Bank N.A. SPA) (A-1)(b)
14,855,000	4.00	07/05/2006	14,855,000
Massachusetts State GO VRDN Putters Series 2004-449 (AMBAC) (JP Morgan Chase & Co. SPA) (A-1+) (b)
5,090,000	3.96	07/06/2006	5,090,000
Massachusetts State GO VRDN Refunding Series 1998 A (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)(a)
39,350,000	3.94	07/06/2006	39,350,000
Massachusetts State GO VRDN Series 1998 B (Depfa Bank PLC SPA) (A-1+/VMIG1) (A-1+/VMIG1)(a)
39,300,000	3.94	07/06/2006	39,300,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Massachusetts (continued)
Massachusetts State GO VRDN Stars Certificates Series 2003-25 (MBIA) (BNP Paribas SPA) (VMIG1) (b)
$8,000,000	3.99%	07/06/2006	$8,000,000
Massachusetts State GO VRDN Stars Certificates Series 2003-26 (BNP Paribas SPA) (VMIG1)(b)
10,925,000	3.99	07/06/2006	10,925,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Eagle Tax-Exempt Trust Series 2005-3012 Class A (Citibank N.A. SPA) (A-1+)(b)
17,090,000	4.02	07/06/2006	17,090,000
Massachusetts State Health & Educational Facilities Authority VRDN RB PA-973 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(b)
12,495,000	3.99	07/06/2006	12,495,000
Massachusetts State Special Obligation Dedicated Tax VRDN RB Eagle Series 2006-0011 Class A (FGIC) (Citibank N.A. SPA) (A-1+)(a)(b)
8,400,000	4.02	07/06/2006	8,400,000
Massachusetts State Special Obligation Dedicated Tax VRDN RB Merlots Series 2004 B19 (FGIC) (Wachovia Bank N.A. SPA) (A-1)(b)
9,930,000	4.00	07/05/2006	9,930,000
Massachusetts Water Resources Authority CP Series 1999 (State Street Bank LOC) (A-1+)
23,500,000	3.60	07/20/2006	23,500,000

			$284,485,000

Michigan—4.1%
ABN AMRO Munitops Certificates VRDN RB Non-AMT Series 2003-35 (MBIA) (ABN AMRO Bank N.V. SPA) (VMIG1)(b)
$7,900,000	4.01%	07/06/2006	$7,900,000
City of Detroit CP Series 2006 (SP-1+)
5,800,000	4.50	03/01/2007	5,828,987
Detroit Sewer Disposal VRDN RB ROCS RR-II-R-103 Series 2001 (FGIC) (Citigroup Global Markets SPA) (VMIG1)(b)
6,495,000	4.01	07/06/2006	6,495,000
Detroit Water Supply System VRDN RB Merlots Series 2003 B24 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(b)
4,500,000	4.01	07/06/2006	4,500,000
Detroit City School District GO VRDN Spears Series 2005-182 (FSA) (Deutsche Bank AG SPA) (F1+) (b)
5,775,000	4.00	07/06/2006	5,775,000
Detroit City School District VRDN RB Putters Series 2006-1311 (FSA/Q-SBLF) (JP Morgan Chase & Co.) (A-1+)(b)
8,500,000	4.01	07/06/2006	8,500,000
Eclipse Funding Trust VRDN RB for Michigan State Building Authority Series 2006-0021 (AMBAC) (US Bank N.A. SPA) (F1+)(b)
4,675,000	3.99	07/06/2006	4,675,000
Grosse Pointe Public School Systems GO VRDN Series 1085 (Morgan Stanley SPA) (VMIG1)(b)
5,450,000	4.01	07/06/2006	5,450,000
Michigan Municipal Bond Authority VRDN P-Floats-PT 396 Series 2000 (BNP Paribas SPA) (A-1+)(b)
17,350,000	2.95	07/20/2006	17,350,000
Michigan State Building Authority VRDN RB Eagle Tax-Exempt Trust Series 2001-2204 Class A (Citibank N.A. SPA) (A-1+)(a)(b)
16,000,000	4.02	07/05/2006	16,000,000
Michigan State Building Authority VRDN RB for Multi-Modal Facilities Program II Series 2005 A (Depfa Bank PLC LOC) (A-1+/VMIG1)
94,800,000	3.98	07/06/2006	94,800,000
Michigan State Building Authority VRDN RB Merlots Series 2004 B10 (MBIA) (Wachovia Bank N.A. SPA) (A-1+)(b)
7,990,000	4.01	07/05/2006	7,990,000
Michigan State Building Authority VRDN RB ROCS RR-II-R-2111 Series 2004 (MBIA-IBC) (Citigroup Global Markets SPA) (A-1+)(b)
5,165,000	4.01	07/06/2006	5,165,000
Michigan State Hospital Finance Authority VRDB RB Floaters Series 2006-1308 (Morgan Stanley SPA) (VMIG1)(b)
4,980,000	4.01	07/06/2006	4,980,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 1999 B (A-1+)(a)
24,000,000	3.95	07/05/2006	24,000,000
Michigan State Hospital Finance Authority VRDN RB for Henry Ford Health Series 2006 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
35,000,000	4.00	07/05/2006	35,000,000
Michigan State Hospital Finance Authority VRDN RB Merlots Series 1999 K (MBIA) (Wachovia Bank SPA) (VMIG1)(b)
5,000,000	4.01	07/05/2006	5,000,000
Michigan State Trunk Line Fund Series 1998 A Eagle Tax-Exempt Trust Series 1998-2202 Class A (Citibank N.A. SPA) (A-1+)(b)
30,165,000	4.02	07/03/2006	30,165,000
Michigan State University VRDN RB General Series 2003 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
3,855,000	3.97	07/05/2006	3,855,000
Michigan State University VRDN RB Series 2005 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
21,150,000	3.97	07/05/2006	21,150,000

			$314,578,987

Minnesota—1.1%
Elk River Independent School District #728 GO VRDN ROCS RR-II-R 183 (FSA) (Citigroup Global Markets SPA) (VMIG1)(b)
$9,175,000	4.01%	07/06/2006	$9,175,000
Minnesota State GO VRDN Eagle Tax-Exempt Trust Series 2001-2301 Class A (Citibank N.A. SPA) (A-1+)(b)
3,300,000	4.02	07/06/2006	3,300,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Minnesota (continued)
Rochester Health Care Facilities VRDN RB ROCS RR-II-R 568 Series 2006 (Citigroup Global Markets LOC) (VMIG1)(b)
$5,500,000	4.01%	07/07/2006	$5,500,000
University of Minnesota VRDN RB ROCS RR-II-R 29 Series 2000 (Citigroup Global Markets SPA) (A-1+)(b)
7,165,000	4.01	07/06/2006	7,165,000
University of Minnesota VRDN RB Series 1999 A (Landesbank Hessen-Thueringen SPA) (A-1/VMIG1)
47,315,000	3.95	07/05/2006	47,315,000
University of Minnesota VRDN RB Series 2001 C (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
9,650,000	3.95	07/05/2006	9,650,000

			$82,105,000

Mississippi—0.7%
Jackson County Port Facilities VRDN RB Refunding for Chevron USA, Inc. Project Series 1993 (A-1+/P-1)
$8,700,000	4.04%	07/03/2006	$8,700,000
Mississippi Development Bank Special Obligation VRDN Merlots Series 2000 HH (AMBAC) (Wachovia Bank) (VMIG1)
1,000,000	2.83	07/19/2006	1,000,000
Mississippi State GO VRDN for Capital Improvements Series 2003 E (Dexia Credit Local SPA) (A-1+/VMIG1)
26,465,000	3.98	07/05/2006	26,465,000
Mississippi State GO VRDN Merlots Series 2003 B08 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)(b)
15,595,000	4.01	07/05/2006	15,595,000

			$51,760,000

Missouri—2.1%
Bi-State Development Agency of Missouri and Illinois Metropolitan District VRDN RB for Mass Transit Metrolink Series 2005 Subseries A (JP Morgan Chase Bank LOC) (A-1+/VMIG1)(a)
$21,500,000	3.98%	07/05/2006	$21,500,000
Bi-State Development Agency of Missouri and Illinois Metropolitan District VRDN RB for Metrolink Cross County Project Series 2002 A (FSA) (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
9,000,000	4.00	07/05/2006	9,000,000
Kansas City IDA VRDN RB for Kansas City Downtown Arena Project Series 2005 C (AMBAC) (Dexia Credit Local SPA) (A-1+/VMIG1)
6,265,000	3.99	07/05/2006	6,265,000
Kansas City IDA VRDN RB for Kansas City Downtown Redevelopment Series 2005 A (AMBAC) (Depfa Bank PLC SPA) (A-1+/VMIG1)
39,000,000	3.99	07/05/2006	39,000,000
Missouri Board Public Buildings VRDN RB P-Floats-PT 1843 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)(b)
6,880,000	4.00	07/06/2006	6,880,000
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution VRDN RB P-Floats-PT 3427 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)(b)
12,000,000	4.01	07/03/2006	12,000,000
Missouri State Health & Educational Facilities Authority VRDN RB Floaters Series 2005 1049 (Bank of Nova Scotia and JP Morgan Chase LOC) (A-1+/VMIG1)
25,200,000	4.03	07/03/2006	25,200,000
Missouri State Health & Educational Facilities Authority VRDN RB for Floaters Series 2005 1049 (Morgan Stanley SPA) (VMIG1)(b)
16,185,500	4.01	07/06/2006	16,185,500
Missouri State Health & Educational Facilities Authority VRDN RB for Medical Research Facilities-Stowers Institute (MBIA) (BNP Paribas SPA) (A-1+/VMIG1)
5,025,000	3.98	07/06/2006	5,025,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care Series 2005 C-5 (FGIC) (U.S. Bank N.A. SPA) (A-1+)
4,300,000	3.99	07/05/2006	4,300,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Project Series 1984 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
7,450,000	3.98	07/05/2006	7,450,000
Missouri State Highways & Transit Commission State Road VRDN RB Third Lien Series 2005 B-1 (State Street Bank Corp.) (A-1+/VMIG1)
6,200,000	3.95	07/05/2006	6,200,000

			$159,005,500

Montana—0.3%
Montana Facilities Finance Authority VRDN RB Refunding for Sisters Charity Health System Series 2003 (A-1+/VMIG1)
$5,000,000	3.98%	07/05/2006	$5,000,000
Montana Facilities Finance Authority VRDN RB Refunding for Sisters Charity Health System Series 2006 A (JP Morgan Chase Bank NA) (A-1+/VMIG1)
17,800,000	4.03	07/03/2006	17,800,000

			$22,800,000

Nebraska—0.3%
American Public Energy Agency VRDN RB for Nebraska Gas Supply Series 2005 A (Societe Generale SPA) (A-1+/VMIG1)
$3,100,000	3.99%	07/06/2006	$3,100,000
Douglas County School District GO VRDN P-Floats-PT 2060 No. 1 Series 2003 (Merrill Lynch Capital Services SPA) (A-1)(b)
6,645,000	4.01	07/06/2006	6,645,000
Omaha GO VRDN Eagle Tax-Exempt Trust Series 2004-011 Class A (Citibank N.A. SPA) (A-1+)(b)
5,995,000	4.02	07/06/2006	5,995,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Nebraska (continued)
Omaha GO VRDN Stars Certificates Series 2004-98 (BNP Paribas SPA) (VMIG1)(b)
$10,085,000	3.93%	07/03/2006	$10,085,000

			$25,825,000

Nevada—2.0%
Clark County Airport VRDN RB Spears Series 2005-180 (AMBAC) (Deutsche Bank AG SPA) (F1+)(b)
$3,440,000	4.01%	07/06/2006	$3,440,000
Clark County Airport VRDN RB Sub Lien Series 2001 C (FGIC) (Landesbank Baden-Wurttemburg SPA) (A-1+/VMIG1)(a)
11,175,000	3.96	07/05/2006	11,175,000
Clark County Airport VRDN RB Sub Lien Series 2005 D-1 (FGIC) (Bayerische Landesbank and Landesbank-Baden Wurttemberg SPA) (A-1+/VMIG1)(a)
7,500,000	3.97	07/05/2006	7,500,000
Clark County Airport VRDN RB Sub Lien Series 2005 D-1 (FGIC) (Bayerische Landesbank and Landesbank-Baden Wurttemberg SPA) (A-1+/VMIG1)
20,000,000	3.97	07/06/2006	20,000,000
Clark County Airport VRDN RB Subseries 2005 E-1 (FGIC) (Bayerische Landesbank and Landesbank-Baden) (A-1+/VMIG1)
17,500,000	3.97	07/05/2006	17,500,000
Clark County GO VRDN Floaters Series 2006-1282 (FGIC) (Morgan Stanley SPA) (A-1)(b)
7,000,000	4.01	07/06/2006	7,000,000
Clark County School District GO VRDN P-Floats-PT 2406 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(b)
5,895,000	4.01	07/06/2006	5,895,000
Clark County School District GO VRDN P-Floats-PT 3404 Series 2006 (FGIC) (Merrill Lynch Capital Services LOC) (F1+)(b)
22,800,000	4.01	07/06/2006	22,800,000
Clark County School District GO VRDN Putters Series 2005-1157 (FSA) (JP Morgan Chase & Co. SPA) (F1+)(b)
17,420,000	4.01	07/06/2006	17,420,000
Clark County VRDN Eagle Tax-Exempt Trust Series 2000-2801 Class A (Citibank N.A. SPA)(b)
1,000,000	4.02	07/03/2006	1,000,000
Clark County VRDN RB for Airport Series 2006 C (FGIC) (Landesbank and Landesbank-Baden) (A-1+/VMIG1)
10,600,000	3.96	07/06/2006	10,600,000
Eclipse Funding Trust VRDN RB for Las Vegas Series 2006-0083 (XLCA) (U.S. Bank N.A.) (A-1+)(b)
8,310,000	4.00	07/06/2006	8,310,000
Las Vegas Valley Water District GO VRDN P-Floats-PT 1672 Series 2003 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(b)
11,060,000	4.01	07/06/2006	11,060,000
Las Vegas Valley Water District GO VRDN P-Floats-PT 321 Series 2005 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(b)
5,220,000	4.01	07/06/2006	5,220,000
University of Nevada VRDN RB ROCS II-R-5001 Series 2003 (FGIC) (Citigroup Global Markets SPA) (VMIG1)(b)
5,735,000	4.01	07/06/2006	5,735,000

			$154,655,000

New Hampshire—0.3%
Manchester School Facilities VRDN RB P-Floats-PT 1939 Series 2003 (MBIA) (Merrill Lynch Capital Services SPA)(b)
$5,380,000	4.01%	07/03/2006	$5,380,000
New Hampshire Health & Educational Facilities Authority VRDN RB for Phillips Exeter Academy Series 2003 (Northern Trust SPA) (A-1+/VMIG1)
19,000,000	3.97	07/06/2006	19,000,000

			$24,380,000

New Jersey(b)—1.4%
New Jersey Economic Development Authority P-Floats-PT 2805 Series 2005 (AMBAC and FGIC) (Dexia Credit Local SPA) (F1+)
$34,880,000	3.99%	07/06/2006	$34,880,000
New Jersey Economic Development Authority P-Floats-PT 2847 Series 2005 (MBIA) (Dexia Credit Local SPA) (F1+)
13,480,000	3.99	07/06/2006	13,480,000
New Jersey Economic Development Authority VRDN RB Merlots Series 2004 B-14 (AMBAC) (Wachovia Bank N.A. SPA) (A-1)
14,625,000	4.00	07/05/2006	14,625,000
New Jersey State GO VRDN P-Floats-PT 3273 Series 2005 (AMBAC) (Dexia Credit Local SPA) (A-1+)
8,970,000	3.99	07/05/2006	8,970,000
New Jersey State Transportation Trust Fund Authority VRDN RB Merlots Series 2006 B-03 (MBIA) (Wachovia Bank N.A. SPA) (A-1+)(a)
17,600,000	4.00	07/05/2006	17,600,000
New Jersey State Transportation Trust Fund Authority VRDN RB P-Floats-PT 2617 Series 2005 (MBIA) (Dexia Credit Local SPA) (A-1+)
21,300,000	3.95	07/06/2006	21,300,000

			$110,855,000

New Mexico—0.5%
Albuquerque VRDN RB Refunding for Affordable Housing Projects Series 2000 (MBIA) (Bank of America N.A. SPA) (A-1+/VMIG1)(a)
$8,175,000	3.97%	07/05/2006	$8,175,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New Mexico (continued)
Farmington VRDN PCRB Refunding for Arizona Public Service Co. Series 1994 A (Barclays Bank PLC LOC) (A-1+/P-1)
$23,700,000	4.05%	07/03/2006	$23,700,000
New Mexico State University VRDN RB P-Floats-PT 2342 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(b)
5,185,000	4.01	07/06/2006	5,185,000

			$37,060,000

New York—5.0%
ABN AMRO Munitops Certificates VRDN RB Non-AMT Series 2004-46 (FSA) (ABN AMRO Bank N.V. SPA) (VMIG1)(b)
$29,745,000	4.00%	07/06/2006	$29,745,000
City of New York GO VRDN Putters Series 2006-1299 (FSA) (JP Morgan Chase Bank LOC) (A-1+)(b)
5,375,000	4.01	07/06/2006	5,375,000
Metropolitan Transportation Authority VRDN RB Merlots Series 2003 B25 (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)(b)
3,915,000	4.00	07/05/2006	3,915,000
Metropolitan Transportation Authority VRDN RB Merlots Series 2004 B16 (MBIA & FSA) (Wachovia Bank N.A. SPA) (A-1)(b)
7,185,000	4.00	07/05/2006	7,185,000
New York City GO VRDN Spears Series 2005-172 (CIFG Assurance) (Deutsche Bank AG LOC) (F1+)(b)
3,510,000	3.92	07/06/2006	3,510,000
New York City Municipal Finance Authority Water and Sewer Systems VRDN RB Series 1352 (Morgan Stanley Municipal Products) (VMIG1)(b)
6,000,000	3.99	07/06/2006	6,000,000
New York City Municipal Water Finance Authority CP Series 1 (Dexia Credit Local)
28,000,000	3.67	08/17/2006	28,000,000
New York City Municipal Water Finance Authority CP Series 5 (Westdeutsche Landesbank/Bayerische Landesbank SPA)
10,000,000	3.67	09/14/2006	10,000,000
New York City Municipal Water Finance Authority CP Series 6 (Landesbank Baden-Wurttemberg and Landesbank Hessen-Thueringen SPA)
15,000,000	3.65	08/17/2006	15,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2006-1289 (JP Morgan Chase & Co. SPA) (A-1+)(b)
7,050,000	4.01	07/06/2006	7,050,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB Floaters Series 2006-1249 (Morgan Stanley SPA) (VMIG1)(b)
6,000,000	3.99	07/06/2006	6,000,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB for Municipal Securities Trust Receipts SGB 27 Series 1997 (FSA) (Societe Generale SPA) (A-1+)(b)
1,890,000	3.99	07/06/2006	1,890,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB Merlots Series 2000 DDD (Wachovia Bank N.A. SPA) (VMIG1)(b)
16,835,000	4.00	07/05/2006	16,835,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB P-Floats-PA 1301 Series 2005 (Merrill Lynch Capital Services SPA) (VMIG1)(b)
6,500,000	4.00	07/06/2006	6,500,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB P-Floats-PA 1307 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(b)
9,150,000	4.00	07/06/2006	9,150,000
New York City Municipal Water Finance Authority Water and Sewer System VRDN RB P-Floats-PA 1327 Series 2005 (Merrill Lynch Capital Services SPA) (VMIG1)(b)
9,000,000	4.00	07/06/2006	9,000,000
New York City Transitional Finance Authority VRDN RB Merlots Series 1999 B (Wachovia Bank N.A. SPA) (VMIG1)(b)
14,690,000	4.00	07/06/2006	14,690,000
New York City Transitional Finance Authority VRDN RB Merlots Series 2003 B29 (Wachovia Bank N.A. SPA) (VMIG1)(b)
12,625,000	4.00	07/05/2006	12,625,000
New York City Transitional Finance Authority VRDN RB P-Floats-PT 3299 Series 2005 (Depfa Bank PLC SPA) (A-1+)(b)
14,845,000	3.99	07/06/2006	14,845,000
New York City Transitional Finance Authority VRDN RB P-Floats-PT 406 Series 2000 (Depfa Bank PLC SPA) (A-1+)(b)
13,160,000	3.99	07/06/2006	13,160,000
New York City Transitional Finance Authority VRDN RB Putters Series 2005-1101 (JP Morgan Chase & Co. SPA) (A-1+)(b)
13,790,000	4.01	07/06/2006	13,790,000
New York City Transitional Finance Authority VRDN RB Putters Series 2005-1155 (JP Morgan Chase & Co. SPA) (VMIG1)(b)
23,795,000	4.01	07/06/2006	23,795,000
New York GO VRDN Spears Series DB-198 (FGIC-TCRS) (Deutsche Bank A.G.)(b)
2,100,000	3.99	07/06/2006	2,100,000
New York State Dormitory Authority VRDN RB Merlots Series 2005 A06 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)(b)
6,305,000	4.00	07/05/2006	6,305,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Series 2002-1424 (Merrill Lynch Capital Services SPA) (A-1)(b)
10,225,000	4.00	07/06/2006	10,225,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Series 2005-1121 (Morgan Stanley SPA) (F1+)(b)
$12,728,500	3.99%	07/06/2006	$12,728,500
New York State Environmental Facilities Corp. VRDN RB for Clean Water and Drinking P-Floats-PT 2012 Series 2003 (Merrill Lynch Capital Services SPA) (F1+)(b)
5,170,000	4.00	07/06/2006	5,170,000
New York State Urban Development Corp. VRDN RB Series 2003 SG-164 (FGIC) (Societe Generale SPA) (A-1+)(b)
11,000,000	3.99	07/15/2006	11,000,000
New York State Urban Development Corp. VRDN RB Series 2006 Series SG-163 (FGIC) (Societe Generale SPA)(b)
9,100,000	3.99	07/15/2006	9,100,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 B-1 (Depfa Bank PLC SPA) (A-1+/VMIG1)(a)
6,990,000	3.95	07/06/2006	6,990,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 B-1 (Depfa Bank PLC SPA) (A-1+/VMIG1)
5,400,000	3.95	07/06/2006	5,400,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 B-4 (Landesbank-Baden Wurttemberg SPA) (A-1+/VMIG1)(a)
55,900,000	3.77	07/06/2006	55,900,000

			$382,978,500

North Carolina—5.4%
Buncombe County Metropolitan Sewer District Sewer System VRDN RB Refunding (XLCA) (Bank of America N.A. SPA) (A-1+/VMIG1)(a)
$5,890,000	4.02%	07/06/2006	$5,890,000
Cabarrus County VRDN COPS ROCS II-R-4520 Series 2003 (AMBAC) (Citigroup Global Markets SPA) (A-1+)(b)
5,295,000	4.01	07/06/2006	5,295,000
Charlotte COPS VRDN for Transit Projects/Phase II Series 2005 F (Depfa Bank PLC SPA) (A-1+/VMIG1)(a)
30,200,000	3.18	07/05/2006	30,200,000
Charlotte-Mecklenberg Hospital Authority Healthcare Systems VRDN RB for Carolinas Healthcare Series 2005 C (Bank of America N.A. SPA) (A-1+/VMIG1)
3,000,000	4.04	07/03/2006	3,000,000
Charlotte-Mecklenburg Hospital Authority Health Care System VRDN RB Series 2006-1272 (Morgan Stanley SPA) (A-1)(b)
6,865,000	4.01	07/06/2006	6,865,000
Greensboro Enterprise System VRDN RB Series 2005 B (Bank of America N.A. SPA) (A-1+/VMIG1)
13,740,000	4.00	07/06/2006	13,740,000
Guilford County GO VRDN Series 2005 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
29,895,000	4.00	07/06/2006	29,895,000
North Carolina Capital Facilities Finance Agency VRDN RB Eagle Series 2006-0012 Class A (Citibank N.A SPA) (A-1+)(b)
14,365,000	4.02	07/06/2006	14,365,000
North Carolina Capital Facilities Finance Agency VRDN RB Eagle Tax-Exempt Trust Series 2005-3016 Class A (Citibank N.A. SPA) (A-1+)(b)
8,600,000	4.02	07/06/2006	8,600,000
North Carolina Capital Facilities Finance Agency VRDN RB Floaters Series 2006-1339 (Morgan Stanley SPA) (VMIG1)(b)
7,500,000	4.01	07/06/2006	7,500,000
North Carolina Capital Facilities Finance Authority CP Duke University Series 2005
5,753,000	3.47	07/07/2006	5,753,000
North Carolina Capital Facilities VRDN RB Eagle Tax-Exempt Trust Series 2005-0060 Class A (Citibank N.A. SPA) (A-1+)(b)
15,600,000	4.02	07/06/2006	15,600,000
North Carolina Medical Care Commission VRDN RB for Northeast Medical Center Project Series 2006 A (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
30,000,000	4.00	07/05/2006	30,000,000
North Carolina Medical Care Community Health Care Facilities VRDN RB for Duke University Health System Series 2005 C (SunTrust Bank SPA) (A-1+/VMIG1)(a)
13,700,000	3.95	07/05/2006	13,700,000
North Carolina Medical Care Community Health Care Facilities VRDN RB for Eastern Carolina University Series 2006 A (AMBAC Assurance) (Wachovia Bank) (A-1+/VMIG1)(a)
11,050,000	3.44	07/05/2006	11,050,000
North Carolina State GO VRDN Eagle Tax-Exempt Trust 2005-0021 Class A (Citibank N.A. SPA) (A-1+)(a)(b)
30,000,000	4.02	07/06/2006	30,000,000
North Carolina State GO VRDN P-Floats-PT 2206 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(b)
15,570,000	4.01	07/06/2006	15,570,000
North Carolina State GO VRDN P-Floats-PT 2207 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(b)
8,555,000	4.01	07/06/2006	8,555,000
North Carolina State GO VRDN Refunding Series 2002 C (Bayerische Landesbank SPA) (A-1+/VMIG1)
6,800,000	3.95	07/05/2006	6,800,000
North Carolina State GO VRDN ROCS RR-II-R 496 Series 2005 (Citibank N.A. SPA) (A-1+)(b)
11,430,000	4.01	07/06/2006	11,430,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2004 A (Depfa Bank PLC SPA) (A-1+/VMIG1)(a)
11,100,000	3.45	07/05/2006	11,100,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2005 B (Depfa Bank PLC SPA) (A-1+/VMIG1)(a)
12,400,000	3.96	07/05/2006	12,400,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina (continued)
University of North Carolina for Chapel Hill Hospital VRDN RB Refunding Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
$47,205,000	4.00%	07/06/2006	$47,205,000
University of North Carolina VRDN RB Eagle Series 2006-0024 Class A (Citibank N.A. SPA) (A-1+) (b)
19,800,000	4.02	07/06/2006	19,800,000
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A. SPA) (A-1+)(b)
10,345,000	4.02	07/06/2006	10,345,000
University of North Carolina VRDN RB Floaters Series 2006-1354 (Morgan Stanley SPA) (VMIG1)(b)
5,425,000	4.01	07/06/2006	5,425,000
Wake County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)(a)
31,550,000	3.95	07/06/2006	31,550,000
Wilmington GO VRDN Refunding Series 2002 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
4,845,000	3.95	07/05/2006	4,845,000

			$416,478,000

Ohio—0.9%
Cleveland-Cuyahoga County Port Authority Cultural Facilities VRDN RB for Museum of Art Project Series 2005 B (JP Morgan Chase & Co. SPA) (A-1+)
$5,000,000	3.97%	07/06/2006	$5,000,000
Franklin County VRDN RB for Trinity Health Credit Series 2004 C-2 (FGIC) (JP Morgan Chase & Co. and U.S. Bank National SPA) (A-1+/VMIG1)
5,100,000	4.00	07/05/2006	5,100,000
Napoleon GO BANS Series 2005 C
925,000	4.00	07/27/2006	925,736
Ohio State GO VRDN P-Floats-PT 2137 Series 2004 (Merrill Lynch Capital Services SPA) (A-1)(b)
11,135,000	4.00	07/06/2006	11,135,000
Ohio State GO VRDN P-Floats-PT 3443 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)(b)
5,305,000	4.00	07/06/2006	5,305,000
Ohio State GO VRDN Series 2002-603 (FSA) (Morgan Stanley SPA) (A-1)(b)
5,000,000	4.01	07/06/2006	5,000,000
Ohio State GO VRDN Series 2005 A (A-1+/VMIG1)
19,490,000	3.98	07/05/2006	19,490,000
Ohio State VRDN RB P-Floats-PT 3442 Series 2006 (Merrill Lynch Capital Services) (F1+)(b)
15,165,000	4.00	07/06/2006	15,165,000

			$67,120,736

Oklahoma—0.7%
Oklahoma City VRDN RB Putters Series 2005-855 (AMBAC) (JP Morgan Chase & Co.) (A-1+)(b)
$5,320,000	4.01%	07/06/2006	$5,320,000
Payne County Economic Development Authority Student Housing VRDN RB for Osuf Phase III Project Series 2002 (AMBAC) (Dexia Credit Local SPA) (VMIG1)
47,760,000	3.99	07/06/2006	47,760,000

			$53,080,000

Oregon—0.7%
Clackamas County Hospital Facility Authority VRDN RB for Legacy Health Systems Series 2003 (A-1+/VMIG1)
$4,800,000	3.96%	07/05/2006	$4,800,000
Oregon State GO VRDN Veteran’s Welfare Series 1985 73-H (Bayerische Landesbank SPA) (A-1+/VMIG1)
48,500,000	3.98	07/05/2006	48,500,000

			$53,300,000

Pennsylvania—2.9%
ABN AMRO Munitops Certificates Trust VRDN RB Non-AMT Series 2004-9 (AMBAC) (ABN AMRO Bank N.V. SPA) (VMIG1)(b)
$8,000,000	4.01%	07/06/2006	$8,000,000
Commonwealth of Pennsylvania GO VRDN Putters Series 2006-1382 (JP Morgan Chase LOC) (A-1+)(b)
3,550,000	4.01	07/06/2006	3,550,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 B (National Australia Bank LOC) (A-1+/VMIG1)
15,800,000	3.97	07/05/2006	15,800,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 C (National Australia Bank LOC) (A-1+/VMIG1)
11,200,000	3.97	07/05/2006	11,200,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 D (National Australia Bank LOC) (A-1+/VMIG1)
15,350,000	3.97	07/06/2006	15,350,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1986 (National Australia Bank LOC) (A-1+/VMIG1)
10,640,000	3.97	07/05/2006	10,640,000
Delaware Valley VRDN RB Regional Financial Authority Local Government P-Floats-PT 936 (Banque Nationale Paris SPA) (A-1+)(b)
10,000,000	3.25	07/06/2006	10,000,000
Geisinger Authority VRDN RB for Geisinger Health Systems Series 2005 A (A-1+/VMIG1)
9,250,000	3.96	07/06/2006	9,250,000
Pennsylvania Economic Development Finance Authority Health System VRDN RB for Jefferson Health System Series 2005 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
7,525,000	3.96	07/05/2006	7,525,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Pennsylvania (continued)
Pennsylvania Turnpike Commission VRDN RB Series 2002 A-1 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
$28,850,000	3.98%	07/05/2006	$28,850,000
Pennsylvania Turnpike Commission VRDN RB Series 2002 A-3 (Bayerische Landesbank SPA) (A-1+/VMIG1)
2,000,000	3.98	07/05/2006	2,000,000
Pennsylvania Turnpike Commission VRDN RB Series 2006 B (AMBAC) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
29,775,000	3.96	07/06/2006	29,775,000
Pennsylvania Turnpike Commission VRDN RB Series 2006 C (AMBAC) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
15,000,000	3.97	07/06/2006	15,000,000
St. Mary’s Hospital Authority VRDN RB for Catholic Health Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
7,000,000	3.98	07/05/2006	7,000,000
St. Mary’s Hospital Authority VRDN RB for Catholic Health Series 2004 C (A-1+/VMIG1)
34,100,000	4.00	07/05/2006	34,100,000
University of Pittsburgh of the Commonwealth of Higher Education VRDN RB for University Capital Project Series 2005 B (Depfa Bank PLC SPA) (A-1+/VMIG1)
10,000,000	3.96	07/05/2006	10,000,000
Washington County Authority VRDN RB for University of Pennsylvania Series 2004 (A-1+/VMIG1)
4,200,000	3.98	07/06/2006	4,200,000

			$222,240,000

Rhode Island(b)—0.1%
Rhode Island Clean Water Protection Finance Agency VRDN PCRB P-Floats-PT 1403 Series 2002 (Merrill Lynch Capital Services SPA) (A-1)
$5,135,000	4.01%	07/06/2006	$5,135,000

South Carolina—1.3%
Berkeley County Water and Sewer VRDN RB Refunding Series 2006 A (XLCA) (Bank of America N.A. SPA) (A-1+)
$11,880,000	4.00%	07/06/2006	$11,880,000
Charleston Waterworks & Sewer VRDN RB for Capital Improvements Series 2006 B (Wachovia Bank N.A. SPA) (A-1+)
20,000,000	4.00	07/06/2006	20,000,000
Charleston Waterworks & Sewer VRDN RB Refunding for Capital Improvement Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
9,000,000	4.00	07/06/2006	9,000,000
South Carolina GO VRDN ROCS RR-II-R 337 Series 2005 (Citibank N.A. SPA) (VMIG1)(b)
5,000,000	4.01	07/06/2006	5,000,000
South Carolina Public Service Authority VRDN RB Eagle Tax-Exempt Trust Series 2004-0017 Class A (AMBAC) (Citibank N.A. SPA) (A-1+)(b)
10,000,000	4.02	07/06/2006	10,000,000
South Carolina Public Service Authority VRDN RB Merlots Series 2004 B06 (AMBAC) (Wachovia Bank N.A. SPA) (A-1+)(b)
45,000	4.01	07/05/2006	45,000
South Carolina Public Service Authority VRDN RB P-Floats-PT 1877 Series 2003 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(b)
3,765,000	4.01	01/01/1900	3,765,000
South Carolina Public Service Authority VRDN RB ROCS RR-II-R 6007 (AMBAC) (Citibank N.A. SPA) (A-1+)(b)
4,545,000	4.01	07/06/2006	4,545,000
South Carolina State VRDN P-Floats-PT 1225 Series 2000 (Merrill Lynch Capital Services SPA) (A-1)(b)
13,610,000	3.99	07/03/2006	13,610,000
South Carolina Transportation Infrastructure Bank VRDN RB P-Floats-PT 2304 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(b)
12,740,000	4.01	07/06/2006	12,740,000
South Carolina VRDN RB Transportation Infrastructure Bank Eagle Tax-Exempt Trust Series 2001-4001 Class A (MBIA) (Citibank N.A. SPA)(a)(b)
7,000,000	4.02	07/03/2006	7,000,000
University of South Carolina VRDN RB P-Floats-PT 2309 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA)(b)
5,705,000	4.01	01/01/1900	5,705,000

			$103,290,000

Tennessee—3.4%
Chattanooga Health Educational & Housing Facilities Board VRDN RB Refunding for Catholic Health Series 2004 C (A-1+/VMIG1)
$39,960,000	4.00%	07/05/2006	$39,960,000
Memphis Electric System VRDN RB Series 2005-1031 (MBIA) (Morgan Stanley SPA) (VMIG1)(b)
5,600,000	4.01	07/06/2006	5,600,000
Memphis GO CP Series 2001 (Westdeutsche Landesbank AG SPA)
12,900,000	3.68	08/10/2006	12,900,000
30,000,000	3.63	09/08/2006	30,000,000
Memphis GO VRDN Certificates Series 2005-7 Class A (MBIA) (IXIS Municipals Products SPA) (A-1+) (b)
5,750,000	4.00	07/06/2006	5,750,000
Memphis GO VRDN Series 2005-1018 (MBIA) (Morgan Stanley SPA) (F1+)(b)
11,175,000	3.96	07/06/2006	11,175,000
Metropolitan Government Nashville & Davidson County GO VRDN Series 2006 A (A-1+/VMIG1)(a)
29,055,000	3.97	07/06/2006	29,055,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Ascension Health Credit Series 2001 B-2 (A-1+/VMIG1)
$8,500,000	3.40%	07/03/2006	$8,500,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (A-1+/VMIG1)
30,915,000	3.95	07/06/2006	30,915,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2003 A (A-1+/VMIG1)(a)
28,225,000	3.95	07/06/2006	28,225,000
Metropolitan Government of Nashville County CP Series 2005
10,000,000	3.60	09/15/2006	10,000,000
10,000,000	3.65	10/11/2006	10,000,000
Sevier County Public Building Authority VRDN RB for Local Government Public Improvement Series 1999 III-F (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
22,515,000	4.00	07/06/2006	22,515,000
Shelby County COPS Eagle Tax-Exempt Trust Series 2001-4202 Class A (Citibank N.A. SPA) (A-1+) (b)
17,000,000	4.02	07/03/2006	17,000,000

			$261,595,000

Texas—15.3%
ABN AMRO Munitops Certificates Trust VRDN GO Non-AMT Series 2006-22 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (F1+)(b)
$17,120,000	4.02%	07/06/2006	$17,120,000
Alamo Heights Independent School District GO VRDN for Putters Series 2005-980 (PSF-GTD) (JP Morgan Chase & Co. SPA) (VMIG1)(b)
13,240,000	4.01	07/06/2006	13,240,000
Amarillo Independent School District P-Floats-PT-3232 Series 2005 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1)(b)
5,985,000	4.01	07/03/2006	5,985,000
Austin Independent School District Series A (Bank of America LOC) (A-1)
22,500,000	3.55	07/20/2006	22,500,000
10,000,000	3.65	07/21/2006	10,000,000
City of Dallas Waterworks CP Series 2006 (Bank of America) (P-1, A-1+)
12,454,000	3.40	09/08/2006	12,454,000
City of Garland GO CP Series 2002 (Depfa Bank PLC SPA) (A-1+, F1+)
11,000,000	3.52	08/07/2006	11,000,000
City of Houston CP Notes Series 2006 F (Dexia Credit Local and Landesbank Hessen-Thueringen SPA) (P-1, A-1+, F1+)
7,300,000	3.45	08/14/2006	7,300,000
City of Houston CP Series D (Bank of America N.A. SPA) (A-1+)
15,300,000	3.45	07/18/2006	15,300,000
8,000,000	3.63	08/11/2006	8,000,000
City of Houston CP Series D (Depfa Bank PLC SPA) (A-1+, P-1, F1+)
8,750,000	3.65	07/19/2006	8,750,000
53,000,000	3.52	07/24/2006	53,000,000
City of Houston CP Series F (Depfa Bank PLC SPA)
7,500,000	3.48	07/14/2006	7,500,000
5,000,000	3.55	08/03/2006	5,000,000
6,000,000	3.65	08/03/2006	6,000,000
8,000,000	3.45	08/14/2006	8,000,000
City of Houston GO VRDN Putters Series 2005-1222 (AMBAC) (JP Morgan Chase & Co. SPA)(b)
5,360,000	4.01	07/06/2006	5,360,000
City of San Antonio GO VRDN Star Series 2006-150 (BNP Pariba LOC) (VMIG1)(b)
5,845,000	4.00	07/06/2006	5,845,000
Collin County GO VRDN Spears Series 2005 DB-177 (Deutsche Bank AG SPA) (A-1+)(b)
4,800,000	4.00	07/06/2006	4,800,000
Cypress Fairbanks Independent School District GO VRDN P-Floats-PT 2283 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA)(b)
9,785,000	4.01	07/15/2006	9,785,000
Cypress-Fairbanks GO VRDN Independent School District P-Floats-PT-3405 (PSF-GTD) (Merrill Lynch Capital Services SPA)(b)
10,820,000	4.01	07/06/2006	10,820,000
Dallas Area Rapid Transit CP Series 2006 (Bayerische Landesbank, Landesbank Baden-Wurttemberg, State Street Bank and Westdeutsche Landesbank AG SPA) (P-1, A-1+, F1+)
12,500,000	3.70	08/10/2006	12,500,000
30,000,000	3.65	09/07/2006	30,000,000
19,000,000	3.40	09/08/2006	19,000,000
Dallas Area Rapid Transit VRDN RB P-Floats-PT 1503 Series 2002 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(b)
5,380,000	4.01	07/06/2006	5,380,000
Dallas County Community College District GO VRDN P-Floats-PT 2370 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(b)
8,530,000	4.00	07/06/2006	8,530,000
Dallas GO VRDN P-Floats-PT 2447 Series 2004 (Merrill Lynch Capital Services SPA) (A-1)(b)
8,880,000	4.01	07/06/2006	8,880,000
Dallas GO VRDN P-Floats-PT 2745 Series 2005 (Merrill Lynch Capital Services SPA) (A-1+)(b)
8,195,000	4.01	07/06/2006	8,195,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Dallas Independent School District GO VRDN ROCS RR-II-R 6038 Series 2004 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)(b)
$6,140,000	4.01%	07/06/2006	$6,140,000
Dallas Independent School District P-Floats-PT 1909 Series 2003 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(b)
5,595,000	4.01	07/06/2006	5,595,000
Eclipse Funding Trust GO VRDN Alamo Community College District (MBIA) (U.S. Bank N.A.) (A-1+) (b)
5,225,000	4.00	07/06/2006	5,225,000
Eclipse Funding Trust VRDN RB for El Paso Series 2006-0071 (MBIA) (U.S Bank N.A. SPA) (A-1+) (b)
4,000,000	4.00	07/06/2006	4,000,000
Eclipse Funding Trust VRDN RB for Harris Country Series 2006-0040 (FGIC) (US Bank NA LOC) (A-1+)(b)
10,000,000	4.00	07/06/2006	10,000,000
Eclipse Funding Trust VRDN RB for North East Independent School District Series 2006-0058 (MBIA-IBC/PSF-GTD) (A-1+)(b)
13,880,000	4.00	07/06/2006	13,880,000
Eclipse Funding Trust VRDN RB for Texas State Series 2006-0057 (MBIA-IBC) US Bank N.A. (A-1+) (b)
5,235,000	4.00	07/06/2006	5,235,000
Fort Bend Independent School District GO VRDN ROCS II-R-2141 Series 2004 (PSF-GTD) (Citigroup Global Markets SPA) (A-1+)(b)
8,375,000	4.01	07/06/2006	8,375,000
Harlingen Independent School District VRDN Spears Series 2005 DB-143 (PSF-GTD) (Deutsche Bank AG SPA) (VMIG1) (F1+)(b)
5,595,000	4.00	07/15/2006	5,595,000
Harris County Health Facilities Development Corp. VRDN RB Series 2000-357 (MBIA) (Morgan Stanley SPA) (F1+)(b)
5,392,500	4.01	07/06/2006	5,392,500
Harris County Health Facilities Development VRDN RB for The Methodist Health System Series 2006 A (A-1+)
22,500,000	3.60	07/03/2006	22,500,000
Harris County Health Facilities Development VRDN RB Refunding for St. Luke’s Episcopal Hospital Series 2001 B (JP Morgan Chase & Co., Bayerische Landesbank, Bank of America N.A. and Northern Trust Company SPA) (A-1+)
43,700,000	4.03	07/03/2006	43,700,000
Harris County Health Facilities Development VRDN RB Refunding for The Methodist Health System Series 2005 B (A-1+)(a)
71,120,000	4.15	07/03/2006	71,120,000
Harris County Metropolitain Transit Authority CP Series 2006 (Depfa Bank PLC LOC) (F1+, A-1+)
4,000,000	3.37	08/01/2006	4,000,000
Harris County Municipal Securities Trust Receipts Series 2004 SGB-52-A (FGIC) (Societe Generale SPA) (A-1+)(b)
11,960,000	4.01	07/06/2006	11,960,000
Harris County VRDN RB P-Floats-PT 971 Series 2004 (FGIC) (Merrill Lynch Capital Services SPA) (F1+)(b)
8,995,000	4.01	07/06/2006	8,995,000
Harris County VRDN RB Putters Series 2005-1172-Z (FSA) (JP Morgan Chase & Co. SPA) (VMIG1)(b)
11,675,000	4.01	07/06/2006	11,675,000
Houston Airport System CP Series 2005 (Dexia Credit Local LOC) (P-1, A-1+, F1+)
16,000,000	3.60	08/07/2006	16,000,000
Houston GO VRDN P-Floats-PT 2233 Series 2004 (MBIA) (Merrill Lynch Capital Services SPA) (A-1) (b)
15,885,000	4.01	07/06/2006	15,885,000
Houston GO VRDN Putters Series 2005-1151 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)(b)
12,600,000	4.01	07/06/2006	12,600,000
Houston GO VRDN ROCS II-R-1048 Series 2004 (Citigroup Global Markets SPA) (VMIG1)(b)
10,195,000	4.01	07/06/2006	10,195,000
Houston GO VRDN ROCS II-R-4062 Series 2004 (Citigroup Global Markets SPA) (A-1+)(b)
5,290,000	4.01	07/06/2006	5,290,000
Houston Independent School District Spears DB-169 Series 2005 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)(b)
7,885,000	4.01	07/06/2006	7,885,000
Houston Independent School District Spears DB-169 Series 2005 (PSF-GTD) (Deutsche Bank AG SPA) (A-1+)(b)
3,990,000	4.00	07/06/2006	3,990,000
Houston Independent School District VRDN RB Putters Series 2005-1060 (PSF-GTD) (JP Morgan Chase & Co.) (VMIG1)(b)
5,350,000	4.01	07/06/2006	5,350,000
Houston Utilities System VRDN RB Putters Series 2005-1076 (MBIA) (JP Morgan Chase & Co. SPA) (VMIG1)(b)
4,995,000	4.01	07/06/2006	4,995,000
Houston Utilities Systems Revenue VRDN RB Merlots Series 2004 B-17 (FGIC and MBIA) (Wachovia Bank N.A. SPA) (A-1+)(b)
12,150,000	4.01	07/05/2006	12,150,000
Houston Water & Sewer CP Series A (Bayerische Landesbank, Dexia Credit Local, Landesbank Baden-Wurttemberg and Westdeutsche Landesbank AG SPA) (P-1, A-1, F1+)
12,000,000	3.60	08/07/2006	12,000,000
Houston Water & Sewer CP Series A (Bayerische Landesbank, Dexia Credit Local, Landesbank Baden-Wurttemburg and Westdeutsche Landesbank AG SPA) (P-1, A-1, F1+)
16,000,000	3.59	07/19/2006	16,000,000
Keller Independent School District GO VRDN P-Floats-PT 2280 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1)(b)
6,340,000	4.01	07/06/2006	6,340,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Klein Independent School District GO VRDN P-Floats-PT 3371 Series 2006 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(b)
$3,225,000	4.01%	07/06/2006	$3,225,000
Mansfield Independent School District GO VRDN Merlots Series 2004-B11 (PSF-GTD) (Wachovia Bank N.A. SPA) (A-1+)(b)
14,580,000	4.01	07/05/2006	14,580,000
Mansfield Independent School District GO VRDN P-Floats-PT 2401 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (AAA)(b)
5,190,000	4.01	07/06/2006	5,190,000
Mansfield Independent School District GO VRDN ROCS RR-II-R 2172 Series 2005 (PSF-GTD) (Citigroup Global Markets SPA) (VMIG1)(b)
5,620,000	4.01	07/06/2006	5,620,000
North East Independent School District GO VRDN Putters Series 2004-393 (PSF-GTD) (JP Morgan Chase & Co. SPA) (VMIG1)(b)
19,355,000	3.51	07/06/2006	19,355,000
North Texas Tollway Authority North Dallas Systems VRDN RB Series 2005 C (FGIC) (Depfa Bank PLC NA) (A-1+/VMIG1)
4,500,000	4.00	07/05/2006	4,500,000
North Texas Tollway Authority VRDN RB Dallas North Tollway Systems Series 2003 SG-167 (AMBAC) (Societe Generale SPA) (A-1+)(b)
8,975,000	4.00	07/06/2006	8,975,000
Northside Independent School District GO VRDN Series 1099 (PSF-GTD) (Morgan Stanley SPA) (F1+) (b)
4,017,500	4.01	07/06/2006	4,017,500
Pflugerville Independent School District GO VRDN P-Floats-PT 2829 Series 2005 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1)(b)
6,425,000	4.01	07/06/2006	6,425,000
Pflugerville Independent School District GO VRDN Series 2005-1058 (PSF-GTD) (Morgan Stanley SPA) (VMIG1)(b)
7,957,000	3.95	07/06/2006	7,957,000
San Antonio Electric & Gas Systems CP Series A (Bank of America N.A./State Street Corp. SPA) (P-1, A-1+, F1+)
11,000,000	3.60	08/07/2006	11,000,000
San Antonio Electric & Gas Systems VRDN RB Series 1997 SG-104 (Societe Generale SPA) (A-1+)(b)
54,100,000	4.00	07/03/2006	54,100,000
San Antonio GO VRDN P-Floats-PT 2695 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(b)
11,075,000	4.01	07/06/2006	11,075,000
San Antonio GO VRDN P-Floats-PT 2696 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(b)
11,005,000	4.01	07/06/2006	11,005,000
San Antonio Water Revenue VRDN Merlots Series 2000 VV (Wachovia Bank N.A. SPA) (VMIG1)(b)
17,420,000	4.01	07/05/2006	17,420,000
San Antonio Water System CP (Bank of America N.A. SPA) (A-1+, F-1+)
13,000,000	3.45	07/18/2006	13,000,000
20,700,000	3.53	08/11/2006	20,700,000
San Antonio Water System VRDN RB ROCS II-R-4064 Series 2004 (FGIC) (Citigroup Global Markets SPA) (A-1+)(b)
5,365,000	4.01	07/06/2006	5,365,000
San Antonio Water VRDN RB P-Floats-PT 3429 Series 2006 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(b)
7,610,000	4.01	07/06/2006	7,610,000
South Texas Community College District VRDN P-Floats-PT 1415 Series 2002 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1)(b)
6,525,000	4.01	07/06/2006	6,525,000
Texas A & M University VRDN RB P-Floats-PT 2926 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(b)
9,130,000	4.01	07/06/2006	9,130,000
Texas A & M University VRDN RB Putters Series 2005-945 (JP Morgan Chase & Co. SPA) (A-1+)(b)
5,435,000	3.60	07/15/2006	5,435,000
Texas State GO VRDN Municipal Securities Trust Receipts SGB 58 Series 2005 A (Societe Generale SPA) (A-1+)(b)
5,800,000	4.01	07/06/2006	5,800,000
Texas State GO VRDN P-Floats-PT 2868 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(b)
8,430,000	4.01	07/06/2006	8,430,000
Texas State GO VRDN Putters Series 2006-1215 (JP Morgan Chase & Co. SPA) (A-1+)(b)
4,475,000	4.01	07/06/2006	4,475,000
Texas State GO VRDN Putters Series 2006-1361 (JP Morgan Chase Bank) (A-1+)(b)
8,600,000	4.01	07/06/2006	8,600,000
Texas State GO VRDN ROCS RR-II-R 378 Series 2005 (Citibank N.A. SPA) (VMIG1)(b)
8,005,000	4.01	07/06/2006	8,005,000
Texas State Public Finance Authority CP Series 2002 (P-1, A-1+)
5,000,000	3.52	07/24/2006	5,000,000
18,700,000	3.62	09/08/2006	18,700,000
Texas State Transportation Commission VRDN RB Eagle Series 2006-0085 Class A (Citibank NA) (A-1+)(b)
10,700,000	4.02	07/06/2006	10,700,000
Texas State Transportation Commission VRDN RB Putters Series 1297 (JP Morgan Chase & Co.) (A-1+)(b)
20,000,000	4.01	07/06/2006	20,000,000
Texas State Transportation Commission VRDN RB Putters Series 2006-1329 (JP Morgan Chase Bank) (A-1+)(b)
7,120,000	4.01	07/06/2006	7,120,000
Texas Tech University VRDN RB ROCS RR-II-R 2195 Series 2005 (MBIA) (Citigroup Global Markets SPA) (VMIG1)(b)
6,845,000	4.01	07/06/2006	6,845,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Texas Water Development Board VRDN RB P-Floats-PT 2183 Series 2004 (Merrill Lynch Capital Services SPA) (F1+) (F1+)(b)
$11,705,000	3.99%	07/06/2006	$11,705,000
University of Texas CP Series 2005 (P-1, A-1+)
19,750,000	3.65	08/01/2006	19,750,000
University of Texas Permanent University Fund VRDN RB for Municipal Trust Receipts (Societe Generale SPA) (A-1+)(b)
6,690,000	4.01	07/06/2006	6,690,000
University of Texas Permanent University Fund VRDN RB P-Floats-PT 2423 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(b)
8,520,000	3.99	07/06/2006	8,520,000
University of Texas Permanent University Fund VRDN RB P-Floats-PT 2642 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(b)
5,170,000	3.99	07/06/2006	5,170,000
University of Texas VRDN RB Eagle Series 2006-0108 (Citibank NA) (VMIG1)(b)
18,810,000	4.02	07/06/2006	18,810,000
University of Texas VRDN RB Stars Series 2006-152 (BNP Paribas) (A-1+)(b)
4,810,000	4.00	07/06/2006	4,810,000
5,000,000	4.01	07/06/2006	5,000,000
West Side Calhoun County Development Corp. VRDN RB for Sohio Chemical Corp. Project Series 1985 (A-1+)
10,900,000	4.03	07/03/2006	10,900,000
West University Place GO VRDN Spears Series 2006 DB-197 (FGIC) (Deutsche Bank AG) (A-1+)(b)
10,035,000	4.00	07/06/2006	10,035,000
Williamson County GO VRDN P-Floats-PT 2627 Series 2005 (MBIA) (Merrill Lynch Capital Services SPA) (F1+)(b)
5,600,000	4.01	07/06/2006	5,600,000

			$1,175,186,000

Utah—4.2%
Central Utah Water Conservancy District VRDN RB Tender Option Series 2006 B (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
$13,400,000	3.97%	07/05/2006	$13,400,000
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 E (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
27,410,000	3.99	07/06/2006	27,410,000
Central Water Conservancy District GO VRDN Refunding Series 2002 A (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
14,550,000	3.97	07/06/2006	14,550,000
Central Water Conservancy District GO VRDN Refunding Series 2004 C (AMBAC) (Landesbank Hessen-Thueringen SPA) (VMIG1)
32,400,000	3.97	07/06/2006	32,400,000
Central Water Conservancy District GO VRDN Series 2004 B (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1/VMIG1)
10,000,000	3.97	07/06/2006	10,000,000
Intermountain Power Agency Power Supply VRDN RB Series 1985 E (AMBAC) (Morgan Stanley Bank SPA) (A-1+)
4,260,000	3.60	07/03/2006	4,260,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 A (A-1+)
26,600,000	3.98	07/06/2006	26,600,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 B (A-1+)
61,900,000	3.98	07/06/2006	61,900,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 C (A-1+)
4,200,000	4.03	07/03/2006	4,200,000
Salt Lake County VRDN RB Sales Tax P-Floats-PT 2902 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(b)
7,975,000	4.00	07/06/2006	7,975,000
State of Utah GO Series 2002 A (AAA)
5,825,000	5.00	07/01/2007	5,898,598
State of Utah GO Series 2003 A (AAA)
5,000,000	5.00	07/01/2007	5,063,174
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
35,800,000	4.00	07/06/2006	35,800,000
Utah State GO VRDN P-Floats-PT 429 Series 2000 (Depfa Bank PLC SPA) (A-1+)(b)
14,715,000	2.95	07/05/2006	14,715,000
Utah Transit Authority Sales Tax Revenue VRDN RB Series 2005-1213 (FSA) (Morgan Stanley SPA) (VMIG1)(b)
5,035,000	4.01	07/06/2006	5,035,000
Utah Water Finance Agency VRDN RB for Tender Options Series 2005 A-11 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
8,400,000	4.02	07/05/2006	8,400,000
Utah Water Finance Agency VRDN RB for Tender Option Series 2006 A-15 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
5,000,000	4.01	07/05/2006	5,000,000
Utah Water Finance Agency VRDN RB for Tender Options Series 2005 A-12 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
6,000,000	4.01	07/05/2006	6,000,000
Utah Water Finance Agency VRDN RB Series 2002 A-1 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
8,070,000	4.01	07/05/2006	8,070,000
Utah Water Finance Agency VRDN RB Series 2004 A-9 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
10,000,000	4.02	07/05/2006	10,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Utah (continued)
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 B (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
$10,225,000	4.03%	07/03/2006	$10,225,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
3,700,000	4.03	07/03/2006	3,700,000

			$320,601,772

Virginia—0.8%
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (University of Virginia) Series 2005-48 (ABN AMRO Bank N.V. SPA) (VMIG1)(b)
$6,500,000	4.00%	07/06/2006	$6,500,000
Montgomery County IDA VRDN RB for Virginia Technical Foundation Series 2005 (Bank of America N.A. LOC) (VMIG1)
24,590,000	4.03	07/03/2006	24,590,000
University of Virginia VRDN RB Eagle Series 2006-0017 Class A (Citibank N.A. SPA) (A-1+)(b)
12,200,000	4.02	07/06/2006	12,200,000
Virginia College Building Authority Educational Facilities VRDN RB for University of Richmond Project Series 2004 (SunTrust Bank SPA) (VMIG1)
12,000,000	3.99	07/05/2006	12,000,000
Virginia State Public School Authority VRDB RB Certificates Series 2005-26 Class A (IXIS Municipal Products SPA) (A-1+)(a)(b)
9,980,000	4.01	07/06/2006	9,980,000

			$65,270,000

Washington—5.3%
Eclipse Funding Trust GO VRDN for Washington Solar Eclipse Series 2006-13 (AMBAC) (US Bank N.A. SPA)(b)
$25,905,000	4.00%	07/06/2006	$25,905,000
Eclipse Funding Trust VRDN RB for King County Series 2006 (FSA) (US Bank N.A. SPA) (A-1+)(b)
7,670,000	4.00	07/06/2006	7,670,000
Eclipse Funding Trust VRDN RB for Seattle Water Systems Series 2006-2 (MBIA) (US Bank N.A. SPA) (VMIG1)(b)
6,700,000	4.00	07/06/2006	6,700,000
Energy Northwest Electric Revenue VRDN RB Eagle Series 2006-0065 Class A (Citibank N.A. SPA) (A-1+)(b)
10,000,000	4.02	07/06/2006	10,000,000
Energy Northwest Electric VRDN RB ROCS RR-II-R-6063 Series 2006 (Citibank N.A.) (VMIG1)(b)
10,685,000	4.01	07/06/2006	10,685,000
Grant County Public Utility District VRDN Eagle Tax-Exempt Trust Series 2001-4702 Class A (FSA) (Citibank N.A. SPA) (A-1+)(b)
8,810,000	4.02	07/03/2006	8,810,000
King & Snohomish Counties Washington School District #417 Northshore GO VRDN P-Floats-PT 1445 Series 2002 (Merrill Lynch Capital Services SPA) (A-1)(b)
5,155,000	4.01	07/06/2006	5,155,000
King County GO VRDN P-Floats-PT 2703 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(b)
9,510,000	4.01	07/06/2006	9,510,000
King County GO VRDN Series 2005-1242 (FGIC) (Morgan Stanley SPA) (VMIG1)(b)
6,630,000	4.01	07/06/2006	6,630,000
King County GO VRDN Spears Series 2005 DB-174 (FGIC) (Deutsche Bank AG) (F1+)
8,000,000	4.00	07/06/2006	8,000,000
King County School District No. 401 Highline Public Schools GO VRDN P-Floats-PT 1423 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(b)
11,045,000	4.01	07/06/2006	11,045,000
King County Sewer VRDN RB Bruts Series 2000 E (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)(b)
9,525,000	4.01	07/05/2006	9,525,000
King County Sewer VRDN RB P-Floats-PT 3466 (FSA) (Merrill Lynch Capital Services) (F1+)(b)
10,085,000	4.01	07/06/2006	10,085,000
King County Water & Sewer Systems CP Series 2005 A (Bayerische Landesbank SPA) (P-1, A-1)
25,500,000	3.45	07/18/2006	25,500,000
12,700,000	3.52	07/24/2006	12,700,000
Port Seattle VRDN RB Series 2003 849-D (MBIA) (Morgan Stanley SPA) (A-1)(b)
20,327,500	4.01	07/05/2006	20,327,500
Seattle Water Systems VRDN RB Eagle Tax-Exempt Trust Series 2005-0016 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(b)
12,530,000	4.02	07/06/2006	12,530,000
Seattle Water Systems VRDN RB Spears Series 2006-191 DB (MBIA) (Deutsche Bank A.G. SPA) (A-1+) (b)
6,800,000	4.00	07/06/2006	6,800,000
Tacoma Regional Water Supply Systems VRDN RB Merlots Series 2003-B05 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(b)
13,855,000	4.01	07/05/2006	13,855,000
Washington State COPS Eagle Tax-Exempt Trust Series 2000 Class A (Citibank N.A. SPA) (A-1+) (b)
12,000,000	4.02	07/03/2006	12,000,000
Washington State Eagle Tax-Exempt Trust Series 2002 (Merrill Lynch Capital Services SPA) (A-1) (b)
10,290,000	4.01	07/06/2006	10,290,000
Washington State Eagle Tax-Exempt Trust Series 2002-4703 Class A (MBIA) (Citibank N.A. SPA) (A-1+)(b)
8,915,000	4.02	07/03/2006	8,915,000
Washington State GO Eagle Tax-Exempt Trust Series 1996 C-4704 Class A (Citibank N.A. SPA) (A-1+)(b)
8,525,000	4.02	07/03/2006	8,525,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2006 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington (continued)
Washington State GO VRDN Eagle Tax-Exempt Trust Series 1998-4702 Class A (Citibank N.A. SPA) (A-1+)(a)(b)
$6,500,000	4.02%	07/03/2006	$6,500,000
Washington State GO VRDN Eagle Tax-Exempt Trust Series 2002-4701 Class A (FSA) (Citibank N.A. SPA) (A-1+)(b)
10,060,000	4.02	07/03/2006	10,060,000
Washington State GO VRDN Floaters Series 2005-1161 (AMBAC) (Morgan Stanley SPA) (A-1)(b)
10,000,000	4.01	07/06/2006	10,000,000
Washington State GO VRDN Merlots Series 2003 B-23 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)(b)
18,185,000	4.01	07/05/2006	18,185,000
Washington State GO VRDN Merlots Series 2004 B-22 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(b)
8,760,000	4.01	07/03/2006	8,760,000
Washington State GO VRDN P-Floats-PT 1111 Series 2003 (Merrill Lynch Capital Services SPA) (A-1) (b)
2,490,000	4.02	07/06/2006	2,490,000
Washington State GO VRDN P-Floats-PT 2093 Series 2004 (AMBAC) (Merrill Lynch Capital Services SPA) (F1+)(b)
8,940,000	4.01	07/06/2006	8,940,000
Washington State GO VRDN P-Floats-PT 2736 Series 2005 (AMBAC) (Merrill Lynch Capital Services) (F1+)(b)
13,230,000	4.01	07/06/2006	13,230,000
Washington State GO VRDN P-Floats-PT 433 Series 2000 (Depfa Bank PLC SPA) (A-1+)(b)
9,760,000	4.01	07/06/2006	9,760,000
Washington State GO VRDN Putters Series 2005-1199 (FSA) (JP Morgan Chase & Co. SPA) (VMIG1) (b)
7,245,000	4.01	07/06/2006	7,245,000
Washington State GO VRDN Putters Series 2006-1379 (AMBAC) (JP Morgan Chase Bank) (A-1+)(b)
13,900,000	4.01	07/06/2006	13,900,000
Washington State Health Care Facilities Authority VRDN RB for Catholic Health Initiatives Series 2002 B (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
21,600,000	3.98	07/05/2006	21,600,000
Washington State Higher Educational Facilities Authority VRDN RB for University Puget Sound Project Series 2006 B (Bank of America N.A. LOC) (VMIG1)
6,000,000	4.00	07/06/2006	6,000,000
Washington State University VRDN RB Floaters Series 2006-1405 (AMBAC) (Morgan Stanley SPA) (A-1) (b)
10,590,000	4.01	07/06/2006	10,590,000

			$408,422,500

West Virginia—0.1%
Marshall County VRDN PCRB for Mountaineer Carbon Co. Series 2005 (A-1+/P-1)
$4,300,000	4.03%	07/03/2006	$4,300,000

Wisconsin—1.6%
Milwaukee Metropolitan Sewage District GO VRDN P-Floats-PT 2678 Series 2005 (Dexia Credit Local SPA) (F1+)(b)
$11,605,000	4.00%	07/06/2006	$11,605,000
Wisconsin State GO VRDN P-Floats-PT 1507 Series 2002 (FGIC) (Merrill Lynch Capital Services SPA) (A-1)(b)
5,790,000	4.01	07/06/2006	5,790,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Aurora Health Care, Inc. Series 1999 C (KBC Bank N.V. and Bank of Nova Scotia LOC) (A-1)
24,030,000	4.00	07/06/2006	24,030,000
Wisconsin State Health & Educational Facilities Authority VRDN RB P-Floats-PT 917 Series 2004 (MBIA) (Landesbank Hessen-Thueringen SPA) (A-1)(b)
77,185,000	4.01	07/06/2006	77,185,000
Wisconsin State Transportation Board VRDN RB Eagle Tax-Exempt Trust Series 2000-4901 Class A (Citibank N.A. SPA) (A-1+)(b)
7,615,000	4.02	07/03/2006	7,615,000

			$126,225,000

Other Tax-Exempt Securities—2.8%
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-001 (Merrill Lynch Capital Services)(b)
$62,170,000	4.17%	07/06/2006	$62,170,000
Reset Optional Certificates Trust II-R VRDN RB ROCS RR-II-R 8017 MN (Citigroup Financial Products) (VMIG1)(b)
153,320,000	4.07	07/06/2006	153,320,000

			$215,490,000

Total Investments—107.1%			$8,248,869,165

Liabilities in Excess of Other Assets—(7.1)%			$(547,481,976)

Net Assets—100.0%			$7,701,387,189

The percentage shown for each category reflects the value of the investments in that category as a percentage of net assets.

(a)	All or portion represents a forward commitment.

(b)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At June 30, 2006, these securities amounted to $3,751,031,000 or approximately 49.7% of net assets.
Interest rates represent either the stated coupon rate, or for floating rated securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.
Security ratings are obtained from Standard & Poor’s / Moody’s Investor Service / Fitch. A description of the ratings is available in the Fund’s Statement of Additional Investment Information.

The accompanying notes are an integral part of these financial statements.

Investment Abbreviations:

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
BANS	—	Bond Anticipation Notes
COPS	—	Certificates of Participation
CP	—	Commercial Paper
FGIC	—	Insured by Financial Guaranty Insurance Co.
FGIC-TCRS	—	Insured by Financial Guaranty Insurance Co.-Transferable Custodial Receipts
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Bond
IDRB	—	Industrial Development Revenue Bond
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MBIA-IBC	—	Insured by Municipal Bond Investors Assurance-Insured Bond Certificates
MF Hsg	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
ROCS	—	Reset Option Certificates
SPA	—	Stand-by Purchase Agreement
TANS	—	Tax Anticipation Notes
TFA	—	Transitional Finance Authority
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance, Inc.

The accompanying notes are an integral part of these financial statements.

ADDITIONAL INVESTMENT INFORMATION Goldman Sachs Trust — Financial Square Funds

Joint Repurchase Agreement Account I— At June 30, 2006, certain Funds had undivided interests in the Joint Repurchase Agreement Account I, as follows:

Principal
Fund	Amount

Financial Square Prime Obligations	$81,500,000

Financial Square Money Market	58,100,000

Financial Square Treasury Obligations	5,693,400,000

Financial Square Government	40,900,000

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN Amro, Inc.	$1,500,000,000	4.50%	07/03/2006	$1,500,562,500

Banc of America Securities LLC	300,000,000	4.20	07/03/2006	300,105,000

Barclays Capital PLC	200,000,000	4.50	07/03/2006	200,075,000

Bear Stearns	750,000,000	4.50	07/03/2006	750,281,250

Deutsche Bank Securities, Inc.	347,300,000	4.50	07/03/2006	347,430,238

J.P. Morgan Securities, Inc.	500,000,000	4.50	07/03/2006	500,187,500

Lehman Brothers	200,000,000	4.50	07/03/2006	200,075,000

Merrill Lynch	500,000,000	4.30	07/03/2006	500,179,167

Morgan Stanley & Co.	1,500,000,000	4.60	07/03/2006	1,500,575,000

UBS Securities LLC	1,000,000,000	4.60	07/03/2006	1,000,383,333

TOTAL	$6,797,300,000			$6,799,853,988

At June 30, 2006, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bills, 0.00%, due 07/06/2006 to 12/28/2006; U.S. Treasury Bonds, 6.25% to 13.25%, due 01/15/2011 to 05/15/2016; U.S. Treasury Bonds Callable, 0.00% to 14.00%, due 01/15/2011 to 11/15/2014; U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 08/15/2006 to 05/15/2016; U.S. Treasury Notes, 2.25% to 7.00%, due 07/15/2006 to 05/15/2016 and U.S. Treasury Principal-Only Stripped Securities, 0.00% to 11.25%, due 08/15/2006 to 05/15/2016. The aggregate market value of the collateral, including accrued interest, was $6,934,936,514.

The accompanying notes are an integral part of these financial statements.

ADDITIONAL INVESTMENT INFORMATION Goldman Sachs Trust — Financial Square Funds

Joint Repurchase Agreement Account II— At June 30, 2006, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Financial Square Prime Obligations	$5,816,600,000

Financial Square Money Market	905,100,000

Financial Square Government	2,825,000,000

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$2,860,000,000	5.30%	07/03/2006	$2,861,263,167

Barclays Capital PLC	1,500,000,000	5.32	07/03/2006	1,500,665,000

Bear Stearns	500,000,000	5.31	07/03/2006	500,221,250

Deutsche Bank Securities, Inc.	1,000,000,000	5.20	07/03/2006	1,000,433,333

Greenwich Capital Markets	300,000,000	5.32	07/03/2006	300,133,000

J.P. Morgan Securities, Inc.	400,000,000	5.28	07/03/2006	400,176,000

Merrill Lynch	500,000,000	5.25	07/03/2006	500,218,750

Morgan Stanley & Co.	3,000,000,000	5.25	07/03/2006	3,001,312,500

UBS Securities LLC	1,050,000,000	5.25	07/03/2006	1,050,459,375

UBS Securities LLC	475,000,000	5.30	07/03/2006	475,209,792

UBS Securities LLC	400,000,000	5.34	07/03/2006	400,178,000

Wachovia Capital Markets	250,000,000	5.26	07/03/2006	250,109,583

TOTAL	$12,235,000,000			$12,240,379,750

At June 30, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 11.00%, due 07/07/2006 to 04/20/2016; Federal Home Loan Mortgage Association, 3.00% to 8.50%, due 02/01/2007 to 07/01/2036; Federal National Mortgage Association, 0.00% to 10.50%, due 02/01/2007 to 07/01/2036; and U.S. Treasury Bonds, 5.00% to 7.14%, due 11/13/2008 to 10/20/2018. The aggregate market value of the collateral, including accrued interest, was $12,492,409,737.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Statements of Assets and Liabilities
June 30, 2006 (Unaudited)

	Prime	Money
	Obligations	Market
	Fund	Fund

Assets:
Investments in securities, at value based on amortized cost	$19,276,643,277	$11,233,950,790
Repurchase agreements, at value based on amortized cost— unaffiliated issuers	7,138,800,000	1,812,400,000
Repurchase agreements, at value based on amortized cost— affiliated issuers	700,000,000	275,000,000
Cash	—	—
Receivables:
Interest	90,329,705	39,970,822
Fund shares sold	165,668	10,173,599
Reimbursement from investment adviser	—	—
Other assets	217,251	112,933

Total assets	27,206,155,901	13,371,608,144

Liabilities:
Payables:
Due to custodian	2,591,902	1,052,817
Investment securities purchased	—	—
Dividend distribution	68,432,528	23,151,766
Fund shares repurchased	752,710	6,006,673
Amounts owed to affiliates	3,976,280	1,811,534
Accrued expenses	1,854,646	520,619

Total liabilities	77,608,066	32,543,409

Net Assets:
Paid-in capital	27,128,797,072	13,339,143,480
Undistributed net investment income	952,110	84,968
Accumulated net realized loss on investment transactions	(1,201,347)	(163,713)

Net assets	$27,128,547,835	$13,339,064,735

Net asset value, offering and redemption price per share	$1.00	$1.00

Net Assets:
FST Shares	$19,540,806,408	$11,955,487,188
FST Select Shares	147,672,565	182,198,099
FST Preferred Shares	1,539,612,879	84,792,941
FST Capital Shares	486,190,562	22,721,340
FST Administration Shares	3,895,610,979	736,850,371
FST Service Shares	1,518,654,442	357,014,796

Shares outstanding:
FST Shares	19,540,981,442	11,955,558,768
FST Select Shares	147,673,888	182,199,174
FST Preferred Shares	1,539,626,670	84,793,441
FST Capital Shares	486,194,917	22,721,474
FST Administration Shares	3,895,645,874	736,853,720
FST Service Shares	1,518,668,045	357,016,903

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	27,128,790,836	13,339,143,480

The accompanying notes are an integral part of these financial statements.

	Treasury			Tax-Free
Treasury	Instruments	Government	Federal	Money Market
Obligations	Fund	Fund	Fund	Fund

$—	$2,781,249,377	$1,226,407,865	$7,775,277,082	$8,248,869,165
6,127,000,000	—	2,963,800,000	—	—
—	—	250,000,000	—	—
75,959	—	83,473	57,613,355	—

4,128,935	—	5,299,537	26,033,982	47,185,729
—	15,825,000	52,428	—	575,508
10,352	27,287	15,295	5,860	—
48,202	20,381	60,312	76,063	79,295

6,131,263,448	2,797,122,045	4,445,718,910	7,859,006,342	8,296,709,697

—	69,026	—	—	3,394,504
—	—	—	—	578,495,332
14,375,943	6,858,680	9,867,040	7,105,704	6,301,611
—	—	23,099	—	5,690,953
953,946	400,523	610,562	1,222,073	1,083,081
1,096,967	361,681	603,901	522,299	357,027

16,426,856	7,689,910	11,104,602	8,850,076	595,322,508

6,115,098,076	2,789,373,762	4,434,720,787	7,850,335,372	7,701,714,089
1,409,856	442,435	561,835	239,837	—
(1,671,340)	(384,062)	(668,314)	(418,943)	(326,900)

$6,114,836,592	$2,789,432,135	$4,434,614,308	$7,850,156,266	$7,701,387,189

$1.00	$1.00	$1.00	$1.00	$1.00

$1,826,795,001	$1,376,478,097	$2,416,997,705	$6,544,792,694	$6,529,598,099
1,198	67,989	89,223,297	1,204	136,565,382
753,274,032	134,990,744	277,809,278	155,395,399	392,097,694
8,051,104	39,686,991	148,154,265	3,643,580	198,765,144
2,266,550,971	1,001,028,483	1,182,960,808	650,257,856	315,143,817
1,260,164,286	237,179,831	319,468,955	496,065,533	129,217,053

1,826,873,119	1,376,449,288	2,417,055,739	6,544,942,017	6,529,756,156
1,198	67,988	89,225,439	1,204	136,568,945
753,306,244	134,987,919	277,815,949	155,398,944	392,101,713
8,051,448	39,686,160	148,157,822	3,643,663	198,764,328
2,266,647,894	1,001,007,537	1,182,989,212	650,272,693	315,153,832
1,260,218,173	237,174,870	319,476,626	496,076,851	129,216,959

6,115,098,076	2,789,373,762	4,434,720,787	7,850,335,372	7,701,561,933

Goldman Sachs Trust—Financial Square Funds

Statements of Operations
For the Six Months Ended June 30, 2006 (Unaudited)

	Prime	Money
	Obligations	Market
	Fund	Fund

Investment income:
Interest income—unaffiliated	$670,099,154	$291,519,856
Interest income—affiliated	8,193,980	5,103,559

Total investment income	678,293,134	296,623,415

Expenses:
Portfolio-Level Expenses:
Management fees	29,186,362	12,736,537
Transfer agent fees	2,135,981	931,974
Custody and accounting fees	1,105,245	483,070
Registration fees	112,952	64,311
Professional fees	38,831	39,269
Printing fees	33,749	22,996
Trustee fees	7,610	7,402
Other	259,707	157,261

Subtotal	32,880,437	14,442,820
Class Specific Expenses:
Service Share fees	3,340,078	868,311
Administration Share fees	4,922,124	903,136
Capital Share fees	312,451	21,065
Preferred Share fees	775,451	37,462
Select Share fees	18,910	17,854

Total expenses	42,249,451	16,290,648
Less— expense reductions	(7,125,025)	(3,112,293)

Net expenses	35,124,426	13,178,355

Net investment income	$643,168,708	$283,445,060

Net realized gain (loss) on investment transactions	(442,918)	(138,886)

Net increase in net assets resulting from operations	$642,725,790	$283,306,174

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury			Tax-Free
Obligations	Instruments	Government	Federal	Money Market
Fund	Fund	Fund	Fund	Fund

$125,410,061	$55,113,944	$98,076,588	$189,236,278	$143,142,238
27,222	—	1,726,162	—	—

125,437,283	55,113,944	99,802,750	189,236,278	143,142,238

5,496,776	2,497,150	4,323,579	8,294,369	8,921,148
402,204	182,718	316,457	606,905	652,767
253,589	161,094	212,779	368,712	355,318
57,040	31,820	42,613	47,173	52,849
37,174	34,554	35,537	39,822	35,378
16,008	12,747	14,732	21,423	21,749
6,841	6,841	6,841	6,919	6,937
63,421	41,509	45,451	88,256	84,556

6,333,053	2,968,433	4,997,989	9,473,579	10,130,702

2,536,412	479,303	750,509	1,404,481	365,467
2,451,722	781,250	1,470,343	829,629	426,479
3,795	8,888	108,647	2,717	186,074
326,574	66,800	153,357	71,966	158,954
148	10	12,200	—	18,665

11,651,704	4,304,684	7,493,045	11,782,372	11,286,341
(864,056)	(492,788)	(1,116,973)	(1,238,349)	(2,222,008)

10,787,648	3,811,896	6,376,072	10,544,023	9,064,333

$114,649,635	$51,302,048	$93,426,678	$178,692,255	$134,077,905

(430,806)	(409,035)	(197,272)	(304,248)	4,774

$114,218,829	$50,893,013	$93,229,406	$178,388,007	$134,082,679

Goldman Sachs Trust—Financial Square Funds

Statements of Changes in Net Assets

	Prime Obligations Fund

	For the
	Six Months
	Ended	For the
	June 30, 2006	Year Ended
	(Unaudited)	December 31, 2005

From operations:
Net investment income	$643,168,708	$735,239,099
Net realized loss on investment transactions	(442,918)	(313,038)

Net increase in net assets resulting from operations	642,725,790	734,926,061

Distributions to shareholders:
From net investment income:
FST Shares	(483,527,039)	(558,926,671)
FST Select Shares	(2,909,211)	(2,550,372)
FST Preferred Shares	(34,657,545)	(43,772,224)
FST Capital Shares	(9,239,977)	(8,217,189)
FST Administration Shares	(85,268,175)	(89,982,138)
FST Service Shares	(27,366,844)	(31,391,499)

Total distributions to shareholders	(642,968,791)	(734,840,093)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	121,683,329,395	208,401,748,262
Proceeds received in connection with merger	—	171,881,446
Reinvestment of dividends and distributions	234,384,077	262,899,844
Cost of shares repurchased	(120,764,015,526)	(204,455,530,042)

Net increase in net assets resulting from share transactions	1,153,697,946	4,380,999,510

Net increase	1,153,454,945	4,381,085,478

Net assets:
Beginning of period	25,975,092,890	21,594,007,412

End of period	$27,128,547,835	$25,975,092,890

Undistributed net investment income	$952,110	$752,193

The accompanying notes are an integral part of these financial statements.

Money Market Fund		Treasury Obligations

For the		For the
Six Months		Six Months
Ended	For the	Ended	For the
June 30, 2006	Year Ended	June 30, 2006	Year Ended
(Unaudited)	December 31, 2005	(Unaudited)	December 31, 2005

$283,445,060	$353,729,960	$114,649,635	$135,358,004
(138,886)	(24,827)	(430,806)	(775,265)

283,306,174	353,705,133	114,218,829	134,582,739

(255,529,814)	(320,855,079)	(38,681,051)	(52,273,522)
(2,753,509)	(2,456,977)	(21,857)	(7,777)
(1,672,134)	(3,009,144)	(14,227,366)	(16,451,987)
(618,258)	(691,046)	(112,629)	(47,233)
(15,717,906)	(18,641,521)	(41,301,965)	(47,773,204)
(7,093,298)	(8,051,366)	(20,135,445)	(17,771,522)

(283,384,919)	(353,705,133)	(114,480,313)	(134,325,245)

32,868,058,712	66,103,816,931	18,492,672,137	34,473,243,436
72,020,346	—	—	—
151,436,362	203,177,895	37,771,997	43,998,954
(31,069,558,814)	(65,219,472,966)	(17,612,359,942)	(34,335,378,208)

2,021,956,606	1,087,521,860	918,084,192	181,864,182

2,021,877,861	1,087,521,860	917,822,708	182,121,676

11,317,186,874	10,229,665,014	5,197,013,884	5,014,892,208

$13,339,064,735	$11,317,186,874	$6,114,836,592	$5,197,013,884

$84,968	$24,827	$1,409,856	$1,240,534

Goldman Sachs Trust—Financial Square Funds

Statements of Changes in Net Assets

	Treasury Instruments Fund

	For the
	Six Months
	Ended	For the
	June 30, 2006	Year Ended
	(Unaudited)	December 31, 2005

From operations:
Net investment income	$51,302,048	$54,753,851
Net realized gain (loss) on investment transactions	(409,035)	104,005

Net increase in net assets resulting from operations	50,893,013	54,857,856

Distributions to shareholders:
From net investment income:
FST Shares	(31,585,123)	(37,057,183)
FST Select Shares	(1,416)	(1,821)
FST Preferred Shares	(2,791,948)	(2,414,908)
FST Capital Shares	(244,680)	(430,222)
FST Administration Shares	(12,658,946)	(11,382,636)
FST Service Shares	(3,606,957)	(3,515,884)

Total distributions to shareholders	(50,889,070)	(54,802,654)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	7,857,789,124	13,045,413,055
Proceeds received in connection with merger	—	—
Reinvestment of dividends and distributions	13,235,336	16,132,045
Cost of shares repurchased	(7,229,784,179)	(13,039,778,449)

Net increase (decrease) in net assets resulting from share transactions	641,240,281	21,766,651

Net increase (decrease)	641,244,224	21,821,853

Net assets:
Beginning of period	2,148,187,911	2,126,366,058

End of period	$2,789,432,135	$2,148,187,911

Undistributed net investment income	$442,435	$29,457

The accompanying notes are an integral part of these financial statements.

Government Fund		Federal Fund

For the		For the
Six Months		Six Months
Ended	For the	Ended	For the
June 30, 2006	Year Ended	June 30, 2006	Year Ended
(Unaudited)	December 31, 2005	(Unaudited)	December 31, 2005

$93,426,678	$117,702,672	$178,692,255	$229,956,613
(197,272)	(468,848)	(304,248)	(114,695)

93,229,406	117,233,824	178,388,007	229,841,918

(50,154,004)	(64,187,471)	(150,184,813)	(196,817,084)
(1,839,839)	(3,487,989)	(40)	(93)
(6,824,243)	(11,438,778)	(3,150,212)	(2,891,225)
(3,167,889)	(3,563,566)	(78,306)	(106,733)
(25,264,603)	(26,986,409)	(14,025,166)	(16,763,562)
(6,085,307)	(7,569,611)	(11,133,926)	(13,257,871)

(93,335,885)	(117,233,824)	(178,572,463)	(229,836,568)

18,975,241,408	35,073,573,175	12,757,412,540	37,512,861,464
128,482,724	—	—	—
39,588,979	52,868,758	137,315,491	163,054,247
(19,475,327,283)	(34,978,347,889)	(14,051,802,216)	(37,213,618,785)

(332,014,172)	148,094,044	(1,157,074,185)	462,296,926

(332,120,651)	148,094,044	(1,157,258,641)	462,302,276

4,766,734,959	4,618,640,915	9,007,414,907	8,545,112,631

$4,434,614,308	$4,766,734,959	$7,850,156,266	$9,007,414,907

$561,835	$471,042	$239,837	$120,045

Goldman Sachs Trust—Financial Square Funds

Statements of Changes in Net Assets

	Tax-Free Money Market Fund

	For the
	Six Months
	Ended	For the
	June 30, 2006	Year Ended
	(Unaudited)	December 31, 2005

From operations:
Net investment income	$134,077,905	$178,525,155
Net realized gain (loss) on investment transactions	4,774	(36,730)

Net increase in net assets resulting from operations	134,082,679	178,488,425

Distributions to shareholders:
From net investment income:
FST Shares	(116,896,646)	(158,247,187)
FST Select Shares	(1,913,213)	(2,489,423)
FST Preferred Shares	(4,831,150)	(5,191,739)
FST Capital Shares	(3,651,282)	(2,964,637)
FST Administration Shares	(4,878,508)	(7,061,884)
FST Service Shares	(1,907,106)	(2,570,285)

Total distributions to shareholders	(134,077,905)	(178,525,155)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	37,969,707,749	55,412,105,800
Proceeds received in connection with merger	55,824,655	75,375,094
Reinvestment of dividends and distributions	95,651,622	123,034,526
Cost of shares repurchased	(39,121,430,259)	(55,746,143,874)

Net increase (decrease) in net assets resulting from share transactions	(1,000,246,233)	(135,628,454)

Net increase (decrease)	(1,000,241,459)	(135,665,184)

Net assets:
Beginning of period	8,701,628,648	8,837,293,832

End of period	$7,701,387,189	$8,701,628,648

Undistributed net investment income	$—	$—

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements
June 30, 2006 (Unaudited)

1. Organization
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940 (as amended) (the “Act”) as an open-end, management investment company. The Trust includes the Financial Square Funds, collectively, “the Funds,” or individually, a “Fund.” Financial Square consists of seven diversified funds: Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Money Market. The Funds offer six classes of shares—FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares and FST Service Shares. The investment objective of the Funds is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation—
Each Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.
B. Security Transactions and Interest Income—
Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Net investment income (other than class specific expenses) and realized gains or losses are allocated to each class of shares of the Fund based upon the relative proportion of net assets of each class.
C. Federal Taxes and Distribution to Shareholders—
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income to its shareholders. Accordingly, no federal tax provisions are required. Income distributions to shareholders are declared and recorded daily and paid monthly by the Funds.
   The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with U.S. Federal income tax rules, which may differ from generally accepted accounting principles. Therefore, the source of the Funds’ distributions is shown in the accompanying financial statements as from net investment income.
   As of December 31, 2005 the components of accumulated earnings (losses) on a tax basis consisted primarily of capital loss carryforwards and certain timing differences, if any. Such timing differences include prior year non-deductible organization costs.

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
June 30, 2006 (Unaudited)

   At December 31, 2005 (tax-year end), the following Funds had a capital loss carryforward for U.S. Federal tax purposes of approximately:

	Capital loss carryforward*:

						Tax-Free
	Prime	Money	Treasury			Money
Year Expiring	Obligation	Market	Obligations	Government	Federal	Market

2006	$—	$—	$—	$—	$—	$7,028
2007	—	—	—	—	—	637
2009	—	—	—	—	—	2,452
2010	—	—	—	—	—	3,295
2011	5,692	—	—	—	—	189,335
2012	544	—	—	—	—	86,852
2013	752,193	24,827	1,240,534	471,042	114,695	42,075

Total capital loss carryforward	$758,429	$24,827	$1,240,534	$471,042	$114,695	$331,674

*	Due to fund mergers, utilization of these losses may be limited under the Internal Revenue Code.
   These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws and regulations. Expiration occurs on December 31 of the year indicated.
   The amortized cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.
D. Expenses—
Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line and/or pro-rata basis depending upon the nature of the expense. Select, Preferred, Capital, Administration and Service Shares bear all expenses and fees relating to their respective service plans.
E. Forward Commitment Transactions—
The Funds may enter into forward commitments. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond a customary settlement. As a result of entering into these transactions, the Funds are required to segregate liquid assets equal to or greater than the market value of the corresponding transactions. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of the securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction.
F. Repurchase Agreements—
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.
   Pursuant to exemptive relief granted by the Securities and Exchange Commission (the “SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

3. Agreements
GSAM, an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Investment Management Agreement
(the “Agreement”) with the Trust on behalf of the Funds. Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trust’s Board of Trustees.
   As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”) computed daily and payable monthly, at an annual percentage rate equal to 0.205% of each Fund’s average daily net assets.
   For the six months ended June 30, 2006, GSAM has voluntarily agreed to waive a portion of its Management fee equal to an annual percentage rate of the average daily net assets of the Funds.
   At a meeting held on June 16, 2005, GSAM agreed to voluntarily increase its Management fee waiver for the Funds. Effective July 1, 2005, GSAM has voluntarily agreed to waive a portion of its Management fee equal annually to 0.05% of the average daily net assets of Prime Obligations, Money Market, Government and Tax-Free Money Market Funds and 0.03% of the average daily net assets of the Treasury Obligations, Treasury Instruments and Federal Funds.
   Prior to July 1, 2005, GSAM had agreed to waive a portion of its Management fees equal annually to 0.035% of the average daily net assets of Prime Obligations, Money Market, Government and Tax-Free Money Market Funds and 0.015% of the average daily net assets of the Treasury Obligations, Treasury Instruments and Federal Funds.
   Additionally, GSAM has voluntarily agreed to limit certain “Other Expenses” of the Funds (excluding Management fees, Transfer agent fees, Select service fees, Preferred administration fees, Capital administration fees, Administration fees, Service fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent such expenses exceed, on an annual basis, 0.014% of the average daily net assets of each Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
   In addition, the Funds have entered into certain expense offset arrangements with the custodian resulting in a reduction in the Funds’ expenses. Such custody expense reductions are in addition to other expenses reimbursed by the adviser.
   For the six months ended June 30, 2006, expense reductions were as follows (in thousands):

		Other
		Expenses	Custody
	Management	Reimbursed	Expense
Fund	Fees Waived	by Adviser	Reductions	Total

Prime Obligations	$7,115	$—	$10	$7,125

Money Market	3,106	—	6	3,112

Treasury Obligations	804	59	1	864

Treasury Instruments	365	118	10	493

Government	1,054	63	0	1,117

Federal	1,214	6	18	1,238

Tax-Free Money Market	2,176	—	46	2,222

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
June 30, 2006 (Unaudited)

   Goldman Sachs serves as Distributor of shares of the Funds pursuant to a Distribution Agreement and receives no separate fee.
   At a meeting held on June 16, 2005, the Board of Trustees of the Trust approved Transfer Agent Fees equal to 0.015% of the average daily net assets of each Fund, which became effective July 1, 2005. Prior to July 1, 2005, Goldman Sachs received no separate fee as Transfer Agent.
   At June 30, 2006, the amounts owed to GSAM and its affiliates were as follows (in thousands):

		Transfer
	Management	Agent
Fund	Fees	Fees	Total

Prime Obligations	$3,624	$352	$3,976

Money Market	1,650	162	1,812

Treasury Obligations	879	75	954

Treasury Instruments	369	32	401

Government	557	54	611

Federal	1,126	96	1,222

Tax-Free Money Market	988	95	1,083

4. Select, Preferred, Capital, Administration and Service Plans
The Trust, on behalf of each Fund, has adopted Service Plans. These plans allow for Select, Preferred, Capital, Administration and Service Shares to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Service Plans for Select, Preferred, Capital, Administration and Service Shares provide for compensation to the service organizations in an amount up to 0.03%, 0.10%, 0.15%, 0.25% and 0.50% (on an annual basis), respectively, of the average daily net asset value of the respective shares.
5. Line of Credit Facility
The Funds participate in a $400,000,000 committed, unsecured revolving line of credit facility together with other registered investment companies having management or investment advisory agreements with GSAM. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 300% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. During the six months ended June 30, 2006, the Funds did not have any borrowings under this facility.
6. Portfolio Concentrations
As a result of the Tax-Free Money Market Fund’s ability to invest a large percentage of its assets in obligations of issuers within certain states, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.
7. Other Matters
Exemptive Orders— Pursuant to Securities and Exchange Commission (“SEC”) exemptive orders, the Goldman Sachs money market funds may enter into certain principal transactions with Goldman Sachs.
Legal Proceedings— Purported class and derivative action lawsuits were filed in April and May 2004 in the United States District Court for the Southern District of New York against the Goldman Sachs Group, Inc. (“GSG”), GSAM and certain related parties, including certain Goldman Sachs Funds and the Trustees and Officers of the Goldman Sachs Trust. In June 2004, these lawsuits were consolidated into one action and in November 2004 a consolidated and amended complaint was filed against GSG, GSAM, Goldman Sachs Asset Management International (“GSAMI”), Goldman Sachs and certain related parties including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. Plaintiffs filed a second amended consolidated complaint on April 15, 2005. The second amended consolidated complaint alleges violations of the Act and the Investment Advisers Act of 1940. The complaint also asserts claims involving common law breach of fiduciary duty and unjust enrichment. The complaint alleges, among other things, that between April 2, 1999 and January 9, 2004 (the ”Class Period”), GSAM and other defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds and omitted statements of fact in registration statements and reports filed pursuant to the Act which were necessary to prevent such registration statements and reports from being materially false and misleading. The complaint further alleges that the Goldman Sachs Funds paid excessive and improper advisory fees to Goldman Sachs. The complaint also alleges that GSAM and GSAMI used 12b-1 fees for improper purposes and made improper use of soft dollars.
   The complaint further alleges that the Trust’s Officers and Trustees breached their fiduciary duties in connection with the foregoing. On January 13, 2006, all claims against the defendants were dismissed by the U.S. District Court. On February 22, 2006, the Plaintiffs appealed this decision.
   Based on currently available information, GSAM and GSAMI believe that the likelihood that the pending purported class action and derivative action lawsuit will have a material adverse financial impact on the Funds is remote, and the pending action is not likely to materially affect its ability to provide investment management services to its clients, including the Goldman Sachs Funds.
New Accounting Pronouncements— On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.
Mergers and Reorganizations— At a meeting held on November 4, 2004, the Board of Trustees of the Trust approved an Agreements and Plan of Reorganization (“the Agreement”) providing for the tax-free acquisition of the Expedition Money Market and Tax-Free Money Market Funds into the Goldman Sachs Financial Square Prime Obligations and Tax-Free Money Market Funds. The acquisition was completed on February 28, 2005.

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
June 30, 2006 (Unaudited)

   Pursuant to the Agreement, the assets and liabilities of the Expedition Money Market Fund and Tax-Free Money Markets (“Acquired Funds”) Institutional Class and Investment Services Class were transferred into the Goldman Sachs Financial Square Prime Obligations and Financial Square Tax-Free Money Market’s (“Survivors”) FST Administration Class and FST Service Class, respectively, in a tax-free exchange as follows:

			Acquired
			Fund’s Shares
	Exchanged		Outstanding
	Shares of	Value of	as of
	Survivor	Exchanged	February 28,
Survivor/Acquired Fund	Issued	Shares	2005

Goldman Sachs Financial Square Prime Obligations FST Administration Class/
Expedition Money Market Institutional Class	27,956,937	$27,956,937	27,956,937

Goldman Sachs Financial Square Prime Obligations FST Service Class/
Expedition Money Market Investment Service Class	143,924,508	$143,924,508	143,924,508

Goldman Sachs Financial Square Tax-Free Money Market FST Administration Class/
Expedition Tax-Free Money Market Institutional Class	5,198,906	$5,198,906	5,198,906

Goldman Sachs Financial Square Tax-Free Money Market FST Service Class/
Expedition Tax-Free Money Market Investment Service Class	70,176,189	$70,176,189	70,176,189

   The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition).

Survivor
	Survivor	Acquired		Fund’s
	Fund’s	Fund’s		Aggregate
	Aggregate	Aggregate	Acquired	Net Assets
	Net Assets	Net Assets	Fund’s	immediately
Survivor/	before	before	Capital Loss	after
Acquired Fund	acquisition	acquisition	Carryforward	acquisition

Goldman Sachs Financial Square Prime Obligations/
Expedition Money Market	$26,253,114,104	$171,881,446	$(6,236)	$26,424,995,550

Goldman Sachs Financial Square Tax-Free Money Market/
Expedition Tax-Free Money Market	$8,370,503,410	$75,375,094	$(15,407)	$8,445,878,504

At a meeting held on December 14, 2005, the Board of Trustees approved an Agreement and Plan of Reorganization (the “Agreement”) providing for the tax-free acquisitions of the First Funds Cash Reserve Portfolio by the Goldman Sachs Financial Square Money Market Fund, the First Funds U.S. Government Money Market Portfolio by the Goldman Sachs Financial Square Government Fund, and the First Funds Municipal Money Market Portfolio by the Goldman Sachs Financial Square Tax-Free Money Market Fund. The trustees approved certain amendments to the Agreement on April 7, 2006. The acquisitions were completed on June 5, 2006.

   Pursuant to the Agreement, the assets and liabilities of the First Funds Cash Reserve Portfolio, First Funds U.S. Government Money Market Portfolio and the First Funds Municipal Money Market Portfolio (“Acquired Funds”) Institutional Class and Class C were transferred into the Goldman Sachs Financial Square Money Market, Goldman Sachs Financial Square Government and Goldman Sachs Financial Square Tax-Free Money Market’s (“Survivor Funds”) FST Class and FST Administration Class, respectively, in a tax-free exchange as follows:

			Acquired
	Exchanged		Fund’s Shares
	Shares of	Value of	Outstanding
	Survivor	Exchanged	on
Survivor/Acquired Fund	Issued	Shares	June 5, 2006

Goldman Sachs Financial Square Money Market FST Class/
First Funds Cash Reserve Institutional Class	29,951,814	$29,951,814	29,951,814

Goldman Sachs Financial Square Money Market FST Administration Class/
First Funds Cash Reserve Class C	42,068,532	$42,068,532	42,068,532

Goldman Sachs Financial Square Government FST Class/
First Funds U.S. Government Money Market Institutional Class	118,595,969	$118,595,969	118,595,969

Goldman Sachs Financial Square Government FST Administration Class/
First Funds U.S. Government Money Market Class C	9,886,755	$9,886,755	9,886,755

Goldman Sachs Financial Square Tax-Free Money Market FST Class/
First Funds Municipal Money Market Institutional Class	48,831,245	$48,831,245	48,831,245

Goldman Sachs Financial Square Tax-Free Money Market FST Administration Class/
First Funds Municipal Money Market Class C	6,993,410	$6,993,410	6,993,410

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
June 30, 2006 (Unaudited)

   The following chart shows the Survivor Funds’ and Acquired Funds’ aggregate net assets (immediately before and after the completion of the acquisition).

			Survivor
	Survivor	Acquired	Fund’s
	Fund’s	Fund’s	Aggregate
	Aggregate	Aggregate	Net Assets
	Net Assets	Net Assets	Immediately
	Before	Before	After
Survivor/Acquired Fund	Acquisition	Acquisition	Acquisition

Goldman Sachs Financial Square Money Market/
First Funds Cash Reserve	$13,476,835,558	$72,020,346	$13,548,855,904

Goldman Sachs Financial Square Government
/First Funds U.S. Government Money Market	$4,350,998,480	$128,482,724	$4,479,481,204

Goldman Sachs Financial Square Tax-Free/
First Funds Municipal Money Market	$7,516,749,991	$55,824,655	$7,572,574,646

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
June 30, 2006 (Unaudited)

8. Summary of Share Transactions (at $1.00 per share)
Share activity is as follows:

	Prime Obligations Fund

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2006	December 31, 2005

FST Shares:
Shares sold	92,455,562,417	157,063,447,458
Shares issued in connection with the merger	—	—
Reinvestment of dividends and distributions	178,768,765	199,211,834
Shares repurchased	(91,937,426,353)	(154,400,316,414)

	696,904,829	2,862,342,878

FST Select Shares:
Shares sold	1,109,963,583	1,435,438,517
Reinvestment of dividends and distributions	2,672,600	2,177,740
Shares repurchased	(1,063,856,186)	(1,419,360,511)

	48,779,997	18,255,746

FST Preferred Shares:
Shares sold	6,535,924,984	15,342,268,656
Reinvestment of dividends and distributions	21,922,879	28,142,465
Shares repurchased	(6,775,058,035)	(15,026,137,016)

	(217,210,172)	344,274,105

FST Capital Shares:
Shares sold	3,077,320,275	4,853,150,391
Reinvestment of dividends and distributions	4,958,368	3,448,578
Shares repurchased	(3,074,940,676)	(4,619,548,204)

	7,337,967	237,050,765

FST Administration Shares:
Shares sold	12,359,193,693	19,567,023,322
Shares issued in connection with the merger	—	27,956,938
Reinvestment of dividends and distributions	15,285,152	17,183,428
Shares repurchased	(11,900,195,529)	(18,956,354,397)

	474,283,316	655,809,291

FST Service Shares:
Shares sold	6,145,364,443	10,140,419,918
Shares issued in connection with the merger	—	143,924,508
Reinvestment of dividends and distributions	10,776,313	12,735,799
Shares repurchased	(6,012,538,747)	(10,033,813,500)

	143,602,009	263,266,725

Net increase (decrease) in shares	1,153,697,946	4,380,999,510

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
June 30, 2006 (Unaudited)

8. Summary of Share Transactions (at $1.00 per share) (continued)
Share activity is as follows:

	Money Market Fund

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2006	December 31, 2005

FST Shares:
Shares sold	28,965,383,838	57,236,841,238
Shares issued in connection with the merger	29,951,814	—
Reinvestment of dividends and distributions	132,980,601	181,107,683
Shares repurchased	(27,364,428,660)	(56,435,686,090)

	1,763,887,593	982,262,831

FST Select Shares:
Shares sold	722,687,137	865,927,855
Reinvestment of dividends and distributions	2,753,512	2,345,136
Shares repurchased	(585,353,138)	(851,011,694)

	140,087,511	17,261,297

FST Preferred Shares:
Shares sold	389,821,044	1,541,410,000
Reinvestment of dividends and distributions	1,626,372	2,980,707
Shares repurchased	(403,102,257)	(1,518,187,931)

	(11,654,841)	26,202,776

FST Capital Shares:
Shares sold	30,032,034	83,896,238
Reinvestment of dividends and distributions	617,862	689,502
Shares repurchased	(43,514,178)	(61,974,449)

	(12,864,282)	22,611,291

FST Administration Shares:
Shares sold	2,287,119,061	5,553,217,119
Shares issued in connection with the merger	42,068,532	—
Reinvestment of dividends and distributions	8,859,454	11,197,170
Shares repurchased	(2,211,040,095)	(5,580,777,413)

	127,006,952	(16,363,124)

FST Service Shares:
Shares sold	473,015,598	822,524,481
Shares issued in connection with the merger	—	—
Reinvestment of dividends and distributions	4,598,561	4,857,697
Shares repurchased	(462,120,486)	(771,835,389)

	15,493,673	55,546,789

Net increase (decrease) in shares	2,021,956,606	1,087,521,860

Treasury Obligations Fund		Treasury Instruments Fund

For the	For the	For the	For the
Six Months Ended	Year Ended	Six Months Ended	Year Ended
June 30, 2006	December 31, 2005	June 30, 2006	December 31, 2005

7,951,676,786	12,912,169,184	4,716,690,256	8,453,645,175
—	—	—	—
17,186,827	23,582,277	10,200,877	12,354,290
(7,775,036,904)	(13,565,322,237)	(4,551,719,242)	(8,663,516,194)

193,826,709	(629,570,776)	175,171,891	(197,516,729)

124,671,000	52,100,000	—	—
13,563	2,432	1,414	1,819
(124,686,460)	(52,101,454)	—	—

(1,897)	978	1,414	1,819

1,059,472,692	2,373,340,541	23,621,614	235,480,935
133,424	1,748,345	52,714	745,275
(975,477,153)	(2,199,459,785)	(22,490,040)	(475,368,648)

84,128,963	175,629,101	1,184,288	(239,142,438)

10,021,000	8,873,759	124,697,578	129,478,287
24,399	43,668	221,853	424,033
(3,920,119)	(8,029,210)	(91,701,028)	(140,470,180)

6,125,280	888,217	33,218,403	(10,567,860)

6,374,750,626	13,950,961,904	2,187,854,615	2,850,980,173
—	—	—	—
3,032,653	3,528,576	1,326,284	1,322,847
(5,967,865,302)	(13,679,410,592)	(1,726,073,711)	(2,551,250,593)

409,917,977	275,079,888	463,107,188	301,052,427

2,972,080,033	5,175,798,048	804,925,061	1,375,828,485
—	—	—	—
17,381,131	15,093,656	1,432,194	1,283,781
(2,765,374,004)	(4,831,054,930)	(837,800,158)	(1,209,172,834)

224,087,160	359,836,774	(31,442,903)	167,939,432

918,084,192	181,864,182	641,240,281	21,766,651

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
June 30, 2006 (Unaudited)

8. Summary of Share Transactions (at $1.00 per share) (continued)
Share activity is as follows:

	Government Fund

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2006	December 31, 2005

FST Shares:
Shares sold	9,945,421,066	17,318,410,644
Shares issued in connection with the merger	118,595,969	—
Reinvestment of dividends and distributions	21,791,065	30,282,268
Shares repurchased	(10,384,062,183)	(17,020,352,807)

	(298,254,083)	328,340,105

FST Select Shares:
Shares sold	72,456,705	1,119,760,710
Reinvestment of dividends and distributions	1,833,170	3,479,883
Shares repurchased	(60,836,089)	(1,189,859,309)

	13,453,786	(66,618,716)

FST Preferred Shares:
Shares sold	1,057,376,579	4,056,172,276
Reinvestment of dividends and distributions	4,127,658	5,280,127
Shares repurchased	(1,189,713,235)	(4,286,138,177)

	(128,208,998)	(224,685,774)

FST Capital Shares:
Shares sold	2,874,759,266	4,449,737,756
Reinvestment of dividends and distributions	2,358,198	2,519,509
Shares repurchased	(2,842,421,012)	(4,434,236,808)

	34,696,452	18,020,457

FST Administration Shares:
Shares sold	4,034,971,089	6,335,024,419
Shares issued in connection with the merger	9,886,755	—
Shares repurchased	6,727,783	8,314,818
Reinvestment of dividends and distributions	(4,031,642,806)	(6,253,080,766)

	19,942,821	90,258,471

FST Service Shares:
Shares sold	990,256,703	1,794,467,370
Shares issued in connection with the merger	—	—
Reinvestment of dividends and distributions	2,751,105	2,992,153
Shares repurchased	(966,651,958)	(1,794,680,022)

	26,355,850	2,779,501

Net increase (decrease) in shares	(332,014,172)	148,094,044

Federal Fund		Tax-Free Money Market Fund

For the	For the	For the	For the
Six Months Ended	Year Ended	Six Months Ended	Year Ended
June 30, 2006	December 31, 2005	June 30, 2006	December 31, 2005

9,337,824,808	28,962,830,488	29,677,698,828	47,630,280,552
—	—	48,831,245	—
124,142,062	149,869,796	91,789,931	119,047,602
(10,472,602,240)	(28,893,740,026)	(30,836,445,314)	(48,227,694,121)

(1,010,635,370)	218,960,258	(1,018,125,310)	(478,365,967)

—	—	287,726,359	484,584,075
40	93	1,233,916	1,089,761
(2,020)	—	(328,158,641)	(470,381,030)

(1,980)	93	(39,198,366)	15,292,806

140,402,370	369,463,097	674,834,354	770,084,677
2,584,484	1,992,388	291,624	493,245
(130,191,876)	(270,161,865)	(526,207,412)	(713,604,762)

12,794,978	101,293,620	148,918,566	56,973,160

—	—	5,967,148,542	4,116,468,182
78,305	106,731	776,313	914,929
(207,000)	(157,000)	(5,990,062,065)	(3,929,080,970)

(128,695)	(50,269)	(22,137,210)	188,302,141

1,209,150,236	3,676,957,392	971,419,197	1,548,196,353
—	—	6,993,410	5,198,905
5,427,551	5,087,653	1,137,767	879,738
(1,261,203,670)	(3,664,196,666)	(1,013,492,556)	(1,551,154,404)

(46,625,883)	17,848,379	(33,942,182)	3,120,592

2,070,035,126	4,503,610,487	390,880,469	862,491,961
—	—	—	70,176,189
5,083,049	5,997,586	422,071	609,251
(2,187,595,410)	(4,385,363,228)	(427,064,271)	(854,228,587)

(112,477,235)	124,244,845	(35,761,731)	79,048,814

(1,157,074,185)	462,296,926	(1,000,246,233)	(135,628,454)

Goldman Sachs Trust—Financial Square Funds

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund

											Ratios assuming no
											expense reductions

	Net asset								Ratio of net				Ratio of net
	value,			Net asset		Net assets	Ratio of net		investment		Ratio of total		investment
	beginning	Net	Distributions	value,		end of	expenses to		income to		expenses to		income to
	of	investment	to	end of	Total	period (in	average net		average net		average net		average net
Year— Share Class	period	income(a)	shareholders	period	return(b)	000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2006-FST Shares	$1.00	$0.023	$(0.023)	$1.00	2.29%	$19,540,806	0.18	%(c)	4.58	%(c)	0.23	%(c)	4.53	%(c)
2006-FST Select Shares	1.00	0.023	(0.023)	1.00	2.28	147,673	0.21	(c)	4.62	(c)	0.26	(c)	4.57	(c)
2006-FST Preferred Shares	1.00	0.022	(0.022)	1.00	2.24	1,539,613	0.28	(c)	4.47	(c)	0.33	(c)	4.42	(c)
2006-FST Capital Shares	1.00	0.022	(0.022)	1.00	2.22	486,191	0.33	(c)	4.49	(c)	0.38	(c)	4.44	(c)
2006-FST Administration Shares	1.00	0.021	(0.021)	1.00	2.17	3,895,611	0.43	(c)	4.33	(c)	0.48	(c)	4.28	(c)
2006-FST Service Shares	1.00	0.020	(0.020)	1.00	2.04	1,518,654	0.68	(c)	4.10	(c)	0.73	(c)	4.05	(c)

For the Years Ended December 31,

2005-FST Shares	1.00	0.031	(0.031)	1.00	3.14	18,844,076	0.18		3.10		0.22		3.06
2005-FST Select Shares	1.00	0.031	(0.031)	1.00	3.11	98,894	0.21		3.08		0.25		3.04
2005-FST Preferred Shares	1.00	0.030	(0.030)	1.00	3.04	1,756,837	0.28		2.99		0.32		2.95
2005-FST Capital Shares	1.00	0.029	(0.029)	1.00	2.98	478,857	0.33		3.03		0.37		2.99
2005-FST Administration Shares	1.00	0.028	(0.028)	1.00	2.88	3,421,363	0.43		2.88		0.47		2.84
2005-FST Service Shares	1.00	0.026	(0.026)	1.00	2.62	1,375,066	0.68		2.64		0.72		2.60

2004-FST Shares	1.00	0.012	(0.012)	1.00	1.25	15,981,734	0.18		1.22		0.22		1.18
2004-FST Select Shares	1.00	0.012	(0.012)	1.00	1.22	80,638	0.21		1.18		0.25		1.14
2004-FST Preferred Shares	1.00	0.011	(0.011)	1.00	1.15	1,412,563	0.28		1.13		0.32		1.09
2004-FST Capital Shares	1.00	0.011	(0.011)	1.00	1.10	241,806	0.33		1.07		0.37		1.03
2004-FST Administration Shares	1.00	0.010	(0.010)	1.00	1.00	2,765,553	0.43		0.99		0.47		0.95
2004-FST Service Shares	1.00	0.007	(0.007)	1.00	0.75	1,111,799	0.68		0.75		0.72		0.71

2003-FST Shares	1.00	0.011	(0.011)	1.00	1.06	22,750,510	0.18		1.07		0.22		1.03
2003-FST Select Shares	1.00	0.010	(0.010)	1.00	1.03	53,859	0.21		1.06		0.25		1.02
2003-FST Preferred Shares	1.00	0.010	(0.010)	1.00	0.96	1,427,970	0.28		0.96		0.32		0.92
2003-FST Capital Shares	1.00	0.009	(0.009)	1.00	0.91	339,342	0.33		0.94		0.37		0.90
2003-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.81	3,080,780	0.43		0.80		0.47		0.76
2003-FST Service Shares	1.00	0.006	(0.006)	1.00	0.56	872,453	0.68		0.56		0.72		0.52

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.75	22,565,712	0.18		1.74		0.22		1.70
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.72	195,777	0.21		1.70		0.25		1.66
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.65	2,352,326	0.28		1.60		0.32		1.56
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.56	428,694	0.33	(c)	1.29	(c)	0.37	(c)	1.25	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.50	2,927,767	0.43		1.48		0.47		1.44
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.24	1,073,295	0.68		1.24		0.72		1.20

2001-FST Shares	1.00	0.04	(0.04)	1.00	4.15	25,429,443	0.18		3.87		0.23		3.82
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	4.12	189,492	0.21		3.41		0.26		3.36
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	4.05	1,003,414	0.28		3.72		0.33		3.67
2001-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.89	2,803,798	0.43		3.64		0.48		3.59
2001-FST Service Shares	1.00	0.04	(0.04)	1.00	3.63	1,225,547	0.68		3.46		0.73		3.41

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund

											Ratios assuming no
											expense reductions

	Net asset								Ratio of net				Ratio of net
	value,			Net asset		Net assets	Ratio of net		investment		Ratio of total		investment
	beginning	Net	Distributions	value,		end of	expenses to		income to		expenses to		income to
	of	investment	to	end of	Total	period (in	average net		average net		average net		average net
Year— Share Class	period	income(a)	shareholders	period	return(b)	000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2006-FST Shares	$1.00	$0.023	$(0.023)	$1.00	2.29%	$11,955,487	0.18	%(c)	4.59	%(c)	0.23	%(c)	4.54	%(c)
2006-FST Select Shares	1.00	0.023	(0.023)	1.00	2.28	182,198	0.21	(c)	4.63	(c)	0.26	(c)	4.58	(c)
2006-FST Preferred Shares	1.00	0.022	(0.022)	1.00	2.24	84,793	0.28	(c)	4.46	(c)	0.33	(c)	4.41	(c)
2006-FST Capital Shares	1.00	0.022	(0.022)	1.00	2.22	22,721	0.33	(c)	4.47	(c)	0.38	(c)	4.42	(c)
2006-FST Administration Shares	1.00	0.021	(0.021)	1.00	2.17	736,851	0.43	(c)	4.35	(c)	0.48	(c)	4.30	(c)
2006-FST Service Shares	1.00	0.020	(0.020)	1.00	2.04	357,015	0.68	(c)	4.09	(c)	0.73	(c)	4.04	(c)

For the Years Ended December 31,

2005-FST Shares	1.00	0.031	(0.031)	1.00	3.14	10,191,671	0.18		3.07		0.22		3.03
2005-FST Select Shares	1.00	0.031	(0.031)	1.00	3.11	42,112	0.21		3.03		0.25		2.99
2005-FST Preferred Shares	1.00	0.030	(0.030)	1.00	3.04	96,448	0.28		2.93		0.32		2.89
2005-FST Capital Shares	1.00	0.029	(0.029)	1.00	2.99	35,586	0.33		3.12		0.37		3.08
2005-FST Administration Shares	1.00	0.029	(0.029)	1.00	2.88	609,847	0.43		2.85		0.47		2.81
2005-FST Service Shares	1.00	0.026	(0.026)	1.00	2.63	341,523	0.68		2.62		0.72		2.58

2004-FST Shares	1.00	0.013	(0.013)	1.00	1.26	9,209,408	0.18		1.25		0.22		1.21
2004-FST Select Shares	1.00	0.012	(0.012)	1.00	1.23	24,850	0.21		1.22		0.25		1.18
2004-FST Preferred Shares	1.00	0.012	(0.012)	1.00	1.16	70,246	0.28		1.14		0.32		1.10
2004-FST Capital Shares	1.00	0.011	(0.011)	1.00	1.11	12,975	0.33		0.98		0.37		0.94
2004-FST Administration Shares	1.00	0.010	(0.010)	1.00	1.01	626,210	0.43		1.05		0.47		1.01
2004-FST Service Shares	1.00	0.008	(0.008)	1.00	0.76	285,976	0.68		0.75		0.72		0.71

2003-FST Shares	1.00	0.011	(0.011)	1.00	1.06	10,389,312	0.18		1.07		0.22		1.03
2003-FST Select Shares	1.00	0.010	(0.010)	1.00	1.03	93,038	0.21		1.03		0.25		0.99
2003-FST Preferred Shares	1.00	0.010	(0.010)	1.00	0.96	113,299	0.28		0.98		0.32		0.94
2003-FST Capital Shares	1.00	0.009	(0.009)	1.00	0.91	24,180	0.33		0.85		0.37		0.81
2003-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.81	447,290	0.43		0.81		0.47		0.77
2003-FST Service Shares	1.00	0.006	(0.006)	1.00	0.56	304,547	0.68		0.57		0.72		0.53

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.75	9,194,848	0.18		1.76		0.22		1.72
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.72	2,746	0.21		1.81		0.25		1.77
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.65	176,679	0.28		1.62		0.32		1.58
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.56	1	0.33	(c)	1.73	(c)	0.37	(c)	1.69	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.50	480,359	0.43		1.50		0.47		1.46
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.24	408,993	0.68		1.24		0.72		1.20

2001-FST Shares	1.00	0.04	(0.04)	1.00	4.16	15,909,394	0.18		3.74		0.23		3.69
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	4.13	301,797	0.21		3.79		0.26		3.74
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	4.06	194,015	0.28		4.22		0.33		4.17
2001-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.91	645,588	0.43		3.72		0.48		3.67
2001-FST Service Shares	1.00	0.04	(0.04)	1.00	3.65	492,794	0.68		3.52		0.73		3.47

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund

											Ratios assuming no
											expense reductions

	Net asset								Ratio of net				Ratio of net
	value,			Net asset		Net assets	Ratio of net		investment		Ratio of total		investment
	beginning	Net	Distributions	value,		end of	expenses to		income to		expenses to		income to
	of	investment	to	end of	Total	period (in	average net		average net		average net		average net
Year— Share Class	period	income(a)	shareholders	period	return(b)	000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2006-FST Shares	$1.00	$0.022	$(0.022)	$1.00	2.23%	$1,826,795	0.20	%(c)	4.48	%(c)	0.24	%(c)	4.45	%(c)
2006-FST Select Shares	1.00	0.022	(0.022)	1.00	2.21	1	0.23	(c)	4.44	(c)	0.27	(c)	4.41	(c)
2006-FST Preferred Shares	1.00	0.022	(0.022)	1.00	2.18	753,274	0.30	(c)	4.36	(c)	0.34	(c)	4.33	(c)
2006-FST Capital Shares	1.00	0.021	(0.021)	1.00	2.15	8,051	0.35	(c)	4.47	(c)	0.39	(c)	4.44	(c)
2006-FST Administration Shares	1.00	0.021	(0.021)	1.00	2.10	2,266,551	0.45	(c)	4.22	(c)	0.49	(c)	4.19	(c)
2006-FST Service Shares	1.00	0.020	(0.020)	1.00	1.97	1,260,165	0.70	(c)	3.98	(c)	0.74	(c)	3.94	(c)

For the Years Ended December 31,

2005-FST Shares	1.00	0.030	(0.030)	1.00	3.00	1,633,047	0.20		3.00		0.23		2.97
2005-FST Select Shares	1.00	0.030	(0.030)	1.00	2.97	3	0.23		3.83		0.26		3.80
2005-FST Preferred Shares	1.00	0.029	(0.029)	1.00	2.90	669,177	0.30		2.97		0.33		2.94
2005-FST Capital Shares	1.00	0.028	(0.028)	1.00	2.85	1,926	0.35		2.73		0.38		2.70
2005-FST Administration Shares	1.00	0.027	(0.027)	1.00	2.75	1,856,730	0.45		2.78		0.48		2.75
2005-FST Service Shares	1.00	0.025	(0.025)	1.00	2.49	1,036,131	0.70		2.55		0.73		2.52

2004-FST Shares	1.00	0.011	(0.011)	1.00	1.14	2,262,617	0.20		1.16		0.22		1.14
2004-FST Select Shares	1.00	0.011	(0.011)	1.00	1.11	2	0.23		0.82		0.25		0.80
2004-FST Preferred Shares	1.00	0.010	(0.010)	1.00	1.04	493,548	0.30		1.04		0.32		1.02
2004-FST Capital Shares	1.00	0.010	(0.010)	1.00	0.99	1,038	0.35		0.77		0.37		0.75
2004-FST Administration Shares	1.00	0.009	(0.009)	1.00	0.89	1,581,650	0.45		0.90		0.47		0.88
2004-FST Service Shares	1.00	0.006	(0.006)	1.00	0.64	676,295	0.70		0.67		0.72		0.65

2003-FST Shares	1.00	0.010	(0.010)	1.00	0.96	1,700,016	0.20		0.92		0.22		0.90
2003-FST Select Shares	1.00	0.009	(0.009)	1.00	0.93	9,513	0.23		0.88		0.25		0.86
2003-FST Preferred Shares	1.00	0.009	(0.009)	1.00	0.86	501,231	0.30		0.82		0.32		0.80
2003-FST Capital Shares	1.00	0.008	(0.008)	1.00	0.81	10,980	0.35		0.72		0.37		0.70
2003-FST Administration Shares	1.00	0.007	(0.007)	1.00	0.71	1,199,363	0.45		0.67		0.47		0.65
2003-FST Service Shares	1.00	0.005	(0.005)	1.00	0.46	562,294	0.70		0.44		0.72		0.42

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.65	2,267,428	0.20		1.58		0.22		1.56
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.62	66,438	0.23		1.53		0.25		1.51
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.55	838,498	0.30		1.44		0.32		1.42
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.53	1	0.35	(c)	1.38	(c)	0.37	(c)	1.36	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.40	1,396,765	0.45		1.31		0.47		1.29
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.15	933,190	0.70		1.06		0.72		1.04

2001-FST Shares	1.00	0.04	(0.04)	1.00	3.87	3,985,276	0.20		3.66		0.23		3.63
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	3.83	70,040	0.23		1.83		0.26		1.80
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	3.76	205,440	0.30		4.06		0.33		4.03
2001-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.61	1,515,737	0.45		3.54		0.48		3.51
2001-FST Service Shares	1.00	0.03	(0.03)	1.00	3.35	1,155,241	0.70		3.09		0.73		3.06

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Instruments Fund

											Ratios assuming no
											expense reductions

	Net asset								Ratio of net				Ratio of net
	value,			Net asset		Net assets	Ratio of net		investment		Ratio of total		investment
	beginning	Net	Distributions	value,		end of	expenses to		income to		expenses to		income to
	of	investment	to	end of	Total	period (in	average net		average net		average net		average net
Year— Share Class	period	income(a)	shareholders	period	return(b)	000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2006-FST Shares	$1.00	$0.021	$(0.021)	$1.00	2.14%	$1,376,478	0.20	%(c)	4.32	%(c)	0.24	%(c)	4.28	%(c)
2006-FST Select Shares	1.00	0.021	(0.021)	1.00	2.13	68	0.23	(c)	4.29	(c)	0.27	(c)	4.24	(c)
2006-FST Preferred Shares	1.00	0.021	(0.021)	1.00	2.09	134,991	0.30	(c)	4.21	(c)	0.34	(c)	4.17	(c)
2006-FST Capital Shares	1.00	0.020	(0.020)	1.00	2.06	39,687	0.35	(c)	4.16	(c)	0.39	(c)	4.12	(c)
2006-FST Administration Shares	1.00	0.020	(0.020)	1.00	2.01	1,001,028	0.45	(c)	4.08	(c)	0.49	(c)	4.04	(c)
2006-FST Service Shares	1.00	0.019	(0.019)	1.00	1.89	237,180	0.70	(c)	3.80	(c)	0.74	(c)	3.75	(c)

For the Years Ended December 31,

2005-FST Shares	1.00	0.028	(0.028)	1.00	2.84	1,201,313	0.20		2.78		0.24		2.74
2005-FST Select Shares	1.00	0.028	(0.028)	1.00	2.81	67	0.23		2.78		0.27		2.74
2005-FST Preferred Shares	1.00	0.027	(0.027)	1.00	2.74	133,806	0.30		3.07		0.34		3.03
2005-FST Capital Shares	1.00	0.027	(0.027)	1.00	2.69	6,468	0.35		2.58		0.39		2.54
2005-FST Administration Shares	1.00	0.026	(0.026)	1.00	2.58	537,912	0.45		2.67		0.49		2.63
2005-FST Service Shares	1.00	0.023	(0.023)	1.00	2.33	268,622	0.70		2.44		0.74		2.40

2004-FST Shares	1.00	0.011	(0.011)	1.00	1.08	1,398,794	0.20		1.11		0.24		1.07
2004-FST Select Shares	1.00	0.010	(0.010)	1.00	1.05	65	0.23		1.27		0.27		1.23
2004-FST Preferred Shares	1.00	0.010	(0.010)	1.00	0.98	372,946	0.30		1.26		0.34		1.22
2004-FST Capital Shares	1.00	0.009	(0.009)	1.00	0.93	17,035	0.35		0.89		0.39		0.85
2004-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.83	236,848	0.45		0.84		0.49		0.80
2004-FST Service Shares	1.00	0.006	(0.006)	1.00	0.58	100,678	0.70		0.54		0.74		0.50

2003-FST Shares	1.00	0.009	(0.009)	1.00	0.89	805,747	0.20		0.84		0.25		0.79
2003-FST Select Shares	1.00	0.009	(0.009)	1.00	0.86	1	0.23		0.83		0.28		0.78
2003-FST Preferred Shares	1.00	0.008	(0.008)	1.00	0.79	8,053	0.30		0.77		0.35		0.72
2003-FST Capital Shares	1.00	0.007	(0.007)	1.00	0.74	22,662	0.35		0.70		0.40		0.65
2003-FST Administration Shares	1.00	0.006	(0.006)	1.00	0.64	187,685	0.45		0.59		0.50		0.54
2003-FST Service Shares	1.00	0.004	(0.004)	1.00	0.39	112,084	0.70		0.33		0.75		0.28

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.57	971,035	0.20		1.47		0.25		1.42
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.54	5,004	0.23		1.76		0.28		1.71
2002-FST Preferred Shares	1.00	0.01	(0.01)	1.00	1.47	28,674	0.30		1.39		0.35		1.34
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.52	13,614	0.35	(c)	1.09	(c)	0.40	(c)	1.04	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.31	208,186	0.45		1.14		0.50		1.09
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.06	81,875	0.70		0.98		0.75		0.93

2001-FST Shares	1.00	0.04	(0.04)	1.00	3.79	1,161,245	0.20		3.52		0.26		3.46
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	3.75	12,052	0.23		1.91		0.29		1.85
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	3.68	50,561	0.30		3.32		0.36		3.26
2001-FST Administration Shares	1.00	0.03	(0.03)	1.00	3.53	117,089	0.45		3.22		0.51		3.16
2001-FST Service Shares	1.00	0.03	(0.03)	1.00	3.27	115,500	0.70		3.01		0.76		2.95

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund

											Ratios assuming no
											expense reductions

	Net asset								Ratio of net				Ratio of net
	value,			Net asset		Net assets	Ratio of net		investment		Ratio of total		investment
	beginning	Net	Distributions	value,		end of	expenses to		income to		expenses to		income to
	of	investment	to	end of	Total	period (in	average net		average net		average net		average net
Year— Share Class	period	income(a)	shareholders	period	return(b)	000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2006-FST Shares	$1.00	$0.023	$(0.023)	$1.00	2.27%	$2,416,998	0.18	%(c)	4.54	%(c)	0.24	%(c)	4.49	%(c)
2006-FST Select Shares	1.00	0.022	(0.022)	1.00	2.26	89,223	0.21	(c)	4.53	(c)	0.27	(c)	4.48	(c)
2006-FST Preferred Shares	1.00	0.022	(0.022)	1.00	2.22	277,809	0.28	(c)	4.45	(c)	0.34	(c)	4.40	(c)
2006-FST Capital Shares	1.00	0.022	(0.022)	1.00	2.20	148,154	0.33	(c)	4.42	(c)	0.38	(c)	4.37	(c)
2006-FST Administration Shares	1.00	0.021	(0.021)	1.00	2.15	1,182,961	0.43	(c)	4.30	(c)	0.49	(c)	4.25	(c)
2006-FST Service Shares	1.00	0.020	(0.020)	1.00	2.02	319,469	0.68	(c)	4.06	(c)	0.74	(c)	4.01	(c)

For the Years Ended December 31,

2005-FST Shares	1.00	0.031	(0.031)	1.00	3.10	2,715,310	0.18		3.07		0.23		3.02
2005-FST Select Shares	1.00	0.030	(0.030)	1.00	3.07	75,772	0.21		2.87		0.26		2.82
2005-FST Preferred Shares	1.00	0.030	(0.030)	1.00	3.00	406,025	0.28		2.91		0.33		2.86
2005-FST Capital Shares	1.00	0.029	(0.029)	1.00	2.95	113,461	0.33		2.99		0.38		2.94
2005-FST Administration Shares	1.00	0.028	(0.028)	1.00	2.85	1,163,046	0.43		2.86		0.48		2.81
2005-FST Service Shares	1.00	0.026	(0.026)	1.00	2.59	293,121	0.68		2.58		0.73		2.53

2004-FST Shares	1.00	0.012	(0.012)	1.00	1.23	2,386,970	0.18		1.27		0.22		1.23
2004-FST Select Shares	1.00	0.012	(0.012)	1.00	1.20	142,390	0.21		1.21		0.25		1.17
2004-FST Preferred Shares	1.00	0.011	(0.011)	1.00	1.13	630,711	0.28		1.15		0.32		1.11
2004-FST Capital Shares	1.00	0.011	(0.011)	1.00	1.08	95,441	0.33		1.10		0.37		1.06
2004-FST Administration Shares	1.00	0.010	(0.010)	1.00	0.98	1,072,788	0.43		0.99		0.47		0.95
2004-FST Service Shares	1.00	0.007	(0.007)	1.00	0.73	290,341	0.68		0.72		0.72		0.68

2003-FST Shares	1.00	0.010	(0.010)	1.00	1.04	1,906,071	0.18		1.05		0.22		1.01
2003-FST Select Shares	1.00	0.010	(0.010)	1.00	1.01	114,133	0.21		1.02		0.25		0.98
2003-FST Preferred Shares	1.00	0.009	(0.009)	1.00	0.94	433,695	0.28		0.96		0.32		0.92
2003-FST Capital Shares	1.00	0.009	(0.009)	1.00	0.89	117,416	0.33		0.87		0.37		0.83
2003-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.79	934,764	0.43		0.78		0.47		0.74
2003-FST Service Shares	1.00	0.005	(0.005)	1.00	0.54	246,896	0.68		0.54		0.72		0.50

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.69	3,062,537	0.18		1.68		0.22		1.64
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.66	243,398	0.21		1.60		0.25		1.56
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.59	990,048	0.28		1.58		0.32		1.54
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.54	27,460	0.33	(c)	1.18	(c)	0.37	(c)	1.14	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.44	944,400	0.43		1.40		0.47		1.36
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.19	344,914	0.68		1.19		0.72		1.15

2001-FST Shares	1.00	0.04	(0.04)	1.00	4.09	4,201,586	0.18		3.76		0.24		3.70
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	4.05	51,609	0.21		3.15		0.27		3.09
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	3.98	850,943	0.28		3.68		0.34		3.62
2001-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.83	1,169,694	0.43		3.52		0.49		3.46
2001-FST Service Shares	1.00	0.04	(0.04)	1.00	3.57	576,226	0.68		3.17		0.74		3.11

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Federal Fund

											Ratios assuming no
											expense reductions

	Net asset								Ratio of net				Ratio of net
	value,			Net asset		Net assets	Ratio of net		investment		Ratio of total		investment
	beginning	Net	Distributions	value,		end of	expenses to		income to		expenses to		income to
	of	investment	to	end of	Total	period (in	average net		average net		average net		average net
Year— Share Class	period	income(a)	shareholders	period	return(b)	000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2006-FST Shares	$1.00	$0.022	$(0.022)	$1.00	2.24%	$6,544,793	0.20	%(c)	4.47	%(c)	0.23	%(c)	4.44	%(c)
2006-FST Select Shares	1.00	0.022	(0.022)	1.00	2.23	1	0.23	(c)	4.34	(c)	0.26	(c)	4.31	(c)
2006-FST Preferred Shares	1.00	0.022	(0.022)	1.00	2.19	155,395	0.30	(c)	4.38	(c)	0.33	(c)	4.35	(c)
2006-FST Capital Shares	1.00	0.021	(0.021)	1.00	2.16	3,643	0.35	(c)	4.33	(c)	0.38	(c)	4.30	(c)
2006-FST Administration Shares	1.00	0.021	(0.021)	1.00	2.11	650,258	0.45	(c)	4.23	(c)	0.48	(c)	4.20	(c)
2006-FST Service Shares	1.00	0.020	(0.020)	1.00	1.99	496,066	0.70	(c)	3.97	(c)	0.73	(c)	3.94	(c)

For the Years Ended December 31,

2005-FST Shares	1.00	0.030	(0.030)	1.00	3.03	7,555,583	0.20		3.02		0.22		3.00
2005-FST Select Shares	1.00	0.030	(0.030)	1.00	3.00	3	0.21		2.99		0.23		2.97
2005-FST Preferred Shares	1.00	0.029	(0.029)	1.00	2.93	142,604	0.30		3.15		0.32		3.13
2005-FST Capital Shares	1.00	0.029	(0.029)	1.00	2.88	3,772	0.35		2.84		0.37		2.82
2005-FST Administration Shares	1.00	0.028	(0.028)	1.00	2.78	696,899	0.45		2.78		0.47		2.76
2005-FST Service Shares	1.00	0.025	(0.025)	1.00	2.52	608,554	0.70		2.56		0.72		2.54

2004-FST Shares	1.00	0.012	(0.012)	1.00	1.18	7,336,617	0.20		1.17		0.22		1.15
2004-FST Select Shares	1.00	0.011	(0.011)	1.00	1.15	3	0.23		0.98		0.25		0.96
2004-FST Preferred Shares	1.00	0.011	(0.011)	1.00	1.08	41,311	0.30		1.03		0.32		1.01
2004-FST Capital Shares	1.00	0.010	(0.010)	1.00	1.03	3,823	0.35		1.01		0.37		0.99
2004-FST Administration Shares	1.00	0.009	(0.009)	1.00	0.93	679,050	0.45		1.00		0.47		0.98
2004-FST Service Shares	1.00	0.007	(0.007)	1.00	0.67	484,309	0.70		0.68		0.72		0.66

2003-FST Shares	1.00	0.010	(0.010)	1.00	1.00	7,076,044	0.20		0.99		0.22		0.97
2003-FST Select Shares	1.00	0.010	(0.010)	1.00	0.97	19	0.23		0.95		0.25		0.93
2003-FST Preferred Shares	1.00	0.009	(0.009)	1.00	0.90	108,637	0.30		0.87		0.32		0.85
2003-FST Capital Shares	1.00	0.008	(0.008)	1.00	0.84	4,748	0.35		0.77		0.37		0.75
2003-FST Administration Shares	1.00	0.007	(0.007)	1.00	0.74	419,747	0.45		0.75		0.47		0.73
2003-FST Service Shares	1.00	0.005	(0.005)	1.00	0.49	505,454	0.70		0.49		0.72		0.47

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.65	8,955,842	0.20		1.64		0.22		1.62
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.62	19	0.23		1.23		0.25		1.21
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.55	121,744	0.30		1.54		0.32		1.52
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.53	1	0.35	(c)	1.43	(c)	0.37	(c)	1.41	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.40	685,582	0.45		1.39		0.47		1.37
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.15	650,133	0.70		1.14		0.72		1.12

2001-FST Shares	1.00	0.04	(0.04)	1.00	4.05	14,153,371	0.20		3.87		0.22		3.85
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	4.02	1	0.23		3.59		0.25		3.57
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	3.95	126,915	0.30		3.76		0.32		3.74
2001-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.79	1,134,424	0.45		3.75		0.47		3.73
2001-FST Service Shares	1.00	0.03	(0.03)	1.00	3.53	814,384	0.70		3.43		0.72		3.41

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund

											Ratios assuming no
											expense reductions

	Net asset								Ratio of net				Ratio of net
	value,			Net asset		Net assets	Ratio of net		investment		Ratio of total		investment
	beginning	Net	Distributions	value,		end of	expenses to		income to		expenses to		income to
	of	investment	to	end of	Total	period (in	average net		average net		average net		average net
Year— Share Class	period	income(a)	shareholders	period	return(b)	000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2006-FST Shares	$1.00	$0.015	$(0.015)	$1.00	1.56%	$6,529,598	0.18	%(c)	3.11	%(c)	0.23	%(c)	3.06	%(c)
2006-FST Select Shares	1.00	0.015	(0.015)	1.00	1.54	136,565	0.21	(c)	3.08	(c)	0.26	(c)	3.02	(c)
2006-FST Preferred Shares	1.00	0.015	(0.015)	1.00	1.51	392,098	0.28	(c)	3.04	(c)	0.33	(c)	2.99	(c)
2006-FST Capital Shares	1.00	0.015	(0.015)	1.00	1.48	198,765	0.33	(c)	2.94	(c)	0.38	(c)	2.89	(c)
2006-FST Administration Shares	1.00	0.014	(0.014)	1.00	1.43	315,144	0.43	(c)	2.86	(c)	0.48	(c)	2.81	(c)
2006-FST Service Shares	1.00	0.013	(0.013)	1.00	1.31	129,217	0.68	(c)	2.61	(c)	0.73	(c)	2.56	(c)

For the Years Ended December 31,

2005-FST Shares	1.00	0.022	(0.022)	1.00	2.26	7,547,716	0.18		2.23		0.22		2.19
2005-FST Select Shares	1.00	0.022	(0.022)	1.00	2.23	175,764	0.21		2.20		0.25		2.16
2005-FST Preferred Shares	1.00	0.022	(0.022)	1.00	2.16	243,181	0.28		2.16		0.32		2.12
2005-FST Capital Shares	1.00	0.021	(0.021)	1.00	2.11	220,902	0.33		2.24		0.37		2.20
2005-FST Administration Shares	1.00	0.020	(0.020)	1.00	2.01	349,087	0.43		1.98		0.47		1.94
2005-FST Service Shares	1.00	0.017	(0.017)	1.00	1.75	164,979	0.68		1.79		0.72		1.75

2004-FST Shares	1.00	0.010	(0.010)	1.00	1.05	8,026,117	0.18		1.03		0.22		0.99
2004-FST Select Shares	1.00	0.010	(0.010)	1.00	1.02	160,472	0.21		1.02		0.25		0.98
2004-FST Preferred Shares	1.00	0.009	(0.009)	1.00	0.94	186,208	0.28		0.94		0.32		0.90
2004-FST Capital Shares	1.00	0.009	(0.009)	1.00	0.89	32,599	0.33		0.93		0.37		0.89
2004-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.79	345,968	0.43		0.81		0.47		0.77
2004-FST Service Shares	1.00	0.005	(0.005)	1.00	0.54	85,930	0.68		0.58		0.72		0.54

2003-FST Shares	1.00	0.009	(0.009)	1.00	0.89	7,052,124	0.18		0.87		0.22		0.83
2003-FST Select Shares	1.00	0.009	(0.009)	1.00	0.86	75,811	0.21		0.85		0.25		0.81
2003-FST Preferred Shares	1.00	0.008	(0.008)	1.00	0.79	204,104	0.28		0.79		0.32		0.75
2003-FST Capital Shares	1.00	0.007	(0.007)	1.00	0.74	2,784	0.33		0.75		0.37		0.71
2003-FST Administration Shares	1.00	0.006	(0.006)	1.00	0.64	273,661	0.43		0.61		0.47		0.57
2003-FST Service Shares	1.00	0.004	(0.004)	1.00	0.39	60,412	0.68		0.38		0.72		0.34

2002-FST Shares	1.00	0.01	(0.01)	1.00	1.30	4,537,375	0.18		1.29		0.22		1.25
2002-FST Select Shares	1.00	0.01	(0.01)	1.00	1.27	30	0.21		1.28		0.25		1.24
2002-FST Preferred Shares	1.00	0.01	(0.01)	1.00	1.20	177,825	0.28		1.20		0.32		1.16
2002-FST Capital Shares (commenced August 12)	1.00	— (d)	—(d )	1.00	0.44	7,222	0.33	(c)	0.94	(c)	0.37	(c)	0.90	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.05	206,792	0.43		1.04		0.47		1.00
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	0.80	69,204	0.68		0.79		0.72		0.75

2001-FST Shares	1.00	0.03	(0.03)	1.00	2.60	3,588,030	0.18		2.46		0.23		2.41
2001-FST Select Shares	1.00	0.03	(0.03)	1.00	2.57	1	0.21		2.73		0.26		2.68
2001-FST Preferred Shares	1.00	0.02	(0.02)	1.00	2.50	17,722	0.28		2.45		0.33		2.40
2001-FST Administration Shares	1.00	0.02	(0.02)	1.00	2.34	146,621	0.43		2.27		0.48		2.22
2001-FST Service Shares	1.00	0.02	(0.02)	1.00	2.09	68,298	0.68		2.04		0.73		1.99

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns for periods less than a full year are not annualized.
(c)	Annualized.

(d)	Less than $.005 per share.

The accompanying notes are an integral part of these financial statements.

Statement Regarding Basis for Approval of Management Agreement (Unaudited)
       The Trustees oversee the management of Goldman Sachs Trust (the “Trust”), and review the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) for the Funds.
     The Management Agreement was most recently approved by the Trustees, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), on June 15, 2006 (the “Annual Contract Meeting”).
     To assist the Trustees in their deliberations at the Annual Contract Meeting, and in addition to the reviews of the Funds’ investment performance, expenses and other matters at regularly scheduled Board meetings, the Trustees have a Contract Review Committee (the “Committee”) whose members include all of the Independent Trustees. The Committee held meetings on December 15, 2005, February 8, 2006 and May 10, 2006. At these Committee meetings, the Independent Trustees considered matters relating to the Management Agreement including: (a) the Funds’ investment performance; (b) the Funds’ management fee arrangements; (c) the Investment Adviser’s management fee waivers and its undertaking to reimburse certain expenses of the Funds that exceed specified levels; (d) the Investment Adviser’s potential economies of scale; (e) the relative expense level of the Funds; (f) the Investment Adviser’s profitability with respect to the Trust and the Funds; (g) the quality of the non-advisory services provided to the Funds; (h) the statutory and regulatory requirements applicable to the approval and continuation of mutual fund investment management agreements; (i) an evaluation of the Trustees’ contract review process provided by an outside third party; and (j) information on the processes followed by the third party mutual fund data provider engaged as part of the Trustees’ contract review (the “Outside Data Provider”) in producing investment performance and expense comparisons for the Funds.
     At the Annual Contract Meeting, the Trustees reviewed the matters that were considered at the Committee meetings and also considered additional matters, including: (a) a summary of fee concessions by the Investment Adviser and its affiliates with respect to the Goldman Sachs mutual funds; (b) the quality of the Investment Adviser’s services; (c) the structure, staff and capabilities of the Investment Adviser and its portfolio management teams; (d) the groups within the Investment Adviser that support the portfolio management teams, including the legal and compliance departments, the credit department, the valuation oversight group, the risk and performance analytics group, the business planning team and the technology group; (e) the Investment Adviser’s business continuity and disaster recovery planning; (f) the Investment Adviser’s financial resources and its ability to hire and retain talented personnel; (g) the fees received by the Investment Adviser’s affiliates from the Funds for transfer agency and other services; (h) the terms of the Management Agreement; (i) the administrative services provided under the Management Agreement, including the nature and extent of the Investment Adviser’s oversight of the Funds’ other service providers

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)
including the custodian and fund accounting agent; and (j) the Investment Adviser’s policies addressing various types of potential conflicts of interest. At the Annual Contract Meeting, the Trustees also considered at further length the Funds’ investment performance, fees and expenses, including the Funds’ expense trends over time.
     In connection with the Committee meetings and the Annual Contract Meeting, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities under applicable law. Also, in conjunction with these meetings, the Trustees received information relating to revenue sharing by the Investment Adviser and other matters. During the course of their deliberations, the Independent Trustees met in executive sessions without employees of the Investment Adviser present.
     The presentations made at the Contract Review Committee meetings and at the Annual Contract Meeting encompassed the Funds and other mutual fund portfolios for which the Board of Trustees has responsibility. While the Management Agreement for all of the Funds was approved at the same Annual Contract Meeting, the Trustees considered the Management Agreement as it applied to each Fund separately.
     In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its services and the Funds. At those meetings the Trustees received materials relating to the Investment Adviser’s investment management and other services under the Management Agreement, including: (a) information on the investment performance of the Funds in comparison to other mutual funds; (b) general investment outlooks in the markets in which the Funds invest; (c) compliance reports; and (d) expenses borne by the Funds. In addition, the Trustees were provided with disclosure materials regarding the Goldman Sachs mutual funds and their expenses that are provided to investors who invest in the funds, as well as information on the Goldman Sachs mutual funds’ competitive universe and discussed the broad range of other investment choices that are available to those investors.
     In connection with their approval of the Management Agreement, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other, non-advisory services, that are provided to the Funds by the Investment Adviser and its affiliates. These services include services as the Funds’ transfer agent and distributor. The Trustees concluded that the Investment Adviser was both able to commit substantial financial and other resources to the operations of the Funds and had, in fact, continued to commit those resources in multiple areas including portfolio management, trading, technology, human resources, tax, treasury, legal, compliance, vendor oversight and risk management. The Trustees also believed that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser, including education and training initiatives.

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)
     The Trustees also considered the investment performance of the Funds and the Investment Adviser. In this regard, the Trustees compared the investment performance of the Funds to the performance rankings issued by the Outside Data Provider. This information on the Funds’ investment performance was provided for one, three and five year (and in some cases longer) periods. In addition, the Trustees considered the Funds’ investment performance in light of the investment objectives and credit parameters applicable to the Funds, and the predominantly institutional investor base the Funds serve. The Trustees also considered the Funds’ compliance with regulations of the Securities and Exchange Commission (the “SEC”) applicable to money market mutual funds and the stability of the Funds’ net asset values. In light of these considerations, the Trustees believed that the Funds were providing investment performance within a competitive range for investors.
     The Board of Trustees also considered the contractual fee rates payable by the Funds under the Management Agreement. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds. They also considered information that indicated that these mutual fund services differed in various significant respects from the services provided to the Investment Adviser’s institutional accounts, which generally paid lower fees. In addition, the fees paid by the Funds and the Funds’ total operating expense ratios (before and after fee waivers and expense reimbursements) were compared to similar information for mutual funds advised by other, unaffiliated investment management firms. Most of the comparisons of the Funds’ fee rates and total operating expense ratios were prepared by the Outside Data Provider.
     More particularly, the Trustees reviewed analyses prepared by the Outside Data Provider of the expense rankings of the Funds. The analyses provided a comparison of the Funds’ management fee rates to relevant peer groups and category universes; an expense analysis which compared each Fund’s expenses to a peer group and a category universe; and a five-year history comparing each Fund’s expenses to a category average. The analyses also compared the Funds’ transfer agency fees, custody and accounting fees and other expenses to peer groups and medians. The Trustees believed that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees paid by the Funds.
     In addition, the Trustees reviewed information regarding the Investment Adviser’s potential economies of scale, and whether the Funds and their shareholders were participating in the benefits of these economies. In this regard, the Trustees considered the amount of assets in the Funds; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; and information comparing the contractual fee rates charged by the Investment Adviser (which do not include fee breakpoints) with fee rates charged by other, unaffiliated investment managers to other mutual funds. In this connection, the Trustees noted that the fees actually paid by the Funds were reduced by the Investment Adviser’s voluntary fee waivers and that the Investment Adviser had voluntarily reimbursed certain expenses of the Funds.

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)
     The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from the Funds as stated above. In this connection, the Trustees noted that pursuant to exemptive orders issued by the SEC, affiliates of the Investment Adviser receive compensation in connection with certain portfolio securities transactions executed by the Funds. In addition, the Trustees reviewed the Investment Adviser’s pre-tax revenues and pre-tax margins with respect to the Trust and the Funds. The Trustees reviewed, among other things, profitability analyses and summaries, revenue and expense schedules, and expense allocation methodologies, as well as a report of independent accountants regarding the results of certain agreed-upon procedures to verify expense allocation calculations that were designed to assist the Trustees in their evaluation of the Investment Adviser’s schedules of revenues and expenses. The Trustees considered the Investment Adviser’s revenues and margins both in absolute terms and in comparison to the information on the reported margins earned by other asset management firms.
     After deliberation and consideration of the information provided, including the factors described above, the Trustees concluded that the management fees paid by the Funds were reasonable in light of the services provided by the Investment Adviser, its costs and the Funds’ current and reasonably foreseeable asset levels, and that the Management Agreement should be approved and continued.

Goldman Sachs Trust—Financial Square Funds

Fund Expenses (Unaudited) — Six Month Period Ended June 30, 2006
          As a shareholder of FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares or FST Service Shares of the Funds you incur ongoing costs, including management fees; distribution (12b-1), service and/or shareholder administration fees (with respect to FST Select, FST Preferred, FST Capital, FST Administration and FST Service Shares, if any); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares or FST Service Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.
Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.
Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Prime Obligations Fund				Money Market Fund				Treasury Obligations Fund				Treasury Instruments Fund

				Expenses				Expense				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended
Share Class	1/1/06	6/30/06		6/30/06*	1/1/06	6/30/06		6/30/06*	1/1/06	6/30/06		6/30/06*	1/1/06	6/30/06		6/30/06*

FST Shares
Actual	$1,000.00	$1,022.90		$0.91	$1,000.00	$1,022.90		$0.91	$1,000.00	$1,022.30		$1.02	$1,000.00	$1,021.40		$1.02
Hypothetical 5% return	1,000.00	1,023.90	+	0.91	1,000.00	1,023.89	+	0.92	1,000.00	1,023.78	+	1.02	1,000.00	1,023.79	+	1.02

FST Select Shares
Actual	1,000.00	1,022.80		1.05	1,000.00	1,022.80		1.06	1,000.00	1,022.10		1.17	1,000.00	1,021.30		1.16
Hypothetical 5% return	1,000.00	1,023.75	+	1.05	1,000.00	1,023.74	+	1.06	1,000.00	1,023.63	+	1.17	1,000.00	1,023.65	+	1.16

FST Preferred Shares
Actual	1,000.00	1,022.40		1.41	1,000.00	1,022.40		1.42	1,000.00	1,021.80		1.52	1,000.00	1,020.90		1.52
Hypothetical 5% return	1,000.00	1,023.40	+	1.41	1,000.00	1,023.39	+	1.42	1,000.00	1,023.29	+	1.52	1,000.00	1,023.29	+	1.52

FST Capital
Actual	1,000.00	1,022.20		1.65	1,000.00	1,022.20		1.65	1,000.00	1,021.50		1.78	1,000.00	1,020.60		1.77
Hypothetical 5% return	1,000.00	1,023.16	+	1.66	1,000.00	1,023.16	+	1.66	1,000.00	1,023.03	+	1.78	1,000.00	1,023.04	+	1.77

FST Administration
Actual	1,000.00	1,021.70		2.16	1,000.00	1,021.70		2.17	1,000.00	1,021.00		2.27	1,000.00	1,020.10		2.27
Hypothetical 5% return	1,000.00	1,022.66	+	2.16	1,000.00	1,022.65	+	2.17	1,000.00	1,022.54	+	2.28	1,000.00	1,022.55	+	2.27

FST Service
Actual	1,000.00	1,020.40		3.41	1,000.00	1,020.40		3.42	1,000.00	1,019.70		3.53	1,000.00	1,018.90		3.52
Hypothetical 5% return	1,000.00	1,021.42	+	3.41	1,000.00	1,021.41	+	3.42	1,000.00	1,021.30	+	3.53	1,000.00	1,021.31	+	3.52

	Government Fund				Federal Fund				Tax-Free Money Market Fund

				Expenses				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended
Share Class	1/1/06	6/30/06		6/30/06*	1/1/06	6/30/06		6/30/06*	1/1/06	6/30/06		6/30/06*

FST Shares
Actual	$1,000.00	$1,022.70		$0.92	$1,000.00	$1,022.40		$1.02	$1,000.00	$1,015.60		$0.91
Hypothetical 5% return	1,000.00	1,023.88	+	0.92	1,000.00	1,023.79	+	1.02	1,000.00	1,023.89	+	0.91

FST Select Shares
Actual	1,000.00	1,022.30		1.15	1,000.00	1,022.30		1.10	1,000.00	1,015.40		1.06
Hypothetical 5% return	1,000.00	1,023.65	+	1.15	1,000.00	1,023.71	+	1.10	1,000.00	1,023.75	+	1.06

FST Preferred Shares
Actual	1,000.00	1,022.20		1.42	1,000.00	1,021.90		1.52	1,000.00	1,015.10		1.41
Hypothetical 5% return	1,000.00	1,023.39	+	1.42	1,000.00	1,023.29	+	1.52	1,000.00	1,023.40	+	1.41

FST Capital
Actual	1,000.00	1,022.00		1.65	1,000.00	1,021.60		1.77	1,000.00	1,014.80		1.65
Hypothetical 5% return	1,000.00	1,023.16	+	1.66	1,000.00	1,023.04	+	1.77	1,000.00	1,023.16	+	1.66

FST Administration
Actual	1,000.00	1,021.50		2.18	1,000.00	1,021.10		2.27	1,000.00	1,014.30		2.16
Hypothetical 5% return	1,000.00	1,022.64	+	2.18	1,000.00	1,022.55	+	2.27	1,000.00	1,022.65	+	2.17

FST Service
Actual	1,000.00	1,020.20		3.43	1,000.00	1,019.90		3.52	1,000.00	1,013.10		3.40
Hypothetical 5% return	1,000.00	1,021.40	+	3.43	1,000.00	1,021.31	+	3.53	1,000.00	1,021.41	+	3.42

*	Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2006. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. Expense ratios for the most recent fiscal half year may differ from expense ratios based on one-year data in the financial highlights. The annualized net expense ratios for the period were as follows:

Fund	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Service Shares

Prime Obligations	0.18%	0.21%	0.28%	0.33%	0.43%	0.68%
Money Market	0.18	0.21	0.28	0.33	0.43	0.68
Treasury Obligations	0.20	0.23	0.30	0.35	0.45	0.70
Treasury Instruments	0.20	0.23	0.30	0.35	0.45	0.70
Government	0.18	0.21	0.28	0.33	0.43	0.68
Federal	0.20	0.23	0.30	0.35	0.45	0.70
Tax-Free Money Market	0.18	0.21	0.28	0.33	0.43	0.68

+	Hypothetical expenses are based on the Fund’s actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-621-2550; and (II) on the Securities and Exchange Commission Web site at http://www.sec.gov.
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. When available, the Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-621-2550.
The Standardized 7-Day Current Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 7-Day Current Yield may differ slightly from the actual distribution rate of a given portfolio because of the exclusion of distributed capital gains, which are non-recurring.
The Standardized 7-Day Effective Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 7-Day Effective Yield assumes reinvestment of monthly dividends.
The Standardized 30-Day Yield is calculated by annualizing the net investment income per share earned over a 30-day period divided by the maximum public offering price per share on the last day of the period. This yield does not necessarily reflect income earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Fund’s entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus. Investors should consider a fund’s objectives, risks, and charges and expenses, and read the prospectus carefully before investing or sending money. The prospectus contains this and other information about the Funds.
Goldman, Sachs & Co. is the distributor of the Goldman Sachs Funds.

Copyright 2006 Goldman, Sachs & Co. All rights reserved.	06-260/148.1K / 08-06

TRUSTEES
Ashok N. Bakhru, Chairman
John P. Coblentz, Jr.
Patrick T. Harker
Mary Patterson McPherson
Alan A. Shuch
Wilma J. Smelcer
Richard P. Strubel
Kaysie P. Uniacke

OFFICERS
Kaysie P. Uniacke, President
James A. Fitzpatrick, Vice President
James A. McNamara, Vice President
John M. Perlowski, Treasurer
Peter V. Bonanno, Secretary

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Investment Adviser

FSS/ SAR 06/06	Goldman Sachs Funds 32 Old Slip New York, NY 10005

ITEM 2.	CODE OF ETHICS. — Not applicable to the Semi-Annual Report for the period ended June 30, 2006

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. — Not applicable to the Semi-Annual Report for the period ended June 30, 2006

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. — Not applicable to the Semi-Annual Report for the period ended June 30, 2006

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant’s Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	August 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	August 31, 2006

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	August 31, 2006